As filed with the Securities and Exchange Commission on April 30, 2004


                                                              File No. 333-95637
                                                              File No. 811-09799

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]
                         Pre-effective Amendment No.                   [ ]


                       Post-Effective Amendment No. 5                  [X]


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]


                       Post-effective Amendment No. 5                  [X]


          PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT
                           [Exact Name of Registrant]

                     PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               [Name of Depositor]

                        c/o Pruco Life Insurance Company
                              213 Washington Street
                              Newark, NJ 07102-2992

                  Depositor's Telephone Number: (973) 802-7333

                                   ----------

                             C. Christopher Sprague, Esq.
                      Vice President and Corporate Counsel
                   The Prudential Insurance Company of America
                        213 Washington Street, 15th Floor
                          Newark, New Jersey 07102-2992

               [Name and Address of Agent for Service of Process]

                                   ----------

It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2004 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph(a) of Rule 485


[ ]  on May 1, 2004 pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered: Interests in Group Variable Annuity Contracts.

PROSPECTUS

                                                                    MAY 1, 2004

DISCOVERY PREMIER
                   ----------------------------------------
                           GROUP RETIREMENT ANNUITY

This prospectus describes the Prudential DISCOVERY PREMIER/SM/ Group Variable Annuity Contracts* (the "Contracts"). The Contracts are group variable annuity contracts sold by The Prudential Insurance Company of America to retirement plans qualifying for federal tax benefits under sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 as amended (the "Code") and to defined contribution annuity plans qualifying for federal tax benefits under Section 403(c) of the Code. In this Prospectus, The Prudential Insurance Company of America may be referred to as either "Prudential" or as "we" or "us." We may refer to a participant under a retirement plan as "you."

As a plan participant, you can allocate contributions made on your behalf in a number of ways. You can allocate contributions to one or more of the 34 Subaccounts and the Guaranteed Interest Account. Each Subaccount invests in one of the following portfolios of The Prudential Series Fund, Inc. (the "Prudential Series Fund") or other listed portfolios (collectively, the "Funds"):

                       THE PRUDENTIAL SERIES FUND, INC.

Money Market Portfolio     Flexible Managed Portfolio Equity Portfolio
Diversified Bond Portfolio High Yield Bond Portfolio  Jennison Portfolio
Government Income
 Portfolio                 Stock Index Portfolio      Global Portfolio
Conservative Balanced                                 Jennison 20/20 Focus
 Portfolio                 Prudential Value Portfolio Portfolio
Small Capitalization
 Stock Portfolio

--------------------------------------------------------------------------------

              AIM VARIABLE INSURANCE        ALLIANCEBERNSTEIN
                    FUNDS, INC.         VARIABLE PRODUCTS SERIES
                                               FUND, INC.
                AIM V.I. Government     Premier Growth Portfolio
                  Securities Fund             Small Cap Growth
                                                Portfolio
              AIM V.I. Premier Equity       Growth and Income
                        Fund                    Portfolio
              AIM V.I. International
                    Growth Fund
              INVESCO VIF - Dynamics
                        Fund
             AMERICAN CENTURY VARIABLE
                  PORTFOLIOS, INC.         CREDIT SUISSE TRUST
                VP Income & Growth      Mid-Cap Growth Portfolio
                      DAVIS VARIABLE ACCOUNT FUND, INC.
                            Davis Value Portfolio
               The DREYFUS SOCIALLY
              RESPONSIBLE GROWTH FUND,     FRANKLIN TEMPLETON
                        INC.               VARIABLE INSURANCE
                 Dreyfus Socially
              Responsible Growth Fund        PRODUCTS TRUST
                                        Franklin Small Cap Fund
                                          Templeton Foreign
                                        Securities Fund
                JANUS ASPEN SERIES       MFS VARIABLE INSURANCE
                                                  TRUST
                  Mid Cap Growth
              Portfolio    Worldwide     MFS Bond Series    MFS
                 Growth Portfolio        Investors Trust Series
                 Growth and Income         MFS Emerging Growth
                     Portfolio             Series    MFS Total
                                              Return Series
                                          MFS Investors Growth
                                              Stock Series



In this Prospectus, we provide information that you should know before you invest. We have filed additional information about the Contracts with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information ("SAI"), dated May 1, 2004. That SAI is legally a part of this Prospectus. If you are a participant in certain types of plans (generally, 403(b) plans), you can get a copy of the SAI free of charge by contacting us at the address or telephone number shown on the cover page. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The SEC's mailing address is 450 Fifth Street, N.W., Washington, DC 20549-0102, and its public reference number is (202) 942-8090.

                   ----------------------------------------

The accompanying prospectuses for the Funds and the related statements of additional information describe the investment objectives and risks of investing in the Funds. We may offer additional Funds and Subaccounts in the future. The contents of the SAI with respect to the Contracts appears on page 36 of this Prospectus.

                   ----------------------------------------
Please read this Prospectus and keep it for future reference. It is accompanied by a current Prospectus for each of the Funds. Read those prospectuses carefully and retain them for future reference.

As with all variable annuity contracts, the fact that we have filed a registration statement with the SEC does not mean that the SEC has determined that the Contracts are a good investment. Nor has the SEC determined that this Prospectus is complete or accurate. It is a criminal offense to state otherwise.

                  The Prudential Insurance Company Of America
                        Prudential Retirement Services
                            30 Scranton Office Park
                            Scranton, PA 18507-1789
                           Telephone 1-800-458-6333

* DISCOVERY PREMIER is a service mark of The Prudential Insurance Company of America

                              PROSPECTUS CONTENTS


                                                                          Page
 GLOSSARY................................................................    1
 BRIEF DESCRIPTION OF THE CONTRACTS......................................    2
 SUMMARY OF CONTRACT EXPENSES............................................    4
 GENERAL INFORMATION ABOUT PRUDENTIAL, PRUDENTIAL DISCOVERY PREMIER GROUP
   VARIABLE CONTRACT ACCOUNT AND THE INVESTMENT OPTIONS AVAILABLE UNDER
   THE CONTRACTS.........................................................    6
  Prudential Insurance Company of America................................    6
  Prudential Discovery Premier Group Variable Contract Account...........    6
  The Funds..............................................................    7
  Guaranteed Interest Account............................................   11
 THE CONTRACTS...........................................................   12
  The Accumulation Period................................................   12
  Allocation of Purchase Payments........................................   13
  Asset Allocation Program...............................................   13
  Transfers..............................................................   13
  Dollar Cost Averaging..................................................   15
  Auto-Rebalancing.......................................................   15
  Withdrawals............................................................   16
  Systematic Withdrawal Plan.............................................   16
  Texas Optional Retirement Plan.........................................   17
  Death Benefit..........................................................   18
  Discontinuance of Contributions........................................   19
  Loan Program...........................................................   19
  Modified Procedures....................................................   23
 CHARGES, FEES AND DEDUCTIONS............................................   23
  Administrative Fee.....................................................   23
  Charge for Assuming Mortality and Expense Risks........................   23
  Expenses Incurred by the Funds.........................................   23
  Withdrawal Charge......................................................   23
  Limitations on Withdrawal Charge.......................................   24
  Taxes Attributable to Premium..........................................   25
  Aggregate Nature of Charges............................................   25
 REQUESTS, CONSENTS and NOTICES..........................................   25
 FEDERAL TAX STATUS......................................................   26
 ERISA CONSIDERATIONS....................................................   30
 EFFECTING AN ANNUITY....................................................   30
  Life Annuity with Payments Certain.....................................   31
  Annuity Certain........................................................   31
  Joint and Survivor Annuity with Payments Certain.......................   31
  Purchasing the Annuity.................................................   31
  Spousal Consent Rules for Certain Retirement Plans.....................   32
 OTHER INFORMATION.......................................................   32
  Misstatement of Age or Sex.............................................   32
  Sale of the Contract and Sales Commissions.............................   33
  Voting Rights..........................................................   33
  Substitution of Fund Shares............................................   34
  Reports to Participants................................................   34
  State Regulation.......................................................   34
  Litigation.............................................................   35
  Statement of Additional Information....................................   36
  Additional Information.................................................   36
  Accumulation Unit Values...............................................   37

                                   GLOSSARY

Account--See the Prudential Discovery Premier Group Variable Contract Account (the "Discovery Account") below.

Accumulation Period--The period, prior to the effecting of an annuity, during which the amount credited to a Participant Account may vary with the investment performance of any Subaccount of the Discovery Account.

Annuitant--The person or persons designated by the Participant upon whose life or lives monthly annuity payments are based after an annuity is effected.

Annuity Date--The date that the accumulation period ends and annuity payments begin.

Beneficiary--A person designated by a Participant to receive benefits from funds held under the Contract.


Business Day--A day on which both the New York Stock Exchange and Prudential are open for business. Our business day generally ends at 4:00 p.m. Eastern time.


Code--The Internal Revenue Code of 1986, as amended.

Contractholder--The employer, association or trust to which Prudential has issued a Contract.

Contracts--The Group Variable Annuity Contracts that we describe in this Prospectus and offer for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Code and with non-qualified annuity arrangements.

Contract Value--The dollar amount held under a Contract.

Employer--The sponsor of the retirement plan or non-qualified annuity arrangement.

Funds--The portfolios of The Prudential Series Fund, Inc.; AIM Variable Insurance Funds, Inc.; AllianceBernstein Variable Products Series Fund, Inc.; American Century Variable Portfolios, Inc.; Credit Suisse Trust; Davis Variable Account Fund, Inc.; The Dreyfus Socially Responsible Growth Fund, Inc.; Franklin Templeton Variable Insurance Products Trust; Invesco Variable Investment Funds, Inc.; Janus Aspen Series; and MFS Variable Insurance Trust, available under the Contracts.

General Account--The assets of Prudential other than those allocated to the Discovery Account or any other separate account of Prudential.

Guaranteed Interest Account--An allocation option under the Contract backed by Prudential's General Account, or under certain Contracts, a separate account. It is not part of nor dependent upon the investment performance of the Discovery Account. This Prospectus does not describe in detail the Guaranteed Interest Account or any separate account funding a guaranteed interest rate option.

Participant--A person who makes contributions, or for whom contributions have been made, and to whom they remain credited under the Contract. "You" means the Participant.

Participant Account--An account established for each Participant to record the amount credited to the Participant under the Contract.

Participant Account Value--The dollar amount held in a Participant Account.

Prudential--The Prudential Insurance Company of America. "We," "us," or "our" means Prudential.

Prudential Discovery Premier Group Variable Contract Account--A separate account of Prudential registered under the Investment Company Act of 1940 as a unit investment trust, invested through its Subaccounts in shares of the corresponding Funds also referred to as "Discovery Account".

Subaccount--A division of the Discovery Account, the assets of which are invested in shares of the corresponding Fund.

Unit and Unit Value--We credit a Participant with Units for each Subaccount in which he invests. The value of these Units may change each Business Day to reflect the investment results of, and deductions of charges from, the Subaccounts, and the expenses of the Funds in which the assets of the Subaccounts are invested. The number of Units credited to a Participant in any Subaccount of the Discovery Account is determined by dividing the amount of the contribution or transfer made on his behalf to that Subaccount by the applicable Unit Value for the Business Day on which the contribution or transfer is received at the address shown on the cover of this Prospectus or such other address that Prudential has specified. We will reduce the number of Units credited to a Participant under any Subaccount by the number of Units canceled as a result of any transfer or withdrawal by a Participant from that Subaccount.

Valuation Period--The period of time from one determination of the value of the amount invested in a Subaccount to the next. We make such determinations generally as of 4:00 p.m. Eastern time on each day during which the New York Stock Exchange and Prudential are open. Currently, the Prudential business unit that receives transaction requests for the Contracts is open each day on which the New York Stock Exchange is open.

Variable Investment Options--The Subaccounts.

                      BRIEF DESCRIPTION OF THE CONTRACTS

We offer the Contracts to retirement plans qualifying for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and to annuity arrangements qualifying for federal tax benefits under Section 403(c) of the Code. The Contracts are group annuity contracts that we typically issue to employers. These employers then make contributions under the Contract on behalf of their employees. A person for whom contributions have been made and to whom they remain credited under a Contract is a "Participant."

The value of a Participant's investment depends upon the performance of the selected investment option[s]. Currently, there are 34 variable investment options, each of which is called a Subaccount. Prudential may limit the number of subaccounts an employer may select in order to ensure that Prudential is the owner of the assets in the Subaccounts for tax purposes. We invest the assets of each Subaccount in one of the Funds listed beginning on page 7. You may direct contributions to one or a combination of variable investment options as well as the Guaranteed Interest Account. We set up a separate Participant Account to record your investment choices. You can withdraw amounts held under your Participant Account, in whole or in part, prior to the annuity date. We also provide for a death benefit under the Contract.

Through payroll deduction or similar agreements with the Contractholder, you may make contributions under the Contract if permitted under your retirement arrangement. In addition, you may make contributions in ways other than payroll deduction under certain circumstances if permitted under your retirement arrangement.


We assess charges under the Contracts for administering the Contracts and for assuming mortality and expense risks under the Contracts. We deduct a mortality and expense risk charge equal to an annual rate of 0.15% from the assets held in the variable investment options. We also deduct an administrative charge equal to a maximum annual rate of 0.75% from the assets held in the variable investment options. You can find further details about the administrative charge in the Fee Table, page 4, and under Administrative Fee, page 23.


We may impose a withdrawal charge upon withdrawals made in the first five years after the initial contribution made on behalf of the Participant. The maximum withdrawal charge is 5% of the contributions withdrawn on behalf of the Participant.


A charge against each of the Funds' assets is also made by the investment adviser for providing investment advisory and management services. You can find further details about charges under the section entitled Charges, Fees and Deductions, page 23.



Unless restricted by the retirement arrangement under which you are covered, or by a section of the Code, you may withdraw, at any time, all or part of your Participant Account. See "Withdrawals," page 16. We may impose a charge upon withdrawal. You can find further details about the withdrawal charge under the section entitled "Withdrawal Charge," page 21. If you withdraw, you may be taxed under the Code, including, under certain circumstances, a 10% tax penalty on premature withdrawals. See "Federal Tax Status," page 26. In addition, you may transfer all or a part of your Participant Account Value among the Subaccounts and the Guaranteed Interest Account without the imposition of the withdrawal charge or tax liability.


As explained below, notices, forms and requests for transactions related to the Contracts may be provided in traditional paper form or by electronic means, including telephone and Internet. Prudential reserves the right to vary the means available, including limiting them to electronic means, from Contract to Contract by Contract terms, related service agreements with the Contractholder, or notice to the Contractholder and Participants.

You should send all written requests, notices, and transfer requests required or permitted by the Contracts (other than withdrawal requests and death benefit claims), to Prudential at the address shown on the cover of this Prospectus. You may effect permitted telephone transactions by calling us at 1-800-458-6333. All permitted Internet transactions may be made through www.prudential.com. You must send all written withdrawal requests or death benefit claims to Prudential by one of the following three means: (1) by U.S. mail to: Prudential, P.O. Box 5410, Scranton, Pennsylvania 18505-5410; (2) delivery service other than the U.S. mail (e.g., Federal Express, etc.) sent to our office at the following address: Prudential, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789; or (3) fax to Prudential, Attention: Client Payments at: (570) 340-4328. Under certain Contracts, the Contractholder or a third party acting on their behalf provides record-keeping services that we would otherwise perform. See "Modified Procedures," page 23. Prudential may provide other permitted telephone numbers or Internet addresses.




We intend this brief description of the Contracts to provide a broad overview of the more significant features of the Contracts. More detailed information about the Contracts can be found in subsequent sections of this Prospectus and in the Contracts themselves. We reserve the right to terminate a Contract if, after a specified period of time after the Contract's issuance, the number of participants enrolled falls below a specified number.

Transaction requests (including death benefit claims) received directly by Prudential in good order on a given Business Day before the established transaction cutoff time (4 PM Eastern Time, or such earlier time that the New York Stock Exchange may close) will be effective for that Business Day. For purposes of the preceding sentence, we define "good order" generally as an instruction received by us that is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction.

                         SUMMARY OF CONTRACT EXPENSES

The purpose of this summary is to help you to understand the costs and expenses you will pay for participating in the Discovery Premier Group Retirement Annuity. The following tables describe the maximum fees and expenses that you will pay when buying, owning, and surrendering an interest in the contract. State premium taxes may also be deducted.


For more detailed information, including additional information about current and maximum charges, see "Charges, Fees and Deductions" on page 23. For more detailed expense information about the underlying mutual funds, please refer to the individual fund prospectuses, which you will find attached at the back of this prospectus.


PARTICIPANT TRANSACTION EXPENSES

Maximum Withdrawal Charge

                      Years of Contract Participation
                      -------------------------------
                        First Year................... 5%
                        Second Year.................. 4%
                        Third Year................... 3%
                        Fourth Year.................. 2%
                        Fifth Year................... 1%
                        Sixth and subsequent years... 0%

The next table describes the fees and expenses you will pay periodically during the time that you participate in the contract, not including underlying mutual fund fees and expenses.

Insurance and Administrative Expenses (as a percentage of average participant account value)

                  Mortality and Expense Risk Charge..... 0.15%
                  Maximum Administrative Fee*........... 0.75%
                                                         -----
                  Total Separate Account Annual Expenses 0.90%
                                                         =====

--------
* We may reduce this administrative fee under Contracts as to which, due to economies of scale and other factors, our administrative costs are reduced.


There is a charge for premium tax imposed on us by certain states/jurisdictions of up to 3.5% of contract value.



The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you participate in the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2003. Fund expenses are not fixed or guaranteed by Discovery Premier Group Retirement Annuity, and may vary from year to year.


Total Annual Mutual Fund Operating Expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)


                                                           Minimum Maximum*
                                                           ------- --------
    Total Annual Underlying Mutual Fund Operating Expenses  0.37%    1.61%

--------

* The expenses of certain underlying mutual funds have been reduced under expense offset arrangements. The minimum and maximum fund expenses that include the effect of those expense offset arrangements were 0.37% and 1.36%, respectively.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of participating in the contract with the cost of investing in other group variable annuity contracts. These costs include participant transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.


The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the mutual funds, which do not reflect any expense reimbursement or waiver. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as indicated in the tables below:


WITHDRAWAL AT END OF PERIOD

If a Participant withdraws his or her entire Participant Account Value from the specified Subaccount just prior to the end of the applicable time period, the Participant would pay the following cumulative expenses on each $10,000 invested.


          1 yr                       3 yrs                      5 yrs            10 yrs
          $754                      $1,082                     $1,435            $2,846


NO WITHDRAWAL AT END OF PERIOD

If a Participant does not withdraw any portion of his or her Participant Account Value from the specified Subaccount, or he or she uses Participant Account Value to effect an annuity as of the end of the applicable time period, the Participant would pay the following cumulative expenses on each $10,000 invested.


            1 yr                 3 yrs                5 yrs         10 yrs
            $254                 $782                $1,335         $2,846


NOTES FOR EXPENSE EXAMPLE

This example does not show past or future expenses. Actual expenses may be higher or lower. Premium taxes are not reflected in the examples. Depending on the state you live in, a charge for premium taxes may apply.

Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.

A table of accumulation unit values of interests in each variable investment option appears in the Appendix.

   GENERAL INFORMATION ABOUT PRUDENTIAL, PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT AND THE INVESTMENT OPTIONS AVAILABLE UNDER THE
                                   CONTRACTS

PRUDENTIAL INSURANCE COMPANY OF AMERICA

The Prudential Insurance Company of America ("Prudential") is a New Jersey stock life insurance company that has been doing business since 1875. Prudential is licensed to sell life insurance and annuities in the District of Columbia, Guam, U.S. Virgin Islands, and in all states. Our corporate office is located at 751 Broad Street, Newark, New Jersey. We have been investing for pension funds since 1928.

Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company. Prudential Financial exercises significant influence over the operations and capital structure of Prudential. However, neither Prudential Financial nor any other related company has any legal responsibility to pay amounts that Prudential may owe under the contract.

Prudential generally is responsible for the administrative and record-keeping functions of the Prudential Discovery Premier Group Variable Contract Account and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participant Accounts, preparing and distributing confirmations, statements, and reports. The administrative and record-keeping expenses that we bear include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems.

We are reimbursed for these administrative and record-keeping expenses by the daily charge against the assets of each Subaccount for administrative expenses.

PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT

Prudential established the Prudential Discovery Premier Group Variable Contract Account (the "Discovery Account") on November 9, 1999, under New Jersey law as a separate investment account. The Discovery Account meets the definition of a "separate account" under federal securities laws. Prudential is the legal owner of the assets in the Discovery Account, and is obligated to provide all benefits under the Contracts. Prudential will at all times maintain assets in the Discovery Account with a total market value sufficient to support its obligations under the Contracts. Prudential segregates the Discovery Account assets from all of its other assets. Thus, those assets are not chargeable with liabilities arising out of any other business Prudential conducts. The Discovery Account's assets may include funds contributed by Prudential to commence operation of the Discovery Account, and may include accumulations of the charges Prudential makes against the Discovery Account. From time to time, Prudential will transfer these additional assets to Prudential's general account. Before making any such transfer, Prudential will consider any possible adverse impact the transfer might have on the Discovery Account.

Prudential registered the Discovery Account with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This registration does not mean that the SEC supervises the management or investment policies or practices of the Discovery Account. For state law purposes, the Discovery Account is treated as a part or division of Prudential. There are currently 34 Subaccounts within the Discovery Account. These Subaccounts invest in the corresponding Funds available under the Contracts. We may establish additional Subaccounts in the future.

THE FUNDS

The following is a list of each Fund, its investment objective and its investment adviser:

THE PRUDENTIAL SERIES FUND, INC.

Money Market Portfolio. The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The Portfolio invests in high-quality short-term money market instruments issued by the U.S. government or its agencies, as well as both domestic and foreign corporations and banks.

Diversified Bond Portfolio. The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The Portfolio normally invests at least 80% of its investable assets in high-grade debt obligations and high-quality money market investments.

Government Income Portfolio. The investment objective is a high level of income over the long term consistent with the preservation of capital. The Portfolio normally invests at least 80% of its investable assets in U.S. government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. government, mortgage-related securities and collateralized mortgage obligations.

Conservative Balanced Portfolio. The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

Flexible Managed Portfolio. The investment objective is a high total return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

High Yield Bond Portfolio. The investment objective is a high total return. The Portfolio normally invests at least 80% of its investable assets in high yield/high risk debt securities.

Stock Index Portfolio. The investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. The Portfolio attempts to duplicate the price and yield of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") by investing at least 80% of its investable assets in S&P 500 stocks.

Prudential Value Portfolio. The investment objective is capital appreciation. The Portfolio invests primarily in common stocks that are trading below their underlying asset value, cash generating ability, and overall earnings and earnings growth. The Portfolio normally invests at least 65% of its total assets in the common stock and convertible securities of companies that we believe will provide investment returns above those of the Standard & Poor's 500 Composite Stock Price Index (S&P 500) or the New York Stock Exchange (NYSE) Composite Index.

Equity Portfolio. The investment objective is long-term growth of capital. The Portfolio normally invests at least 80% of its investable assets in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation.

Jennison Portfolio. The investment objective is to achieve long-term growth of capital. The Portfolio invests primarily in equity securities of major, established corporations that we believe offer above-average growth prospects.

Global Portfolio. The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.

Jennison 20/20 Focus Portfolio. The investment objective is long-term growth of capital. The Portfolio will invest primarily in up to 40 equity securities of U.S. companies that are selected by the Portfolio's two portfolio managers (up to 20 by each) as having strong capital appreciation potential. One manager will use a "value" approach, which means he or she will attempt to identify strong companies selling at a discount from their perceived true value. The other manager will use a "growth" approach, which means he or she seeks companies that exhibit higher-than-average earnings growth.

Small Capitalization Stock Portfolio. The investment objective is to achieve long-term growth of capital. The Portfolio invests primarily in equity securities of publicly-traded companies with small market capitalizations. The Portfolio attempts to duplicate the price and yield performance of the Standard & Poor's Small Capitalization 600 Stock Index (the "S&P SmallCap 600 Index") by investing at least 80% of its investable assets in all or a representative sample of stocks in the S&P SmallCap 600 Index.

Prudential Investments LLC ("PI"), an indirect wholly-owned subsidiary of Prudential Financial Inc., manages each of the Fund's portfolios under a "manager-of-managers" approach. In addition, the portfolios also have subadvisers, which have day-to-day responsibility for managing the portfolio, subject to the oversight of PI. Under the manager-of-managers approach, PI has the ability to assign subadvisers to manage specific portions of a portfolio, and the portion managed by a subadviser may vary from 0% to 100% of the portfolio's assets.

Jennison Associates LLC ("Jennison"), a Prudential affiliate, serves as subadviser to the following Portfolios that previously were subadvised (in whole or in part) by Prudential Investment Management, Inc. ("PIM"): Equity Portfolio, Prudential Value Portfolio, Global Portfolio and Jennison 20/20 Focus Portfolio. PIM continues to serve as subadviser to the Conservative Balanced, Diversified Bond, Flexible Managed, Government Income, High Yield Bond, Money Market, Small Capitalization Stock and Stock Index Portfolios.


The Equity Portfolio receives subadvisory services from Jennison and two non-Prudential subadvisers. Specifically, Salomon Brothers Asset Management Inc. ("Salomon") manages approximately 25% of the Equity Portfolio's assets. Salomon is part of the SSB Citi Asset Management Group, the global asset management arm of Citigroup Inc. GE Asset Management Incorporated ("GEAM") also serves as a subadviser to approximately 25% of the Equity Portfolio's assets. GEAM is a wholly-owned subsidiary of General Electric Corporation.


AIM VARIABLE INSURANCE FUNDS

AIM V.I. Government Securities Fund: Seeks a high level of current income consistent with reasonable concern for safety of principal by investing, normally, at least 80% of its net assets in debt securities issued, guaranteed or otherwise backed by the United States Government.

AIM V.I. International Growth Fund: Seeks long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

AIM V.I. Premier Equity Fund: Seeks long-term growth of capital, with income as a secondary objective, by investing, normally 80% of its net assets in equity securities judged by the fund's investment adviser to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally.


VIF-Dynamics Fund: Seeks growth of capital by normally investing at least 65% of its net assets in common stocks of mid-sized companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase.


A I M Advisors, Inc. ("AIM") serves as the investment advisor to each of the above-mentioned funds. AIM's principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein Growth and Income Portfolio: Seeks reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

AllianceBernstein Premier Growth Portfolio: Seeks growth of capital rather than current income by employing aggressive investment policies. The portfolio invests primarily in equity securities of U.S. companies.

AllianceBernstein Small Cap Growth Portfolio (formerly AllianceBernstein Quasar Portfolio): Seeks growth of capital by pursuing aggressive investment policies by investing principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.


Alliance Capital Management L.P. ("Alliance") is the investment adviser to each of the above-mentioned funds. Alliance's principal business address is 1345 Avenue of the Americas, New York, New York 10105.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


VP Income & Growth Fund: The Fund seeks capital growth, by investing primarily in common stocks. Income is a secondary objective.


The investment adviser for this fund is American Century Investment Management, Inc. ("ACIM"). ACIM's principal business address is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

CREDIT SUISSE TRUST


Mid-Cap Growth Portfolio (formerly Emerging Growth Portfolio): Seeks maximum capital appreciation by investing in equity securities of medium-sized companies; focusing on growth companies, looking for growth characteristics such as positive earnings and potential for accelerated growth.


The investment adviser for this portfolio is Credit Suisse Asset Management, LLC (CSAM). CSAM's principal business address is 466 Lexington Avenue, New York, New York 10017-3140.

DAVIS VARIABLE ACCOUNT FUND, INC.


Davis Value Portfolio: The Fund's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalization of at least $10 billion. The investment adviser for this Fund is Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund: Seeks capital growth with current income as a secondary goal, by investing, under normal circumstances, at least 80% of its assets in the common stock of companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.

The investment adviser to this fund is The Dreyfus Corporation. Dreyfus' principal business address is 200 Park Avenue, New York, New York 10166.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


Franklin Small Cap Fund. Seeks long-term capital growth by investing at least 80% of its net assets in investments of small capitalization companies. For this Fund, small-cap companies are those with market capitalization values not exceeding (i) $1.5 billion or (ii) the highest market capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase. The investment adviser for the Franklin Small Cap Fund is Franklin Advisers, Inc., One Franklin Square, San Mateo, California 94403.

Templeton Foreign Securities Fund: Seeks long-term capital growth by investing at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. The investment adviser for the Templeton Foreign Securities Fund is Templeton Investment Counsel, LLC, Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394.




JANUS ASPEN SERIES


Mid Cap Growth Portfolio: Seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalizations fall, at the time of purchase, in the 12-month average of the capitalization ranges of the Russell Mid Cap Growth Index.


Growth and Income Portfolio: The investment objective of this Portfolio is long-term capital growth and current income. It is a diversified portfolio that normally invests up to 75% of its assets in equity securities selected primarily for growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential.


Worldwide Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital by investing in common stocks of companies of any size located throughout the world.



Janus Capital Management LLC ("Janus Capital") serves as the investment adviser to each of the above funds. Janus Capital's principal business address is 151 Detroit Street, Denver, Colorado 80206-4928.


MFS VARIABLE INSURANCE TRUST

MFS Bond Series: Seeks mainly to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect shareholders' capital by investing at least 80% of its net assets in fixed income securities such as corporate bonds, U.S. government securities and mortgage-backed and asset-backed securities. The series may also invest in derivative securities.

MFS Emerging Growth Series: Seeks to provide long-term growth of capital by investing at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.


MFS Investors Growth Stock Series: Seeks to provide long-term growth of capital and future income rather than current income by investing at least 80% of its net assets in common stock and related securities which MFS believes offer better than average prospects for long-term growth.


MFS Investors Trust Series: Seeks to provide long-term growth of capital and secondarily to provide reasonable current income by investing at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities.

MFS Total Return Series: Seeks to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The series invests, under normal market conditions, at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants and depositary receipts for those securities. In addition, the series invests at least 25% of its net assets in non-convertible fixed income securities.

Massachusetts Financial Services Company ("MFS") serves as the investment adviser to each of the above funds. MFS' principal business address is 500 Boylston Street, Boston, Massachusetts 02116.

                             ---------------------

The investment advisers to the various Funds charge a daily investment management fee as compensation for their services, as more fully described in the prospectus for each Fund.

We recognize that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither Prudential nor the Funds currently foresees any such disadvantage, the Funds' Boards of Directors intend to monitor events in order to identify any material conflict between variable life insurance and variable annuity contractholders and to determine what action, if any, should be taken in response to a conflict. Material conflicts could result from such things as: (1) changes in state insurance law, (2) changes in federal income tax law, (3) changes in the investment management of any Fund, or (4) differences between voting instructions given by variable life insurance and variable annuity contractholders.


An affiliate of each of the Funds may compensate Prudential based upon an annual percentage of the average assets held in the Fund by Prudential under the Contracts. These percentages may vary by Fund and/or Portfolio, and reflect administrative and other services we provide. These fees currently range between 0% and 0.25% annually.



As detailed in the Prudential Series Fund prospectus, although the Series Fund Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that Portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.


A full description of the Funds appears in the accompanying prospectuses for each Fund and in the related statements of additional information. There is no assurance that the investment objectives will be met.

A Fund may have an investment objective and investment policies closely resembling those of a mutual fund within the same complex that is sold directly to individual investors. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of its retail fund counterpart.

Under certain Contracts, not all Funds described in this prospectus are available to Participants. Under those Contracts, of the Funds described in this prospectus, your Employer may choose up to 28 Funds that will be available to you. (The limit on the number of Funds does not apply to contracts used with qualified pension and profit sharing plans described in Section 401(a) of the Code.) Once your Employer has made that choice, it cannot substitute other Funds for any Funds that it has already selected. However, if your employer chooses fewer than 28 Funds initially, we will permit it to select additional Funds, so long as the total number of Funds available to Participants does not exceed 28. Prudential reserves the right to change the number of Funds that an Employer may make available to Participants to comport with future amendments of the Code and future rulings or interpretations issued by the Internal Revenue Service.

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a credited interest option available to certain group annuity contracts issued by Prudential. Amounts that you allocate to the Guaranteed Interest Account become part of the General Account of Prudential. Prudential's General Account consists of all assets of Prudential recognized for statutory accounting purposes other than those specifically allocated to the Discovery Account and other separate accounts of Prudential. Subject to applicable law, Prudential has sole discretion over the investment of the assets of the General Account.

Because of exemptive and exclusionary provisions, Prudential has not registered interests in the General Account (which include interests in the Guaranteed Interest Account) under the Securities Act of 1933. Nor has Prudential registered the General Account as an investment company under the Investment Company Act of 1940. Accordingly, those Acts do not apply to the General Account or any interests therein, and Prudential has been advised that the staff of the SEC has not reviewed the disclosures in the Prospectus relating to the General Account. Disclosures that we make regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Under certain Contracts, amounts that you allocate to the Guaranteed Interest Account may be held within one or more guaranteed separate accounts. Prudential has not registered interests in such separate account(s) under the Securities Act of 1933 and has not registered the separate accounts as investment companies under the Investment Company Act of 1940.

                                 THE CONTRACTS

We generally issue the Contracts to Employers whose employees may become Participants. Under an Individual Retirement Account ("IRA"), a Participant's spouse may also become a Participant. We may issue a Contract to an association that represents employers of employees who become Participants, to an association or union that represents members that become Participants, and to a trustee of a trust with participating employers whose employees become Participants. Even though an Employer, an association or a trustee is the Contractholder, the Contract normally provides that Participants will have the rights and interests under them that are described in this Prospectus. When a Contract is used to fund a deferred compensation plan established by a tax-exempt entity under Section 457 of the Code, all rights under the Contract are owned by the Employer to whom, or on whose behalf, the Contract is issued. All amounts that we pay under the Contract are payable to the Employer, and are its exclusive property. For a plan established under Section 457 of the Code, the employee has no rights or interests under the Contract, including any right or interest in any Subaccount of the Discovery Account, except as provided in the Employer's plan. This may also be true with respect to certain non-qualified annuity arrangements.

Also, a particular plan, even if it is not a deferred compensation plan, may limit a Participant's exercise of certain rights under a Contract. Participants should check the provisions of their Employer's plan or any agreements with the Employer to see if there are any such limitations and, if so, what they are.

THE ACCUMULATION PERIOD

Contributions; Crediting Units; Enrollment Forms; Deduction for Administrative Expenses.

If permitted under your retirement arrangement, an Employer will make contributions periodically to the Contract pursuant to a payroll deduction or similar agreement between the Participant and his Employer. In addition, you may make contributions in ways other than payroll deduction under certain circumstances.


As a Participant, you designate what portion of the contributions made on your behalf should be invested in the Subaccounts or the Guaranteed Interest Account. The Participant may change this designation usually by notifying us as described under "Requests, Consents and Notices," page 25. Under certain Contracts, an entity other than us keeps certain records. Participants under those Contracts must contact the record-keeper. See "Modified Procedures," page 23.



We credit the full amount (100%) of each contribution designated for investment in any Subaccount to a Participant Account maintained for the Participant. Except for the initial contribution, the number of Units that we credit to a Participant in a Subaccount is determined by dividing the amount of the contribution made on his behalf to that Subaccount by the Subaccount's Unit Value determined as of the end of the Valuation Period during which the contribution is received by us in good order at the address shown on the cover page of this Prospectus or such other address as we may direct.


We will invest the initial contribution made for a Participant in a Subaccount no later than two Business Days after we receive it, if it is preceded or accompanied by satisfactory enrollment information. If the Contractholder submits an initial contribution on behalf of one or more new Participants that is not preceded or accompanied by satisfactory enrollment information, then we will allocate such contribution to the Prudential Series Fund Money Market Subaccount upon receipt, and also will send a notice to the Contractholder or its agent that requests allocation information for each such Participant. If we do not receive the necessary enrollment information in response to this initial notice, we will deliver up to three additional notices to the Contractholder or its agent at monthly intervals that request such allocation information. After 105 days have passed from the time that Units of the Money Market Subaccount were purchased on behalf of Participants who failed to provide the necessary enrollment information, we will redeem the relevant Units and pay the proceeds (including earnings) to the Contractholder. Any proceeds that we pay to the Contractholder under this procedure may be considered a prohibited and taxable reversion to the Contractholder under current provisions of the Code. Similarly, proceeds that we return may cause the

Contractholder to violate a requirement under the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, to hold all plan assets in trust. The Contractholder may avoid both problems if it arranges to have the proceeds paid into a qualified trust or annuity contract.

A change in the value of a Unit will not affect the number of Units of a particular Subaccount credited to a Participant. However, the dollar value of a Unit will vary from Business Day to Business Day depending upon the investment experience of the Subaccount.

We determine the value of a Participant Account in a Subaccount on any particular day by multiplying the total number of Units credited to the Participant by the Subaccount's Unit Value on that day.

We set the Unit Value for each Subaccount at $10.00 on the date of commencement of operations of that Subaccount. We determine the Unit Value for any subsequent Business Day as of the end of that day by multiplying the Unit Change Factor for that day by the Unit Value for the preceding Business Day.

We determine the Unit Change Factor for any Business Day by dividing the current day net asset value for Fund shares by the net asset value for shares on the previous Business Day. This factor is then reduced by a daily equivalent of the mortality and expense risk fee and the administrative fee. We determine the value of the assets of a Subaccount by multiplying the number of Fund shares held by that Subaccount by the net asset value of each share, and adding the value of dividends declared by the Fund but not yet paid.

ALLOCATION OF PURCHASE PAYMENTS

A Participant determines how the initial contribution will be allocated among the Subaccounts by specifying the desired allocation on the application or enrollment form. A Participant may choose to allocate nothing to a particular Subaccount. Unless a Participant tells us otherwise, we will allocate subsequent contributions in the same proportions as the most recent contribution made by that Participant. A Participant may change the way in which subsequent contributions are allocated by providing us with proper instruction as described under "Requests, Consents and Notices," page 23.

ASSET ALLOCATION PROGRAM

We may make available an Asset Allocation Program to assist Participants in determining how to allocate purchase payments. If a Participant chooses to participate in the program, the Participant may do so by utilizing a form available in the employee enrollment kit. The form will include a series of illustrations depicting various asset allocation models based on age and risk tolerance. We also make available a more comprehensive model based on an internet web site for use by Participants. We offer the Asset Allocation Program at no charge to the Participant. A Participant is under no obligation to participate in the program or to invest according to the program recommendations. A Participant may ignore, in whole or in part, the investment allocations provided by the program.




Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time.


TRANSFERS

A Participant may transfer out of an investment option into any combination of other investment options available under the Contract. Generally, the transfer request may be in dollars, such as a request to transfer $1,000 from one investment option to another, or may be in terms of a percentage reallocation among investment options. Under certain Contracts, we may require that transfer requests be effected in terms of whole number percentages only, and not by dollar amount. A Participant may make transfers by proper notice to us as described under "Requests, Consents and Notices," page 23.


If a Contractholder chooses telephone privileges, each Participant will automatically be enrolled to use the Telephone Transfer System. A Participant may decline telephone privileges on a form supplied by the Contractholder or us. We have adopted procedures designed to ensure that requests by telephone are genuine. We will not be held liable for following unauthorized telephone instructions we reasonably believe to be genuine. We cannot guarantee that a Participant will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.


Unless restricted by the retirement arrangement under which a Participant is covered, when we receive a duly completed written transfer request form or properly authorized telephone transfer request, we will transfer all or a portion of the Participant Account in any of the Subaccounts to another Subaccount or the Guaranteed Interest Account. We may restrict transfers from the Guaranteed Interest Account. There is no minimum transfer amount. As of the Business Day you make the transfer request, we will reduce the Subaccount(s) from which the transfer is made by the number of Units obtained by dividing the amount to be transferred by the Unit Value for the applicable Business Day. If the transfer is made to another Subaccount as of the same day, the number of Units we credit to the Participant in that Subaccount will be increased by means of a similar calculation. We reserve the right to limit the frequency of these transfers. All transfers are subject to the terms and conditions set forth in this Prospectus and in the Contract(s) covering a Participant.


The Contract was not designed for market timing or for persons that make programmed, large, or frequent transfers. Because market timing and similar trading practices generally are disruptive to the Discovery Account and the underlying mutual funds, we monitor Contract transactions in an effort to identify such trading practices. If we detect those practices, we reserve the right, upon direction from an appropriate party, to limit the frequency of transfers, and otherwise will take whatever lawful measures are available to us to restrict market timing. Variable insurance products other than the Contract may invest in the Funds available under the Contract. Those other variable insurance products may have few or no limitations on transfers. There may be unfavorable consequences associated with such unlimited trading (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) that may affect all those investing in a Fund through a variable insurance product.


We may stipulate different procedures for Contracts under which another entity provides record keeping services. Although there is presently no charge for transfers, we reserve the right to impose such charges in the future.

Certain Contracts may prohibit transfers from the Guaranteed Interest Account into non-equity investment options that are characterized in such Contract as "competing" with Prudential's General Account options with regard to investment characteristics. If a Contract precludes such transfers, the Contract will further require that amounts transferred from the Guaranteed Interest Account into non-competing investment options, such as a Subaccount investing in a stock Fund, may not for 90 days thereafter be transferred into a "competing" option or back to the Guaranteed Interest Account.

A Contract may include a provision that, upon discontinuance of contributions for all Participants of an Employer covered under a Contract, the Contractholder may request that we make transfer payments from any of the Subaccounts to a designated alternate funding agency. If the Contract is used in connection with certain tax-deferred annuities subject to Section 403(b) of the Code, or with IRAs, we will promptly notify each affected Participant and each beneficiary of a deceased Participant that such a request has been received. Within thirty days of receipt of such notice, each recipient may elect in writing on a form approved by us to have any of his or her Participant Account Value transferred to the alternate funding agency. If he or she does not so elect, his or her investment options will continue in force under the Contract. If he or she does so elect, his or her account will be canceled as of a "transfer date" which is the Business Day specified in the Contractholder's request or 90 days after we receive the request, whichever is later. The product of Units in the Participant's Subaccounts immediately prior to cancellation and the appropriate Unit Value on the transfer date will be transferred to the designated alternate funding agency in cash.

Subject to any conditions or limitations regarding transfers contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can:

    . continue to make transfers of all or part of his interest in his Participant Account among the available investment options offered, and

    . transfer directly all or part of his interest in his Participant Account to a Section 403(b) tax-deferred annuity contract of another insurance company or to a mutual fund custodial account under Section 403(b)(7).

Contributions may be discontinued for all Participants under a Contract or for all Participants of an Employer covered under the Contract used in connection with a deferred compensation plan subject to Section 457 of the Code due to certain circumstances, such as a change in any law or regulation, which would have an adverse effect on us in fulfilling the terms of the Contract. If contributions are so discontinued, we may initiate transfer payments from any Subaccount to an alternate funding agency. The transfer would be made as described in the paragraph above.

Transfers that you make among Subaccounts will take effect as of the end of the Valuation Period in which we receive a proper transfer request.

From time to time, we may make an offer to holders of other variable annuities that we or an affiliate issues to exchange their variable annuity contracts for interests in a Contract issued by the Account. We will conduct any such exchange offer in accordance with SEC rules and other applicable law. Current SEC rules pertaining to exchange offers among affiliated variable annuity contracts generally require, with certain exceptions, that no fee be imposed at the time of the exchange. Under this rule, we could charge an administrative fee at the time of the exchange, although we have no present intention of doing so. SEC rules also require us to give an exchanging variable annuity contractholder "credit," for purposes of calculating any withdrawal charge applicable under the Contract, for the time during which the contractholder held the variable annuity that was exchanged.

DOLLAR COST AVERAGING

We may make available an administrative feature called Dollar Cost Averaging ("DCA"). This feature allows Participants to transfer amounts out of the Guaranteed Interest Account or one of the Subaccounts and into one or more other Subaccounts. Transfers may be in specific dollar amounts or percentages of the amount in the DCA account at the time of the transfer. A Participant may ask that transfers be made monthly, quarterly, semi-annually or annually. A Participant can add to the DCA account at any time.

Each automatic transfer will take effect in monthly, quarterly, semi-annual or annual intervals as designated by the Participant. If the New York Stock Exchange and Prudential are not open on a transfer date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. Automatic transfers continue until the amount specified has been transferred, or until the Participant notifies us and we process a change in allocation or cancellation of the feature. We currently impose no charge for this feature. We would impose such a charge only pursuant to an amendment to an administrative services agreement. Such an amendment would have to be agreed to in writing (or its electronic equivalent) by both us and the Contractholder.

AUTO-REBALANCING

The Contracts may offer another investment technique. The Auto-Rebalancing feature will allow Participants to automatically rebalance Subaccount assets at specified intervals based on percentage allocations that they choose. For example, suppose a Participant's initial investment allocation of Subaccounts is split 40% and 60%, respectively. Then, due to investment results, that split changes. A Participant may instruct that those assets be rebalanced to his or her original or different allocation percentages. Auto-Rebalancing can be performed on a one-time basis or periodically, as a Participant chooses. A Participant may select that rebalancing occur in monthly, quarterly, semi-annual or annual intervals. Rebalancing will take effect as of the end of the Valuation Period for each applicable interval. It will continue at those intervals until the Participant notifies us otherwise. If the New York Stock Exchange and Prudential are not open on the rebalancing date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. We currently impose no charge for this feature. We would impose such a charge only pursuant to an amendment to an administrative services agreement, which would have to be agreed to in writing (or its electronic equivalent) by both us and the Contractholder.

WITHDRAWALS

Under certain circumstances as described in the retirement arrangement under which a Participant is covered, a Participant may withdraw at any time all or part of his Participant Account Value that is attributable to Employer contributions or after-tax Participant contributions, if any.

The Code imposes restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code. Pursuant to Section 403(b)(11) of the Code, amounts attributable to a Participant's salary reduction contributions (including the earnings thereon) that are made under a tax deferred annuity after December 31, 1988 can only be withdrawn (redeemed) when the Participant attains age 59 1/2, separates from service with his employer, dies, or becomes disabled (within the meaning of Section 72(m)(7) of the Code). However, the Code permits the withdrawal at any time of amounts attributable to tax-deferred annuity salary reduction contributions (excluding the earnings thereon) that are made after December 31, 1988, in the case of a hardship. If the arrangement under which a Participant is covered contains a financial hardship provision, a Participant can make withdrawals in the event of the hardship.

Furthermore, subject to any restrictions upon withdrawals contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can withdraw at any time all or part of his Participant Account Value under a predecessor Prudential tax-sheltered annuity contract, as of December 31, 1988. Amounts earned after December 31, 1988 on the December 31, 1988 balance in a Participant Account attributable to salary reduction contributions are, however, subject to the Section 403(b)(11) withdrawal restrictions discussed above.

With respect to retirement arrangements other than tax-deferred annuities subject to Section 403(b) of the Code, a Participant's right to withdraw at any time all or part of his Participant Account Value may be restricted by the retirement arrangement under which he is covered. For example, Code Section 457 plans typically permit withdrawals only upon attainment of age 70 1/2, severance from employment with the employer, or for unforeseeable emergencies.


Only amounts that you withdraw from contributions (including full withdrawals) may be subject to a withdrawal charge. For purposes of determining withdrawal charges, we consider withdrawals as having been made first from contributions. See Withdrawal Charge, page 23. This differs from the treatment of withdrawals for federal income taxes as described below, where, generally, withdrawals are considered to have been made first from investment income. We will effect the withdrawal as of the end of the Valuation Period in which a proper withdrawal request is received at Prudential.


You may specify from which investment options you would like the withdrawal processed. You may specify the withdrawal amount as a dollar amount or as a percentage of the Participant Account Value in the applicable Subaccount(s). If you do not specify from where you would like the withdrawal processed, a partial withdrawal will be withdrawn proportionally from all investment options.

We will generally pay the amount of any withdrawal within 7 days after receipt of a properly completed withdrawal request. We will pay the amount of any withdrawal requested, less any applicable tax withholding and/or withdrawal charge. We may delay payment of any withdrawal allocable to the Subaccount(s) for a longer period if the disposal or valuation of the Discovery Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

SYSTEMATIC WITHDRAWAL PLAN

If permitted by the Code and the retirement arrangement under which a Participant is covered, we may offer systematic withdrawals as an administrative privilege. Under a systematic withdrawal arrangement, a Participant may arrange for systematic withdrawals from the Subaccounts and the Guaranteed Interest Account in which he or she invests. A Participant may arrange for systematic withdrawals only if at the time he or she elects to have such an arrangement, the balance in his or her Participant Account is at least $5,000. A Participant who has not reached age 59 1/2, however, may not elect a systematic withdrawal arrangement unless he or she has first separated from service with his Employer. In addition, the $5,000 minimum balance does not apply to systematic withdrawals made for the purpose of satisfying minimum distribution rules.


Federal income tax provisions applicable to the retirement arrangement under which a Participant is covered may significantly affect the availability of systematic withdrawals, how they may be made, and the consequences of making them. Withdrawals by Participants are generally taxable as ordinary income. Participants who have not reached age 59 1/2 may incur substantial tax penalties on withdrawals. Withdrawals made after a Participant has attained age 70 1/2 and withdrawals by beneficiaries must satisfy certain minimum distribution rules. See "Federal Tax Status," page 26.


You may arrange systematic withdrawals only pursuant to an election in a form we have approved. Under certain types of retirement arrangements, if a Participant is married, the Participant's spouse must consent in writing to the election of systematic withdrawals with signatures notarized or witnessed by an authorized plan representative, or equivalent electronic procedure permitted by ERISA and related federal regulations. The election must specify that the systematic withdrawals will be made on a monthly, quarterly, semi-annual, or annual basis.

We will effect all systematic withdrawals as of the day of the month specified by the Contractholder, or, if such day is not a Business Day, then on the next succeeding Business Day. Systematic withdrawals will continue until the Participant has withdrawn all of the balance in his or her Participant Account or has instructed Prudential in writing to terminate the systematic withdrawal arrangement. The Participant may elect to make systematic withdrawals in equal dollar amounts (in which case each withdrawal must be at least $250), unless it is made to satisfy minimum distribution rules, or over a specified period of time (at least three years). Where the Participant elects to make systematic withdrawals over a specified period of time, the amount of each withdrawal (which will vary, reflecting investment experience during the withdrawal period) will be equal to the sum of the balances then in the Participant Account divided by the number of systematic withdrawals remaining to be made during the withdrawal period.

We will take systematic withdrawals first out of the Participant's investment, if any, in the Guaranteed Interest Account until that money is exhausted. Thereafter, we will take systematic withdrawals pro rata from the Subaccounts. Certain Contracts may specify that systematic withdrawals be deducted in a different manner.

A Participant may change the frequency, amount or duration of his or her systematic withdrawals by submitting a form to us or our designee. We will provide such a form to a Participant upon request. A Participant may make such a change only once during each calendar year.

A Participant may at any time instruct us to terminate the Participant's systematic withdrawal arrangement. No systematic withdrawals will be made for a Participant after we have received this instruction. A Participant who chooses to stop making systematic withdrawals may not again make them until the next calendar year and may be subject to federal tax consequences as a result.

If a Participant arranges for systematic withdrawals, that will not affect any of the Participant's other rights under the Contract, including the right to make withdrawals, and purchase a fixed dollar annuity.

Currently, we do not impose a withdrawal charge upon systematic withdrawals. However, we may apply a withdrawal charge on systematic withdrawals where payments are made for less than three years. We would impose any such charge only in accordance with the withdrawal charge schedule set out in the Fee Table. We currently permit a Participant who is receiving systematic withdrawals and is over the age of 59 1/2 to make one additional, non-systematic, withdrawal during each calendar year in an amount that does not exceed 10% of the sum of the Participant's balances in the Participant Account and the Guaranteed Interest Account without the application of the withdrawal charge.

TEXAS OPTIONAL RETIREMENT PROGRAM

Special rules apply with respect to Contracts covering persons participating in the Texas Optional Retirement Program ("Texas Program").

Under the terms of the Texas Program, Texas will contribute an amount somewhat larger than a Participant's contribution. Texas' contributions will be credited to the Participant Account. Until the Participant begins his or her second year of participation in the Texas Program, Prudential will have the right to withdraw the value of the Units purchased for this account with Texas' contributions. If the Participant does not commence his or her second year of Texas Program participation, the value of those Units representing Texas' contributions will be withdrawn and returned to the State.

A Participant has withdrawal benefits for Contracts issued under the Texas Program only in the event of the Participant's death, retirement or termination of employment. Participants will not, therefore, be entitled to exercise the right of withdrawal in order to receive in cash the Participant Account Value credited to them under the Contract unless one of the foregoing conditions has been satisfied. A Participant may, however, transfer the value of the Participant's interest under the Contract to another Prudential contract or contracts of other carriers approved under the Texas Program during the period of the Participant's Texas Program participation.

DEATH BENEFIT

When we receive due proof of a Participant's death and a claim and payment election submitted in a form approved by us, we will pay to the designated beneficiary a death benefit made up of the balance in the Participant Account. We require proof of death to be submitted promptly. The appropriate address to which a death benefit claim generally should be sent is set out on the cover page of this Prospectus. For certain Contracts, a death benefit claim should be sent to a designated record keeper rather than us.

We will pay the death benefit, according to the Participant's instructions, in:

    .   one sum as if it were a single withdrawal,

    .   systematic withdrawals,

    .   an annuity, or

    .   a combination of the three.

Any such payment will be subject to the minimum distribution rules of Code
Section 401(a)(9) as described below under "Federal Tax Status." If the Participant has not so directed, the beneficiary may, within any time limit prescribed by or for the retirement arrangement that covered the Participant, elect:

    .   to receive a one sum cash payment;

    . to have a fixed dollar annuity purchased under the Contract on a specified date, using the same annuity purchase rate basis that would have applied if the Participant Account were being used to purchase an annuity for the Participant;

    . to receive regular payments in accordance with the systematic withdrawal plan; or

    .   a combination of all or any two of the three options above.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, a death benefit will be payable to the Participant's spouse in the form of a "qualified pre-retirement survivor annuity." A "qualified pre-retirement survivor annuity" is an annuity for the lifetime of the Participant's spouse in an amount which can be purchased with no less than 50% of the balance in the Participant Account as of the Participant's date of death. Under the Retirement Equity Act, the spouse of a Participant in a retirement arrangement which is subject to these rules may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse, and must be notarized or witnessed by an authorized plan representative. Unless the spouse of a Participant in a Plan which is subject to these requirements properly consents to the waiver of the benefit, we will pay 50% of the balance in the Participant Account to such spouse even if the designated beneficiary is someone other than the spouse. Under these circumstances, we would pay the remaining 50% to the Participant's designated beneficiary.

Unless the retirement arrangement that covered the Participant provides otherwise, a beneficiary who elects to have a fixed-dollar annuity may choose from among the available forms of annuity. See "Effecting an Annuity," page 35. The beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the beneficiary will have the right to terminate such withdrawals and receive the remaining balance in the Participant Account in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See "Federal Tax Status" section of this Prospectus. If the beneficiary fails to make any election within any time limit prescribed by or for the retirement arrangement that covered the Participant, within seven days after the expiration of that time limit, we will make a one sum cash payment to the beneficiary. A specific Contract may provide that an annuity is payable to the beneficiary if the beneficiary fails to make an election.

Until we pay a death benefit that results in reducing to zero the balance in the Participant Account, we will maintain the Participant Account Value in the Subaccounts and the Guaranteed Interest Account that make up the Participant Account for the beneficiary in the same manner as they had been for the Participant, except:

    .   the beneficiary may make no contributions; and

    .   the beneficiary may not take a loan.

DISCONTINUANCE OF CONTRIBUTIONS

By notifying us, the Contractholder generally may discontinue contributions on behalf of all Participants under a Contract or for all Participants of an Employer covered under a Contract. Contributions under the Contract will also be discontinued for all Participants covered by a retirement arrangement that is terminated.

On 90 days' advance notice to the Contractholder, we may elect not to accept any new Participant, or not to accept further contributions for existing Participants.

The fact that contributions on a Participant's behalf are discontinued does not otherwise affect the Participant's rights under the Contracts. However, if contributions under a Program are not made for a Participant for a specified period of time (24 months in certain states, 36 months in others) and the total value of his Participant Account is at or below a specified amount ($1,000 in certain states, $2,000 in others), we may, if permitted by the Code, elect to cancel that Participant Account unless prohibited by the retirement arrangement, and pay the Participant the value as of the date of cancellation.




LOAN PROGRAM



The loans described in this section are generally available to Participants in 401(a) and 403(b) programs. The ability to borrow, as well as the interest rate and other terms and conditions of the loan may vary from Contract to Contract. Participants interested in borrowing should consult their Contractholder or Prudential.



For plans that are subject to ERISA, it is the responsibility of the plan fiduciary to ensure that the interest rate and other terms and conditions of the loan program comply with all Contract qualification requirements including the ERISA regulations.

The loans described in this section, (which involve the variable investment options), work as follows:



Administration of Loan Program. A Participant loan is available only if the Participant makes a request for such a loan in accordance with the provisions of this loan program. To receive a Participant loan, a Participant must sign a promissory note along with a pledge or assignment of the portion of the Account Value used for security on the loan. The term "participant," for the purposes of the loan program only, means a Participant or Beneficiary who is a "party in interest" to the Plan.



Non-Automated Loans (Loans Requested Via Paper Form)--A Participant may apply for a loan by submitting a duly completed loan application that has been signed by the Participant.



Automated Loans (Loans Requested Via Telephone or Internet)--If permitted under the Contract, a Participant may apply for a loan by submitting a duly completed loan application, in a form prescribed by Prudential and consistent with the terms of this loan program, by authorized electronic means. The date and time of receipt will be appropriately recorded.



A loan application fee of up to $75.00 will be charged for each new loan, which amount is not refundable. In addition, there is an annual loan maintenance fee of up to $60.00 which amount will be deducted from a Participant's account. This annualized loan maintenance fee will be pro rated based on the number of full months that the loan is outstanding, and we generally deduct it quarterly. Under certain Contracts, we will deduct the loan maintenance fee annually.



Availability of Participant Loans. If loans are permitted under the terms of the Contract, loans will be made available to Participants. Prudential may however refuse to make a loan to any Participant who it reasonably believes will not repay the loan. A Participant who has defaulted on a previous loan from the Plan and has not repaid such loan (with accrued interest) at the time of any subsequent loan will not be treated as creditworthy until such time as the Participant repays the defaulted loan (with accrued interest).



A Participant may not make, and the Plan will not accept, a direct rollover of a loan from the plan of a Participant's former employer.



Reasonable Rate of Interest. A Participant will be charged a reasonable rate of interest for any loan. The Contract will prescribe a means of establishing a reasonable interest rate. The interest rate on participant loans will be declared quarterly; however, Prudential reserves the right to change the basis for determining the interest rate prospectively with thirty (30) days notice. The new basis will apply only to loans made after the effective date.



Adequate Security. All Participant loans must be adequately secured. The Participant's vested Account Value will be used as security for a Participant loan provided the outstanding balance of all Participant loans made to such Participant does not exceed 50% of the Participant's vested Account Value, determined immediately after the origination of each loan.



Periodic Repayment. A Participant loan must provide for level amortization with payments to be made not less frequently than quarterly. A Participant loan must be repaid within a period not exceeding five (5) years from the date the Participant receives the loan from the Plan.



If permitted by the Contract, loan repayments may be made by payroll deduction. Repayment will begin as soon as is administratively practicable following issuance of the loan, but no more than 2 months from the date the loan is issued. Should payroll deductions not be possible, payments will be due directly from the Participant by check or similar payment method. Should a Participant be unable to use payroll repayment, the Contract may authorize regular payment no less frequently than quarterly on a revised schedule of amount and payment dates calculated to repay the loan, with interest in full, in substantially equal payments over the remaining original period of the loan.

Loans may be paid in full at any time without penalty. Any amount paid which is in excess of the scheduled payment, but less than the total outstanding balance, must be included with a scheduled payment and not under separate cover. The additional amount will be applied to the principal. Prepayments will not change the amount or timing of subsequent payments due prior to pay-off of the loan, but will simply reduce the total number of payments to be made.



Unpaid leave of Absence A Participant with an outstanding Participant loan may suspend loan payments to the Plan for up to 12 months for any period during which the Participant is on an unpaid leave of absence. Upon the Participant's return to employment (or after the end of the 12-month period, if earlier), the Participant's outstanding loan will be re-amortized over the remaining period of such loan to make up for the missed payments. The re-amortized loan may extend beyond the original loan term so long as the loan is paid in full by the earliest of: (1) the date which is five (5) years from the original date of the loan (or the end of the suspension, if sooner), or (2) the original loan repayment deadline (or the end of the suspension period, if later) plus the length of the suspension period.



Military leave. A Participant with an outstanding Participant loan also may suspend loan payments for any period such Participant is on military leave. Upon the Participant's return from military leave (or the expiration of five years from the date the Participant began his/her military leave, if earlier), loan payments will recommence under the amortization schedule in effect prior to the Participant's military leave, without regard to the five-year maximum loan repayment period. Alternatively, the loan may be reamortized to require a different level of loan payment, as long as the amount and frequency of such payments are not less than the amount and frequency under the amortization schedule in effect prior to the Participant's military leave. Military leave personnel with loans will have further rights as determined by the Soldiers and Sailors Civil Relief Act of 1940 (generally limiting to 6% the annual percentage rate chargeable on loans during periods of military leave).



Loan Limitations. A Participant loan may not be made to the extent such loan (when added to the outstanding balance of all other loans made to the Participant) exceeds the lesser of:



(a) $50,000 (reduced by the excess, if any, of the Participant's highest outstanding balance of loans from the Plan during the one-year period ending on the day before the date on which such loan is made, over the Participant's outstanding balance of loans from the Plan as of the date such loan is made) or



(b) One-half (1/2) of the Participant's vested Account Value, determined as of the valuation date coinciding with or immediately preceding such loan, adjusted for any contributions or distributions made since such valuation date.



The minimum loan amount is as specified in the Contract, or if not specified, as determined by Prudential and permitted under applicable law. For purposes of this limit, an "outstanding loan" includes a loan for which a "deemed distribution" has occurred, following the borrower's default and pursuant to applicable law, unless the borrower repays the outstanding balance of the defaulted loan (including accrued interest through the date of repayment).



This maximum is set by federal tax law and applies to all loans from any plans of the Employer. In applying the limitations under this section, all plans maintained by the Employer are aggregated and treated as a single plan. In addition, any assignment or pledge of any portion of the Participant's interest in the Plan and any loan, pledge, or assignment with respect to any insurance contract purchased under the Plan will be treated as loan under this section. Since Prudential cannot monitor a Participant's loan activity relating to other plans offered to the Participant, it is the Participant's responsibility to do so. Provided that a Participant adheres to these limitations, the loan will not be treated as a taxable distribution. If, however, the Participant defaults on the loan by, for example, failing to make required payments, the defaulted loan amount will be treated as a taxable distribution. In that event, Prudential will send the appropriate tax information to the Participant and the Internal Revenue Service. Only one outstanding loan is allowed per Participant. A Participant may not renegotiate a loan.



Segregated Investment. A Participant loan is treated as a segregated investment on behalf of the individual Participant for whom the loan is made. If the Contract does not specify procedures designating the type of contributions from which the Participant loan will be made, such loan is deemed to be made on a proportionate basis from each type of contribution.



Unless requested otherwise on the Participant's loan application, a Participant loan will be made equally from all investment funds in which the applicable contributions are held. A Participant or Beneficiary may direct the trustee, on his/her loan application, to withdraw the Participant loan amounts from a specific investment fund or funds. Unless specified otherwise in the Contract, loan repayments will be invested according to the Participant's investment allocation for current contributions unless otherwise elected by the Participant.



Procedures for Loan Default. If the Plan does not receive payment on a loan on a timely basis for whatever reason, regardless of whether the borrower normally makes repayment by salary deduction or direct payment, the loan will be considered in default unless payment is made within a grace period. The grace period will be within 90 days after each due date, but may be extended by determination of Prudential to the date the late payment is actually made for specific causes that are beyond the Participant's control and are consistently determined and applied on a nondiscriminatory basis. In no event may the grace period extend beyond the end of the calendar quarter following the calendar quarter in which the payment was originally due.



Loans default upon a determination by Prudential, consistently determined and applied on a nondiscriminatory basis, due to the following:



(a) Failure to pay on time (including within any grace period allowed under loan procedures used for the Plan);



(b) Death of the Participant;



(c) Failure to pay on time any other or future debts to the Plan;



(d) Any statement or representation by the Participant in connection with the loan which is false or incomplete in any material respect;



(e) Failure of the Participant to comply with any of the terms of the promissory note and other loan documentation;



(f) When the Participant becomes insolvent or bankrupt.



If a Participant defaults on a Participant loan, the Plan may not offset the Participant's Account Value until the Participant is otherwise entitled to an immediate distribution of the portion of the Account Value that will be offset and such amount being offset is available as security on the loan. For this purpose, a loan default is treated as an immediate distribution event to the extent the law does not prohibit an actual distribution of the type of contributions which would be offset as a result of the loan default. The Participant may repay the outstanding balance of a defaulted loan (including accrued interest through the date of repayment) at any time.



Pending the offset of a Participant's Account Value following a defaulted loan, the following rules apply to the amount in default. Post default interest accrual on a defaulted loan applies to loans initiated after December 31, 2001.



(a) Interest continues to accrue on the amount in default until the time of the loan offset or, if earlier, the date the loan repayments are made current or the amount is satisfied with other collateral.



(b) A subsequent offset of the amount in default is not reported as a taxable distribution, except to the extent the taxable portion of the default amount was not previously reported by the Plan as a taxable distribution.



The post-default accrued interest included in the loan offset is not reported as a taxable distribution at the time of the offset.



Loan repayments may continue beyond termination of employment.



A Participant may not request a direct rollover of the loan note.

MODIFIED PROCEDURES

Under certain Contracts, the Contractholder or a third party acting on their behalf provides record keeping services that would otherwise be performed by us. Such Contracts may require procedures somewhat different than those set forth in this Prospectus. For example, such Contracts may require that contribution allocation requests, withdrawal requests, and/or transfer requests be directed to the Contract's record-keeper rather than us. The record-keeper is the Contractholder's agent, not our agent. Accordingly, transactions will be processed and priced as of the end of the Valuation Period in which we receive appropriate instructions and/or funds from the record-keeper. The Contract will set forth any such different procedures.

                         CHARGES, FEES AND DEDUCTIONS

ADMINISTRATIVE FEE

We impose an administrative fee to compensate for the expenses incurred in administering the Contracts. This includes such things as issuing the Contract, establishing and maintaining records, and providing reports to Contractholders and Participants. We deduct this fee daily from the assets in each of the Subaccounts at a maximum effective annual rate of 0.75%. We may reduce this administrative fee under Contracts as to which, due to economies of scale or other factors, our administrative costs are reduced.

CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS

We make a deduction daily from the assets of each of the Subaccounts as compensation for assuming the risk that our estimates of longevity and of the expenses we expect to incur over the lengthy periods that the Contract may be in effect will turn out to be incorrect. We assess the charge daily at an annual rate of 0.15% of the assets held in the Subaccounts.

EXPENSES INCURRED BY THE FUNDS


Participants indirectly bear the charges and expenses of the Funds. Details about investment management fees and other Fund expenses are available in the accompanying prospectuses for the Funds and the related statements of additional information.


WITHDRAWAL CHARGE

We may assess a withdrawal charge upon full or partial withdrawals. The charge compensates us for paying all of the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. We do not impose a withdrawal charge whenever earnings are withdrawn.

The amount of the withdrawal charge that we impose upon any withdrawal depends upon the number of years of a Participant's participation in the Contract, the year in which the withdrawal is made, and the kind of retirement arrangement that covers the Participant. Participation in the Contract begins upon the date we receive the first contribution on behalf of the Participant, along with enrollment information in a form satisfactory to us. Such participation ends on the date when the Participant's Account under the Contract is canceled. In the event of such cancellation, we may, in our discretion, treat the Participant as if he/she were still participating in the Contract for a limited period of time (currently, about one year). In that way, if the Participant some time later becomes a Contract Participant again, he/she will be given credit, for purposes of calculating any withdrawal charge, for that limited time period that we allowed.

The table below describes the maximum amount of the withdrawal charge that we deduct.

                                      The Withdrawal Charge Will Be Equal
                                      To The Following Percentage Of The
      Years of Contract Participation       Contributions Withdrawn
      ------------------------------- -----------------------------------
        First Year...................                 5%
        Second Year..................                 4%
        Third Year...................                 3%
        Fourth Year..................                 2%
        Fifth Year...................                 1%
        Sixth and Subsequent Years...              No Charge

In general, we will reduce the proceeds received by a Participant upon any withdrawal by the amount of any withdrawal charge. Also, at our discretion, we may reduce or waive withdrawal charges for certain classes of contracts (e.g., contracts exchanged from existing contracts).

LIMITATIONS ON WITHDRAWAL CHARGE

We will not impose a withdrawal charge with respect to contributions withdrawn for any of the following purposes:

    .   to purchase an annuity;

    .   to provide a death benefit;

    .   pursuant to a systematic withdrawal plan generally;

    .   to provide a minimum distribution payment;

    . in cases of financial hardship or disability retirement as determined pursuant to provisions of the Employer's retirement arrangement; or

    .   on contributions received from a roll-over.

Further, for all plans other than IRAs, we will impose no withdrawal charge upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contractholder.

Contributions that you transfer among the Guaranteed Interest Account and the Subaccounts are considered to be withdrawals from the Guaranteed Interest Account or the Subaccount from which the transfer is made, but we impose no withdrawal charge upon them. Those contributions will, however, be considered as contributions to the receiving Subaccount or Guaranteed Interest Account for purposes of calculating any charge imposed upon their subsequent withdrawal from that investment option.

We consider loans to be withdrawals from the Subaccounts from which the loan amount was deducted. However, we do not consider a loan to be a withdrawal from the Contract. Therefore, we do not impose a withdrawal charge upon loans. However, we will treat the principal portion of any loan repayment as a contribution to the receiving Subaccount for purposes of calculating any charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan by, for example, failing to make required payments, we will treat the outstanding balance of the loan as a withdrawal for purposes of the withdrawal charge. We will deduct the withdrawal charge from the same Subaccounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Subaccounts, we will deduct the withdrawal charge from the Participant's other Subaccounts and the Guaranteed Interest Account.

We may impose withdrawal charges lower than those described above with respect to Participants under certain Contracts. These lower charges will reflect our anticipation that lower sales costs will be incurred, or less sales services will be performed, with respect to such Contracts due to economies arising from:

    .   the utilization of mass enrollment procedures; or

    . the performance of sales functions, which we would otherwise be required to perform, by the Contractholder, an Employer, or by a third party on their behalf; or

    .   an accumulated surplus of charges over expenses under a particular
        Contract.

Generally, we lower or waive the withdrawal charge depending on the amount of local service the Contractholder requires. In addition, we may lower the charge if required by state law.

TAXES ATTRIBUTABLE TO PREMIUM

There are federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. Some of these taxes are due when the contract is issued, others are due when the annuity payments begin. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.


AGGREGATE NATURE OF CHARGES



The charges under the Contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the Contracts. If, as we expect, the charges that we collect from the Contracts exceed our total costs in connection with the Contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Contract.


                        REQUESTS, CONSENTS AND NOTICES

The way you provide all or some requests, consents, or notices under a Contract (or related agreement or procedure) may include telephone access to an automated system, telephone access to a staffed call center, or Internet access through www.prudential.com, as well as traditional paper. Prudential reserves the right to vary the means available from Contract to Contract, including limiting them to electronic means, by Contract terms, related service agreements with the Contractholder, or notice to the Contractholder and Participants. If electronic means are authorized, you will automatically be able to use them.

Prudential also will be able to use electronic means to provide notices to you, provided your Contract or other agreement with the Contractholder does not specifically limit these means. Electronic means will only be used, however, when Prudential reasonably believes that you have effective access to the electronic means and that they are allowed by applicable law. Also, you will be able to receive a paper copy of any notice upon request.

For your protection and to prevent unauthorized exchanges, telephone calls and other electronic communications will be recorded and stored, and you will be asked to provide your personal identification number or other identifying information before any request will be processed. Neither Prudential nor our agents will be liable for any loss, liability, or cost which results from acting upon instructions reasonably believed to be authorized by you.

During times of extraordinary economic or market changes, electronic and other instructions may be difficult to implement.

Some states, retirement programs, or Contractholders may not allow these privileges, or allow them only in modified form.

                              FEDERAL TAX STATUS

The following discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. Participants and Contractholders should consult a qualified tax adviser for complete information and advice.

ANNUITY QUALIFICATION

This discussion assumes the Contracts will be treated as annuity contracts for federal income tax purposes. In order to qualify for the tax rules applicable to annuity contracts, the assets underlying the Contracts must be diversified according to certain rules. For further detail on diversification requirements, see Dividends, Distributions and Taxes in the attached prospectus for The Prudential Series Fund. Tax rules also require that Prudential must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. Treasury Department regulations do not provide guidance concerning the extent to which Participants may direct investments in the particular investment options without causing Participants, instead of Prudential, to be considered the owner of the underlying assets. The ownership rights under the Contract are similar to, but different in certain aspects from, those addressed by the Internal Revenue Service in rulings holding that the insurance company was the owner of the assets. For example, Participants have the choice of more funds and the ability to reallocate amounts among available Subaccounts more frequently than in the Ruling. While we believe that Prudential will be treated as the owner of the assets of the Discovery Account, it is possible that the Participants may be considered to own the assets. Because of these uncertainties, Prudential reserves the right to make any changes it deems necessary to assure that the Contracts qualify as annuity contracts for tax purposes including changing the number of Funds that an Employer may make available to Participants. Any such changes will apply uniformly to affected Participants and will be made with such notice to affected Participants as is feasible under the circumstances.

TAX-QUALIFIED RETIREMENT ARRANGEMENTS USING THE CONTRACTS

The Contracts may be used with qualified pension and profit sharing plans, plans established by self-employed persons ("Keogh plans"), simplified employee pension plans ("SEPs"), individual retirement plan accounts ("IRAs"), Roth IRAs, and Section 403(b) tax-deferred annuities ("TDAs"). The Contracts may also be used with defined contribution annuity plans qualifying for federal tax benefits under Section 403(c) of the Code ("Section 403(c) annuities"). The provisions of the tax law that apply to these retirement arrangements that may be funded by the Contracts are complex, and Participants are advised to consult a qualified tax adviser.

The Contracts may also be used with certain deferred compensation plans of a state or local government or a tax-exempt organization (called "Section 457 Plans" after the Internal Revenue Code section that governs their structure). The tax rules for such plans involve, among other things, limitations on contributions and minimum distribution requirements. Tax-exempt organizations or governmental employers considering the use of the Contracts to fund or otherwise provide deferred compensation to their employees should consult with a qualified tax adviser concerning these specific requirements. Please refer to the discussion of Entity Owners on page 30, which may be applicable in certain circumstances.

CONTRIBUTIONS

In general, assuming that Participants and employers adhere to the requirements and limitations of tax law applicable to the particular type of plan, contributions made under a qualified retirement arrangement funded by a Contract are deductible (or not includible in income) up to certain amounts each year.

Contributions to a Roth IRA are subject to certain limits, and are not deductible for federal income tax purposes. Contributions to Section 403(c) annuities are not deductible.

EARNINGS

Under the retirement programs with which the Contracts may be used, federal income tax currently is not imposed upon the investment income and realized gains earned by the Subaccounts in which the contributions have been invested until a distribution or withdrawal is received.

DISTRIBUTIONS OR WITHDRAWALS

When a distribution or withdrawal is received, either as a lump sum, an annuity, or as regular payments in accordance with a systematic withdrawal arrangement, all or a portion of the distribution or withdrawal is normally taxable as ordinary income. In some cases, the tax on lump sum distributions may be limited by a special income-averaging rule. The effect of federal income taxation depends largely upon the type of retirement plan and a generalized description, beyond that given here, is not particularly useful. Careful review of tax law applicable to the particular type of plan is necessary.

Furthermore, premature distributions or withdrawals may be restricted or subject to a penalty tax. Participants contemplating a withdrawal should consult a qualified tax adviser.

Under a Roth IRA, distributions are generally not taxable for federal income tax purposes if they are made after attainment of age 59 1/2 or for certain other reasons and if the individual had a Roth IRA in effect for at least five years.

MINIMUM DISTRIBUTION RULES

In general, distributions from qualified retirement arrangements and Section 457 Plans must begin by the "Required Beginning Date" which is April 1 of the calendar year following the later of (1) the year in which the Participant attains age 70 1/2 or (2) the Participant retires. The following exceptions apply:

    . For a TDA, only benefits accruing after December 31, 1986 must begin distribution by the Required Beginning Date.

    .   For IRAs, (2) above does not apply.

    .   Roth IRAs are not subject to these pre-death minimum distribution rules.

Distributions that are made after the Required Beginning Date must generally be made in the form of an annuity for the life of the Participant or the lives of the Participant and his designated beneficiary, or over a period that is not longer than the life expectancy of the Participant or the life expectancies of the Participant and his designated beneficiary.

Distributions to beneficiaries are also subject to minimum distribution rules. If a Participant dies before his entire interest in his Participant Account has been distributed, his remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the Participant's date of death. If the Participant dies before distributions have begun (or are treated as having begun) and did not designate a beneficiary, the entire interest in his Participant Account generally must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant's death. Alternatively, if there is a designated beneficiary, payment of the entire interest generally must begin no later than December 31 of the calendar year immediately following the year in which the Participant dies and continue for the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Special rules apply where the deceased Participant's spouse is his designated beneficiary.

An excise tax applies to Participants or beneficiaries who fail to take the minimum distribution in any calendar year.

SECTION 403(C) ANNUITY ARRANGEMENTS USING THE CONTRACTS

Contributions to Section 403(c) annuities are neither deductible nor subject to tax law limitations on their amount. Federal income tax currently is not imposed upon the investment income and realized gains earned by the Subaccounts in which contributions have been invested until a distribution or withdrawal is received. When a distribution or withdrawal is received, either as a lump sum, an annuity, or as regular payments in accordance with a systematic withdrawal arrangement, a portion of the distribution or withdrawal is taxable as ordinary income. Section 403(c) annuities are subject to neither the Minimum Distribution Rules described above nor to the rules described below as Penalty Taxes on Withdrawals and Annuity Payments and Required Distributions Upon Death of Participant.

TAXES PAYABLE BY PARTICIPANT

We believe the Contracts are annuity contracts for tax purposes. Accordingly, as a general rule, Participants should not pay any tax on investment earnings until money is received under the Contracts. Generally, annuity contracts issued by the same company (and affiliates) to a Participant during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

TAXES ON WITHDRAWALS AND SURRENDER

If a Participant makes a withdrawal from the Contract or surrenders it before annuity payments begin, the amount received will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn.

If a Participant assigns or pledges all or part of the Contract as collateral for a loan, the part assigned or pledged will be treated as a withdrawal. Also, if a Participant elects the interest payment option, this will be treated, for tax purposes, as a surrender of the Contract.

If a Participant transfers the Contract for less than full consideration, such as by gift, tax will be triggered on the gain in the Contract. This rule does not apply to transfers to a spouse or incident to divorce.

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment a Participant receives will be treated as a partial return of purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment received by a fraction, the numerator of which is the purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Contract.

After the full amount of the purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of the purchase payments have been recovered, a tax deduction is allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount received under the Contract may be subject to a 10 percent tax penalty. Amounts are not subject to this tax penalty if:

    . the amount is paid on or after age 59 1/2 or the death of the Participant;

    . the amount received is attributable to the Participant becoming disabled;

    . the amount paid or received is in the form of level payments not less frequently than annually for life (or a period not exceeding life expectancy); or

    . the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

Generally, if the lifetime annuity payment stream is modified (other than as a result of death or disability) before age 59 1/2 (or before the end of the five year period beginning with the first payment and ending after age 59 1/2), the tax for the year of modification will be increased by the tax penalty that would have been imposed without the exception, plus interest for the deferral. There are three approved methods for calculating the amount of the payments in the payment stream. In Revenue Ruling 2002-62, the IRS has indicated that a taxpayer may make a one-time switch to the "required minimum distribution method" from either of the other two methods without being deemed to have modified the series of payments.

TAXES PAYABLE BY BENEFICIARIES

Generally, the same tax rules apply to amounts received by a beneficiary as those set forth above with respect to a Participant. The election of an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon the death of a Participant, as discussed further below.

REQUIRED DISTRIBUTIONS UPON DEATH OF PARTICIPANT


For nonqualified annuity arrangements certain distributions must be made under the Contract upon the death of a Participant. The required distributions depend on whether the Participant dies on or before the start of annuity payments under the Contract or after annuity payments are started under the Contract. For Qualified Plans, see Minimum Distribution Rules on page 27.


If the Participant dies on or after the annuity date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If the Participant dies before the annuity date, the entire interest in the Contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by the designated beneficiary and if annuity payments begin within 1 year of the death of the Participant, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. The designated beneficiary is the person to whom ownership of the Contract passes by reason of death, and must be a natural person.

If any portion of the Contract is payable to (or for the benefit of) a Participant's surviving spouse, such portion of the Contract may be continued with the spouse as the owner.

ENTITY OWNERS

When a Contract is held by a non-natural person (for example, a corporation), the Contract generally will not be taxed as an annuity and increases in the value of the Contract will be subject to tax. Exceptions include contracts held by an entity as an agent for a natural person, contracts held under a qualified pension or profit sharing plan, a TDA or individual retirement plan (see discussion above) or contracts that provide for immediate annuities.

WITHHOLDING

Taxable amounts distributed from annuity contracts in nonqualified annuity arrangements and annuity payments from qualified plans are subject to tax withholding. Participants may generally elect not to have tax withheld from payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate filed with us. Absent these elections, we will withhold the tax amounts required by the applicable tax regulations. Participants may be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient. Participants who fail to provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding.

GENERATION-SKIPPING TRANSFERS

If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be a generation-skipping transfer tax consequence.

In addition, certain distributions from qualified plans, which are not directly rolled over or transferred to another eligible qualified plan, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: (1) distributions for the life or life expectancy of the Participant, or joint and last survivor expectancy of the Participant and a designated beneficiary; or (2) distributions for a specified period of 10 years or more; (3) distributions required as minimum distributions; or (4) hardship distribution of salary deferral amounts. Amounts that are received under a Contract used in connection with a Section 457 Plan are treated as wages for federal income tax purposes and are, thus, subject to general withholding requirements.

TAXES ON PRUDENTIAL

Although the Account is registered as an investment company, it is not a separate taxpayer for purposes of the Code. The earnings of the Subaccounts invested in the Funds are taxed as part of the operations of Prudential. No charge is being made currently against those Subaccounts for company federal income taxes. Prudential will review the question of a charge to the Subaccounts invested in the Funds for company federal income taxes periodically. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

                             ERISA CONSIDERATIONS

Employer involvement and other factors will determine whether a Contract is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). If applicable, ERISA and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the Contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Contract. This information has to do primarily with the fees, charges, discounts and other costs related to the Contract, as well as any commissions paid to any agent selling the Contract.


Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "Charges, Fees and Deductions" starting on page 23.



Information about sales representatives and commissions may be found under "Other Information" and "Sale of the Contract and Sales Commissions" on page 32.


In addition, other relevant information required by the exemptions is contained in the Contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

                             EFFECTING AN ANNUITY

Subject to the restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code, and subject to the provisions of the retirement arrangement that covers him or her, a Participant may elect at any time to have all or a part of his or her interest in the Participant Account used to purchase a fixed dollar annuity under the Contracts. The Contracts do not provide for annuities that vary with the investment results of any Subaccount. Withdrawals from the Participant Account that are used to purchase a fixed dollar annuity under the Contracts become part of Prudential's General Account, which supports insurance and annuity obligations.

In electing to have an annuity purchased, the Participant may select from the forms of annuity described below, unless the retirement arrangement covering the Participant provides otherwise. The annuity is purchased on the first day of the month following receipt by us of proper written notice on a form we have approved that the Participant has elected to have an annuity purchased, or on the first day of any subsequent month that the Participant designates. We generally will make the first monthly annuity payment within one month of the date on which the annuity is purchased.

For contracts held in connection with certain types of retirement arrangements, please note that if a Participant is married at the time payments commence, the Participant may be required by federal law to choose an income option that provides at least a 50 percent joint and survivor annuity to the Participant's spouse, unless the Participant's spouse waives that right. Similarly, if the Participant is married at the time of the Participant's death, federal law may require all or a portion of the death benefit to be paid to the Participant's spouse, even if the Participant designated someone else as the Participant's beneficiary. For more information, consult the terms of your retirement arrangement. A "qualified joint and survivor annuity" is an annuity for the Participant's lifetime with at least 50% of the amount payable to the Participant continued after the Participant's death to his or her spouse, if then living.


Once annuity payments begin, the annuitant cannot surrender his or her annuity benefit and receive a one sum payment.

We make the following forms of annuity available to Participants.

LIFE ANNUITY WITH PAYMENTS CERTAIN

This is an immediate annuity payable monthly during the lifetime of the annuitant. We guarantee that if, at the death of the annuitant, payments have been made for less than the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), they will be continued during the remainder of the selected period to his or her beneficiary.

ANNUITY CERTAIN

This is an immediate annuity payable monthly for a period certain which may be 60, 120, 180, or 240 months, as selected by the annuitant. If the annuitant dies during the period certain, we will continue payments in the same amount the annuitant was receiving to his or her beneficiary. We make no further payments after the end of the period certain.

JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN

This is an immediate annuity payable monthly during the lifetime of the annuitant with payments continued after his or her death to the contingent annuitant, if surviving, for the latter's lifetime. Until the selected number of payments certain have been paid, payments made to the contingent annuitant after the annuitant's death are the same as those the annuitant was receiving. Thereafter, the payments continued to the contingent annuitant will be a percentage of the monthly amount paid to the annuitant such as 33 1/3%, 50%, 66 2/3%, or 100% as selected by the annuitant. The amounts of each payment made to the annuitant will be lower as the percentage he or she selects to be paid to the contingent annuitant is higher. If both the annuitant and the contingent annuitant die during the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), we will continue payments during the remainder of the period certain to the properly designated beneficiary.

We may make other forms of annuity available under the Contracts. The retirement arrangement under which the Participant is covered may restrict the forms of annuity that a Participant may elect.

If the dollar amount of the first monthly annuity payment is less than the minimum amount specified in the Contract, or if the beneficiary is other than a natural person receiving payments in his or her own right, we may elect to pay the commuted value of the unpaid payments certain in one sum.

PURCHASING THE ANNUITY

Prudential does not deduct a withdrawal charge from contributions withdrawn to purchase an annuity. We apply the value of your Participant Account, less any applicable taxes, to the appropriate annuity purchase rate determined in accordance with the schedule in the Contract at the time the annuity is purchased. However, we may determine monthly payments from schedules of annuity purchase rates providing for larger payments than the rates shown in the Contract.

We guarantee the schedule of annuity purchase rates in a Contract for ten years from the date the Contract is issued. If at any time after a Contract has been in effect for ten years, we modify the schedule of annuity purchase rates, the modification is also guaranteed for ten years. A change in the schedule of annuity purchase rates used for an annuity certain with 180 payments or less, as described above, will apply only to amounts added to a Participant Account after the date of change. A change in any other schedule will apply to all amounts in a Participant Account.

SPOUSAL CONSENT RULES FOR CERTAIN RETIREMENT PLANS

Spousal consent rules may apply to retirement plans intended to satisfy Section 401(a) of the Code and plans subject to ERISA.

If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the death benefit to be paid to your spouse, even if you designated someone else as your beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

Defined Benefit Plan and, Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a "qualified joint and survivor annuity" ("QJSA"), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death.

Federal law also requires that the plan pay a death benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an annuity for your spouse's lifetime and is called a "qualified pre-retirement survivor annuity" ("QPSA"). If the plan pays death benefits to other beneficiaries, you may elect to have a beneficiary other than your spouse receive the death benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.

   Defined Contribution Plans (including 401(k) Plans and Erisa 403(b) Annuities. Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire death benefit, even if you designated someone else as your beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.

IRAs, non-Erisa 403(b) Annuities, and 457 Plans. Spousal Consent to a distribution is not required. Upon your death, any death benefit will be paid to your designated beneficiary.

                               OTHER INFORMATION

MISSTATEMENT OF AGE OR SEX

If an annuitant's stated age or sex (except where unisex rates apply) or both are incorrect, we will change each benefit and the amount of each annuity payment to that which the total contributions would have bought for the correct age and sex. Also, we will adjust for the amount of any overpayments we have already made.

SALE OF THE CONTRACT AND SALES COMMISSIONS


Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., acts as the principal underwriter of the Contract. PIMS was organized in 1996 under Delaware law, is registered as a broker and dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, NJ 07102. The Contract is sold by registered representatives of PIMS and other broker-dealers who are also authorized by state insurance departments to do so. During 2003, 2002 and 2001, $529,729, $527,852, and $268,727 respectively were paid to PIMS for its services as principal underwriter. During 2003, 2002 and 2001, PIMS retained none of the commissions. We pay the broker-dealer whose registered representatives sell the Contract either:



    .   a commission of up to 2.70% of your purchase payments; or


    . a combination of a commission on purchase payments and a "trail" commission-which is a commission determined as a percentage of your Account value that is paid periodically over the life of your Contract.




The individual registered representatives will receive a portion of the compensation, depending on the practice of the broker-dealer firm. We may also provide compensation for providing ongoing service in relation to the Contract. In addition, in an effort to promote the sale of our products (which may include the placement of Prudential and/or the Contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker-dealer firms or branches of such firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different group annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PIMS, and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.


VOTING RIGHTS


As stated above, all of the assets held in the Subaccounts of the Discovery Account are invested in shares of the corresponding Funds. We are the legal owner of those shares. As such, we have the right to vote on any matter voted on at any shareholders meetings of the Funds. However, as required by law, we vote the shares of the Funds at any regular and special shareholders meetings the Funds are required to hold in accordance with voting instructions received from Participants. The Funds may not hold annual shareholders meetings when not required to do so under the laws of the state of their incorporation or the Investment Company Act of 1940. Fund shares for which no timely instructions from Participants are received, and any shares owned directly or indirectly by us, are voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit us to vote shares of the Funds in our own right, we may elect to do so. For some Plans, the Contractholder (rather than the Participants) will vote.


Generally, Participants may give voting instructions on matters that would be changes in fundamental policies and any matter requiring a vote of the shareholders of the Funds. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Participants participating in such portfolios will vote separately on the matter, as required by applicable securities laws.

The number of Fund shares for which a Participant may give instructions is determined by dividing the portion of the value of the Participant Account derived from participation in a Subaccount, by the value of one share in the corresponding portfolio of the applicable Fund. The number of votes for which you may give us instructions is determined as of the record date chosen by the Board of the applicable Fund. We furnish you with proper forms and proxies to enable you to give these instructions. We reserve the right to modify the manner in which the weight to be given to voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.


We may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Funds' portfolios, or to approve or disapprove an investment advisory contract for a Fund. If we do disregard voting instructions, we will advise of that action and our reasons for such action in the next annual or semi-annual report.


SUBSTITUTION OF FUND SHARES

Although we believe it to be unlikely, it is possible that in the judgment of its management, one or more of the Funds may become unsuitable for investment by Contractholders and Participants. This may occur because of investment policy changes, tax law changes, the unavailability of shares for investment or at our discretion. In that event, we may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, we would have to obtain the approval of the SEC, and possibly one or more state insurance departments. We would notify Contractholders and Participants of any such substitution.



REPORTS TO PARTICIPANTS

We will send Participants, at least annually, reports showing as of a specified date the number of units credited to them in the Subaccounts of the Discovery Account. We also will send Participants in certain plans annual and semi-annual reports for the applicable Funds.

STATE REGULATION


Prudential is subject to regulation by the Department of Banking and Insurance of the State of New Jersey as well as by the insurance departments of all the other states and jurisdictions in which it does business. Prudential must file an annual statement in a form promulgated by the National Association of Insurance Commissioners. This annual statement is reviewed and analyzed by the New Jersey Department, which makes an independent computation of Prudential's legal reserve liabilities and statutory apportionments under its outstanding contracts. New Jersey law requires a quinquennial examination of Prudential to be made. Examination involves an extensive audit including, but not limited to, an inventory check of assets and sampling techniques to check the performance by Prudential of its contracts. This regulation does not involve any supervision or control over the investment policies of the Subaccounts or over the selection of investments for them, except for verification of the compliance of Prudential's investment portfolio with New Jersey law.


The laws of New Jersey also contain special provisions which relate to the issuance and regulation of contracts on a variable basis. These laws set forth a number of mandatory provisions which must be included in contracts on a variable basis and prohibit such contracts from containing other specified provisions. The Department may initially disapprove or subsequently withdraw approval of any contract if it contains provisions which are "unjust, unfair, inequitable, ambiguous, misleading, likely to result in misrepresentation or contrary to law." New Jersey also can withhold or withdraw approval if sales are solicited by communications which involve misleading or inadequate descriptions of the provisions of the contract.

In addition to the annual statement referred to above, Prudential is required to file with New Jersey and other states a separate statement with respect to the operations of all its variable contracts accounts, in a form promulgated by the National Association of Insurance Commissioners.

LITIGATION




We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of our businesses and operations that are specific to our practices and proceedings that are typical of the businesses in which we operate, including in both cases businesses that we have divested or placed in wind-down status. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.



We retained all liabilities for the litigation associated with our discontinued healthcare business that existed at the date of closing with Aetna (August 6, 1999) or commenced within two years of that date, with respect to claims relating to events that occurred prior to the closing date. This litigation includes purported class actions and individual suits involving various issues, including payment of claims, denial of benefits, vicarious liability for malpractice claims, and contract disputes with provider groups and former policyholders. Some of the purported class actions challenge practices of Prudential's former managed care operations and assert nationwide classes. In October, 2000, by Order of the Judicial Panel on Multi-district Litigation, class actions brought by policyholders and physicians were consolidated for pre-trial purposes, along with lawsuits pending against other managed health care companies, in the United States District Court for the Southern District of Florida in a consolidated proceeding captioned In Re Managed Care Litigation. The policyholder actions have been resolved. The class actions brought by the physicians allege, among other things, breach of contract, violations of ERISA, violations of and conspiracy to violate RICO, and industry-wide conspiracy to defraud physicians by failing to pay under provider agreements and by unlawfully coercing providers to enter into agreements with unfair and unreasonable terms. The remedies sought include unspecified damages, restitution, disgorgement of profits, treble damages, punitive damages and injunctive relief. In September 2002, the court granted plaintiffs' motion for certification of a nationwide class of physicians. Prudential and the other managed care defendants have appealed the certification to the United States Court of Appeals for the Eleventh Circuit. That appeal is pending.



In November 2003, an action was commenced in the United States Bankruptcy Court for the Southern District of New York, Enron Corp v. J.P. Morgan Securities, Inc., et al., against approximately 100 defendants, including Prudential and other affiliated entities, who invested in Enron's commercial paper. The complaint alleges that Enron's October 2001 prepayment of its commercial paper is a voidable preference under the bankruptcy laws and constitutes a fraudulent conveyance. The complaint alleges that Prudential received prepayments of approximately $100 million.



Our litigation is subject to many uncertainties, and given its complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Prudential, in a particular quarterly or annual period, could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves, should not have a material adverse effect on our financial position.

STATEMENT OF ADDITIONAL INFORMATION


                                                                      Page
     The contents of the Statement of Additional Information include:
     Definitions.....................................................   3
     Other Contract Provisions.......................................   3
     Administration..................................................   3
     Experts.........................................................   4
     Principal Underwriter...........................................   4
     Determination of Accumulation Unit Value........................   4
     Directors of Prudential.........................................   5
     Principal Officers of Prudential................................   6
     Financial Statements
       of the Prudential Discovery Premier Group
       Variable Contract Amount...................................... A-1
     Consolidated Financial Statements
      of the Prudential Insurance Company
      of America and its Subsidiaries................................ B-1


ADDITIONAL INFORMATION

Prudential has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. You may obtain the omitted information, however, from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

Participants in certain plans may obtain further information, including the Statement of Additional Information, from us without charge. The addresses and telephone numbers are set forth on the cover page of this Prospectus.

                                                                       APPENDIX
                           ACCUMULATION UNIT VALUES
                    (ASSUMES AN ADMINISTRATIVE FEE OF .50%)
       THE PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT
                       (CONDENSED FINANCIAL INFORMATION)



                     --------------------------------------------------------------------------------------------------
                                     Prudential                                  Prudential
                                     Series Fund                                 Series Fund
                                    Money Market                              Diversified Bond
                     ---------------------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                         to         to         to         to         to         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                     ---------------------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...   $12.40     $12.28     $11.86     $10.00     $13.33     $12.51     $11.76     $10.00     $14.75
2. End of period
 (rounded)..........   $12.45     $12.40     $12.28     $11.86     $14.26     $13.33     $12.51     $11.76     $15.04
3. Accumulation
 Units Outstanding
 at end of period...   10,006      1,665         27          0     36,212     31,545     29,304     21,508     34,774
                     ---------------------------------------------------------------------------------------------------


                     --------------------------------------------------------------------------------------------------
                                     Prudential                                  Prudential
                                     Series Fund                                 Series Fund
                                  Flexible Managed                             High Yield Bond
                     ---------------------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                         to         to         to         to         to         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                     ---------------------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...   $ 9.53     $10.98     $11.70     $10.00     $ 9.76      $9.66      $9.76     $10.00     $ 9.82
2. End of period
 (rounded)..........   $11.74     $ 9.53     $10.98     $11.70     $12.14      $9.76      $9.66     $ 9.76     $12.52
3. Accumulation
 Units Outstanding
 at end of period...   74,797     65,727     61,397     55,186      4,216      4,147          0          0    236,032
                     ---------------------------------------------------------------------------------------------------


                     --------------------------------------------------------------------------------------------------
                                     Prudential                                  Prudential
                                     Series Fund                                 Series Fund
                                      Jennison                                     Global
                     ---------------------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                         to         to         to         to         to         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                     ---------------------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...   $ 8.91     $12.96     $15.94     $10.00     $ 8.34     $11.20     $13.66     $10.00     $ 7.80
2. End of period
 (rounded)..........   $11.54     $ 8.91     $12.96     $15.94     $11.13     $ 8.34     $11.20     $13.66     $10.01
3. Accumulation
 Units Outstanding
 at end of period...  191,546    171,328    131,755      8,994     34,971     29,975     26,133     24,256          0
                     ---------------------------------------------------------------------------------------------------


                     --------------------------------------------------------------------------------------------------

                                      AIM V.I.                                AllianceBernstein
                                International Growth                           Premier Growth
                     ---------------------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                         to         to         to         to         to         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                     ---------------------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...    $5.48      $6.52      $8.58     $10.00      $4.81      $6.96      $8.45     $10.00      $6.06
2. End of period
 (rounded)..........    $7.03      $5.48      $6.52     $ 8.58      $5.91      $4.81      $6.96     $ 8.45      $8.98
3. Accumulation
 Units Outstanding
 at end of period...        0          0          0          0    367,535    338,637    269,447          0        165
                     ---------------------------------------------------------------------------------------------------


                           SUBACCOUNTS
                     ----------------------------------------------------------------------------------------
                           Prudential                                 Prudential
                           Series Fund                                Series Fund
                        Government Income                        Conservative Balanced
                     ---------------------------------------------------------------------------------------
                     01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                         to         to         to         to         to         to         to         to
                     12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                     ----------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...   $13.23     $12.30     $10.00     $10.51     $11.61     $11.91     $10.00     $ 9.87
2. End of period
 (rounded)..........   $14.75     $13.23     $12.30     $12.43     $10.51     $11.61     $11.91     $13.58
3. Accumulation
 Units Outstanding
 at end of period...   31,244     17,056     13,820     37,409     33,263     25,550     20,070     87,327
                     ----------------------------------------------------------------------------------------

                           SUBACCOUNTS
                     ----------------------------------------------------------------------------------------
                           Prudential                                 Prudential
                           Series Fund                                Series Fund
                           Stock Index                             Prudential Value
                     ---------------------------------------------------------------------------------------
                     01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                         to         to         to         to         to         to         to         to
                     12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                     ----------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...   $12.68     $14.49     $10.00     $ 9.01     $11.60     $11.90     $10.00     $ 8.78
2. End of period
 (rounded)..........   $ 9.82     $12.68     $14.49     $11.48     $ 9.01     $11.60     $11.90     $11.51
3. Accumulation
 Units Outstanding
 at end of period...  200,721    171,491    139,631     46,460     46,210     33,895          0    183,979
                     ----------------------------------------------------------------------------------------

                           SUBACCOUNTS
                     ----------------------------------------------------------------------------------------
                           Prudential
                           Series Fund                                 AIM V.I.
                      Jennison 20/20 Focus                       Government Securities
                     ---------------------------------------------------------------------------------------
                     01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                         to         to         to         to         to         to         to         to
                     12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                     ----------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...   $10.09     $10.24     $10.00     $12.96     $11.42     $10.78     $10.00     $ 8.77
2. End of period
 (rounded)..........   $ 7.80     $10.09     $10.24     $13.04     $12.96     $11.42     $10.78     $10.91
3. Accumulation
 Units Outstanding
 at end of period...        0          0          0          2      1,393          0          0     79,504
                     ----------------------------------------------------------------------------------------

                           SUBACCOUNTS
                     ----------------------------------------------------------------------------------------

                        AllianceBernstein                          AllianceBernstein
                        Small Cap Growth                           Growth and Income
                     ---------------------------------------------------------------------------------------
                     01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                         to         to         to         to         to         to         to         to
                     12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                     ----------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...    $8.93     $10.28     $10.00     $ 8.08     $10.42     $10.43     $10.00      $6.81
2. End of period
 (rounded)..........    $6.06     $ 8.93     $10.28     $10.65     $ 8.08     $10.42     $10.43      $8.77
3. Accumulation
 Units Outstanding
 at end of period...        0          0          0    116,322    109,599     73,326          0     13,509
                     ----------------------------------------------------------------------------------------



                     ---------------------------------
                           Prudential
                        Series Fund Small
                      Capitalization Stock
                     ---------------------------------
                     01/01/2002 01/01/2001 05/31/2000
                         to         to         to
                     12/31/2002 12/31/2001 12/31/2000
                     --------------------------------
1. Beginning of
 period (rounded)...   $11.66     $11.11     $10.00
2. End of period
 (rounded)..........   $ 9.87     $11.66     $11.11
3. Accumulation
 Units Outstanding
 at end of period...   72,601      8,830          0
                     --------------------------------


                     ---------------------------------
                           Prudential
                           Series Fund
                             Equity
                     ---------------------------------
                     01/01/2002 01/01/2001 05/31/2000
                         to         to         to
                     12/31/2002 12/31/2001 12/31/2000
                     --------------------------------
1. Beginning of
 period (rounded)...   $11.37     $12.86     $10.00
2. End of period
 (rounded)..........   $ 8.78     $11.37     $12.86
3. Accumulation
 Units Outstanding
 at end of period...  164,340    153,304    137,058
                     --------------------------------


                     ---------------------------------

                            AIM V.I.
                         Premier Equity
                     ---------------------------------
                     01/01/2002 01/01/2001 05/31/2000
                         to         to         to
                     12/31/2002 12/31/2001 12/31/2000
                     --------------------------------
1. Beginning of
 period (rounded)...   $12.64     $14.52     $10.00
2. End of period
 (rounded)..........   $ 8.77     $12.64     $14.52
3. Accumulation
 Units Outstanding
 at end of period...   71,257     65,942          0
                     --------------------------------


                     ---------------------------------

                        American Century
                       VP Income & Growth
                     ---------------------------------
                     01/01/2002 01/01/2001 05/31/2000
                         to         to         to
                     12/31/2002 12/31/2001 12/31/2000
                     --------------------------------
1. Beginning of
 period (rounded)...    $8.49      $9.31     $10.00
2. End of period
 (rounded)..........    $6.81      $8.49     $ 9.31
3. Accumulation
 Units Outstanding
 at end of period...   12,876     11,639          0
                     --------------------------------


                     --------------------------------------------------------------------------------------------------

                                    Credit Suisse                                   Davis
                                   Mid-Cap Growth                                   Value
                     ---------------------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                         to         to         to         to         to         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                     ---------------------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...    $5.99      $8.52     $10.24     $10.00      $7.56      $9.07     $10.17     $10.00      $4.97
2. End of period
 (rounded)..........    $8.55      $5.99     $ 8.52     $10.24      $9.76      $7.56     $ 9.07     $10.17      $6.24
3. Accumulation
 Units
 Outstanding at end
 of period..........    8,768      3,509      2,363      1,358     14,519     17,909      5,475          0          0
                     --------------------------------------------------------------------------------------------------


                     --------------------------------------------------------------------------------------------------
                                       INVESCO                                   Janus Aspen
                                INVESCO VIF-Dynamics                           Mid Cap Growth
                     ---------------------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                         to         to         to         to         to         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                     ---------------------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...    $4.53      $6.69      $9.76     $10.00      $3.42      $4.77      $7.91     $10.00      $4.98
2. End of period
 (rounded)..........    $6.21      $4.53      $6.69     $ 9.76      $4.60      $3.42      $4.77     $ 7.91      $6.14
3. Accumulation
 Units
 Outstanding at end
 of period..........   44,743     39,232     29,671          0    138,588    126,289    263,979     16,205    102,919
                     ---------------------------------------------------------------------------------------------------

                                                                                                       SUBACCOUNTS
                     ---------------------------------------------------------------------------------------------------
                                         MFS                                         MFS
                                   Investors Trust                             Emerging Growth
                     ---------------------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                         to         to         to         to         to         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                     ---------------------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...    $6.62      $8.42     $10.07     $10.00     $ 8.28     $12.57     $18.99     $10.00     $ 9.42
2. End of period
 (rounded)..........    $8.05      $6.62     $ 8.42     $10.07     $10.73     $ 8.28     $12.57     $18.99     $10.90
3. Accumulation
 Units
 Outstanding at end
 of period..........      106          0          0          0      8,345      6,307        522          0      6,744
                     ---------------------------------------------------------------------------------------------------


                           SUBACCOUNTS
                     -----------------------------------------------------------------------------
                             Dreyfus
                            Socially                              Franklin Templeton
                       Responsible Growth                         Franklin Small Cap
                     -----------------------------------------------------------------------------
                     01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to         to         to         to
                     12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                     -----------------------------------------------------------------------------
1. Beginning of
 period (rounded)...    $7.04      $9.11     $10.00      $5.45      $7.66      $9.06     $10.00
2. End of period
 (rounded)..........    $4.97      $7.04     $ 9.11      $7.46      $5.45      $7.66     $ 9.06
3. Accumulation
 Units
 Outstanding at end
 of period..........        0          0          0    335,718    291,543    188,643      6,727
                     -----------------------------------------------------------------------------

                           SUBACCOUNTS
                     -----------------------------------------------------------------------------
                           Janus Aspen                                Janus Aspen
                        Worldwide Growth                           Growth and Income
                     -----------------------------------------------------------------------------
                     01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to         to         to         to
                     12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                     -----------------------------------------------------------------------------
1. Beginning of
 period (rounded)...    $6.72      $8.70     $10.00      $6.23      $7.98      $9.26     $10.00
2. End of period
 (rounded)..........    $4.98      $6.72     $ 8.70      $7.67      $6.23      $7.98     $ 9.26
3. Accumulation
 Units
 Outstanding at end
 of period..........   91,291     73,719     18,436     31,631     23,298     18,416     12,037
                     -----------------------------------------------------------------------------


                     -----------------------------------------------------------------------------
                               MFS                                        MFS
                          Total Return                                  Growth
                     -----------------------------------------------------------------------------
                     01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to         to         to         to
                     12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                     -----------------------------------------------------------------------------
1. Beginning of
 period (rounded)...    $9.98     $10.01     $10.00      $5.16      $7.16      $9.49     $10.00
2. End of period
 (rounded)..........    $9.42     $ 9.98     $10.01      $6.32      $5.16      $7.16     $ 9.49
3. Accumulation
 Units
 Outstanding at end
 of period..........    9,551        829          0     15,637     12,096      5,333      1,441
                     -----------------------------------------------------------------------------



                     --------------------------------------------
                                 Franklin Templeton
                                      Templeton
                              International Securities
                     -------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000
                     -------------------------------------------
1. Beginning of
 period (rounded)...    $6.95      $8.56     $10.20     $10.00
2. End of period
 (rounded)..........    $9.16      $6.95     $ 8.56     $10.20
3. Accumulation
 Units
 Outstanding at end
 of period..........   14,945      7,592        176         97
                     --------------------------------------------


                     --------------------------------------------
                                         MFS
                                        Bond
                     -------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000
                     -------------------------------------------
1. Beginning of
 period (rounded)...   $12.78     $11.79     $10.90     $10.00
2. End of period
 (rounded)..........   $13.90     $12.78     $11.79     $10.90
3. Accumulation
 Units
 Outstanding at end
 of period..........        0          0          0          0
                     -------------------------------------------










1. Beginning of
 period (rounded)...
2. End of period
 (rounded)..........
3. Accumulation
 Units
 Outstanding at end
 of period..........


                                                                       APPENDIX
                           ACCUMULATION UNIT VALUES
                    (ASSUMES AN ADMINISTRATIVE FEE OF .65%)
       THE PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT
                       (CONDENSED FINANCIAL INFORMATION)



                     ---------------------------------------------------------------------------------------

                         Prudential Series Fund Money Market       Prudential Series Fund Diversified Bond
                     ----------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                     ----------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...  $ 12.36    $ 12.25    $ 11.84     $10.00    $ 13.28    $ 12.48    $ 11.74     $10.00
2. End of period
 (rounded)..........  $ 12.38    $ 12.36    $ 12.25     $11.84    $ 14.18    $ 13.28    $ 12.48     $11.74
3. Accumulation
 Units Outstanding
 at end of period...      450        294      1,026          0     18,135     15,054      8,440          0
                     ----------------------------------------------------------------------------------------


                     ---------------------------------------------------------------------------------------
                       Prudential Series Fund Flexible Managed     Prudential Series Fund High Yield Bond
                     ----------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                     ----------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...  $  9.50    $ 10.95    $ 11.69     $10.00    $  9.72      $9.64      $9.75     $10.00
2. End of period
 (rounded)..........  $ 11.68    $  9.50    $ 10.95     $11.69    $ 12.08      $9.72      $9.64     $ 9.75
3. Accumulation
 Units Outstanding
 at end of period...    4,825      4,557      1,613          0     14,447      4,613         79          0
                     ----------------------------------------------------------------------------------------


                     ---------------------------------------------------------------------------------------
                           Prudential Series Fund Jennison              Prudential Series Fund Global
                     ----------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                     ----------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...  $  8.87    $ 12.93    $ 15.92     $10.00    $  8.31    $ 11.17    $ 13.65     $10.00
2. End of period
 (rounded)..........  $ 11.48    $  8.87    $ 12.93     $15.92    $ 11.07    $  8.31    $ 11.17     $13.65
3. Accumulation
 Units Outstanding
 at end of period...   38,514     28,570     13,119          0        177         22          0          0
                     ----------------------------------------------------------------------------------------


                     ---------------------------------------------------------------------------------------
                            AIM V.I. International Growth             Alliance Bernstein Premier Growth
                     ----------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                     ----------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...    $5.45      $6.51      $8.57     $10.00      $4.79      $6.95      $8.45     $10.00
2. End of period
 (rounded)..........    $6.99      $5.45      $6.51     $ 8.57      $5.88      $4.79      $6.95     $ 8.45
3. Accumulation
 Units Outstanding
 at end of period...    3,023      2,316          1          0     87,689     74,399     42,967          0
                     ----------------------------------------------------------------------------------------


                                      SUBACCOUNTS
                     -------------------------------------------------------------------------------------------

                      Prudential Series Fund Government Income   Prudential Series Fund Conservative Balanced
                     -----------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003  01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to         to          to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003  12/31/2002 12/31/2001 12/31/2000
                     -----------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...  $ 14.69    $ 13.20     $12.29     $10.00    $ 10.47     $ 11.58    $ 11.90     $10.00
2. End of period
 (rounded)..........  $ 14.96    $ 14.69     $13.20     $12.29    $ 12.36     $ 10.47    $ 11.58     $11.90
3. Accumulation
 Units Outstanding
 at end of period...   18,178     17,732      7,868          0     14,867      10,883      6,930          0
                     -----------------------------------------------------------------------------------------

                                      SUBACCOUNTS
                     -------------------------------------------------------------------------------------------
                         Prudential Series Fund Stock Index        Prudential Series Fund Prudential Value
                     -----------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003  01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to         to          to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003  12/31/2002 12/31/2001 12/31/2000
                     -----------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...  $  9.78    $ 12.65     $14.48     $10.00    $  8.97     $ 11.57    $ 11.89     $10.00
2. End of period
 (rounded)..........  $ 12.46    $  9.78     $12.65     $14.48    $ 11.41     $  8.97    $ 11.57     $11.89
3. Accumulation
 Units Outstanding
 at end of period...   34,080     23,561      6,383          0     41,002      35,140     23,911          0
                     -----------------------------------------------------------------------------------------

                                      SUBACCOUNTS
                     -------------------------------------------------------------------------------------------
                     Prudential Series Fund Jennison 20/20 Focus       AIM V.I. Government Securities
                     -----------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003  01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to         to          to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003  12/31/2002 12/31/2001 12/31/2000
                     -----------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...  $  7.77    $ 10.06     $10.23     $10.00    $ 12.91     $ 11.39    $ 10.77     $10.00
2. End of period
 (rounded)..........  $  9.99    $  7.77     $10.06     $10.23    $ 12.97     $ 12.91    $ 11.39     $10.77
3. Accumulation
 Units Outstanding
 at end of period...    1,730      1,436         69          0      2,280       1,114         13          0
                     -----------------------------------------------------------------------------------------

                                      SUBACCOUNTS
                     -------------------------------------------------------------------------------------------
                         Alliance Bernstein Small Cap Growth        Alliance Bernstein Growth and Income
                     -----------------------------------------------------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003  01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to         to          to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003  12/31/2002 12/31/2001 12/31/2000
                     -----------------------------------------------------------------------------------------
1. Beginning of
 period (rounded)...    $6.04      $8.91     $10.27     $10.00     $ 8.05     $ 10.39    $ 10.42     $10.00
2. End of period
 (rounded)..........    $8.93      $6.04     $ 8.91     $10.27     $10.60     $  8.05    $ 10.39     $10.42
3. Accumulation
 Units Outstanding
 at end of period...    1,261        987        735          0     93,253      75,086     32,671          0
                     -----------------------------------------------------------------------------------------



                     --------------------------------------------
                            Prudential Series Fund Small
                                Capitalization Stock
                     -------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000
                     -------------------------------------------
1. Beginning of
 period (rounded)...  $  9.83    $ 11.63     $11.10     $10.00
2. End of period
 (rounded)..........  $ 13.50    $  9.83     $11.63     $11.10
3. Accumulation
 Units Outstanding
 at end of period...   35,506     25,102      4,442          0
                     -------------------------------------------


                     --------------------------------------------
                            Prudential Series Fund Equity
                     -------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000
                     -------------------------------------------
1. Beginning of
 period (rounded)...  $  8.75    $ 11.34     $12.85     $10.00
2. End of period
 (rounded)..........  $ 11.44    $  8.75     $11.34     $12.85
3. Accumulation
 Units Outstanding
 at end of period...    1,051        599        223          0
                     -------------------------------------------


                     --------------------------------------------
                               AIM V.I. Premier Equity
                     -------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000
                     -------------------------------------------
1. Beginning of
 period (rounded)...  $  8.73    $ 12.60     $14.51     $10.00
2. End of period
 (rounded)..........  $ 10.85    $  8.73     $12.60     $14.51
3. Accumulation
 Units Outstanding
 at end of period...    8,321      6,756      5,125          0
                     -------------------------------------------


                     --------------------------------------------
                         American Century VP Income & Growth
                     -------------------------------------------
                     01/01/2003 01/01/2002 01/01/2001 05/31/2000
                         to         to         to         to
                     12/31/2003 12/31/2002 12/31/2001 12/31/2000
                     -------------------------------------------
1. Beginning of
 period (rounded)...    $6.79      $8.47      $9.31     $10.00
2. End of period
 (rounded)..........    $8.72      $6.79      $8.47     $ 9.31
3. Accumulation
 Units Outstanding
 at end of period...   16,490      8,089      3,292          0
                     -------------------------------------------


                       -------------------------------------------

                              Credit Suisse Mid-Cap Growth
                       --------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       --------------------------------------------
1. Beginning of period
 (rounded)............    $5.97      $8.50     $10.23     $10.00
2. End of period
 (rounded)............    $8.51      $5.97     $ 8.50     $10.23
3. Accumulation Units
 Outstanding at end of
 period...............      157         63          3          0
                       --------------------------------------------


                       -------------------------------------------
                                         INVESCO
                                  INVESCO VIF-Dynamics
                       --------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       --------------------------------------------
1. Beginning of period
 (rounded)............    $4.51      $6.67      $9.75     $10.00
2. End of period
 (rounded)............    $6.18      $4.51      $6.67     $ 9.75
3. Accumulation Units
 Outstanding at end of
 period...............   14,222     11,563     10,835          0
                       --------------------------------------------


                       -------------------------------------------
                                   MFS Investors Trust
                       --------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       --------------------------------------------
1. Beginning of period
 (rounded)............    $6.59      $8.40     $10.06     $10.00
2. End of period
 (rounded)............    $8.00      $6.59     $ 8.40     $10.06
3. Accumulation Units
 Outstanding at end of
 period...............    1,310        813        302          0
                       --------------------------------------------


                                                                                    SUBACCOUNTS
                       -----------------------------------------------------------------------------------------

                                       Davis Value                     Dreyfus Socially Responsible Growth
                       ----------------------------------------------------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to         to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       ----------------------------------------------------------------------------------------
1. Beginning of period
 (rounded)............    $7.53      $9.05     $10.16     $10.00      $4.95      $7.02      $9.10     $10.00
2. End of period
 (rounded)............    $9.71      $7.53     $ 9.05     $10.16      $6.21      $4.95      $7.02     $ 9.10
3. Accumulation Units
 Outstanding at end of
 period...............    3,648      2,929      2,551          0         42         23        566          0
                       ----------------------------------------------------------------------------------------

                                                                                    SUBACCOUNTS
                       -----------------------------------------------------------------------------------------

                               Janus Aspen Mid Cap Growth                 Janus Aspen Worldwide Growth
                       ----------------------------------------------------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to         to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       ----------------------------------------------------------------------------------------
1. Beginning of period
 (rounded)............    $3.41      $4.76      $7.91     $10.00      $4.96      $6.70      $8.70     $10.00
2. End of period
 (rounded)............    $4.57      $3.41      $4.76     $ 7.91      $6.11      $4.96      $6.70     $ 8.70
3. Accumulation Units
 Outstanding at end of
 period...............   84,337     66,880     47,541          0     10,141      8,621      4,136          0
                       ----------------------------------------------------------------------------------------

                                                              SUBACCOUNTS
                       -----------------------------------------------------------------------------------------
                                   MFS Emerging Growth                          MFS Total Return
                       ----------------------------------------------------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to         to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       ----------------------------------------------------------------------------------------
1. Beginning of period
 (rounded)............   $ 8.25     $12.54     $18.97     $10.00     $ 9.38      $9.96     $10.00     $10.00
2. End of period
 (rounded)............   $10.67     $ 8.25     $12.54     $18.97     $10.85      $9.38     $ 9.96     $10.00
3. Accumulation Units
 Outstanding at end of
 period...............   13,639     11,484      7,108          0     16,432     10,474      6,760          0
                       ----------------------------------------------------------------------------------------



                       ----------------------------------------------------------------------------------------
                                                                               Franklin Templeton
                          Franklin Templeton Franklin Small Cap        Templeton International Securities
                       ---------------------------------------------------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to         to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       ---------------------------------------------------------------------------------------
1. Beginning of period
 (rounded)............    $5.43      $7.64      $9.05     $10.00      $6.92      $8.54     $10.20     $10.00
2. End of period
 (rounded)............    $7.42      $5.43      $7.64     $ 9.05      $9.11      $6.92     $ 8.54     $10.20
3. Accumulation Units
 Outstanding at end of
 period...............   76,977     63,842     26,547          0      4,644      3,601        570          0
                       ---------------------------------------------------------------------------------------


                       ----------------------------------------------------------------------------------------

                              Janus Aspen Growth and Income                         MFS Bond
                       ---------------------------------------------------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to         to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       ---------------------------------------------------------------------------------------
1. Beginning of period
 (rounded)............    $6.21      $7.96      $9.25     $10.00     $12.73     $11.76     $10.89     $10.00
2. End of period
 (rounded)............    $7.63      $6.21      $7.96     $ 9.25     $13.83     $12.73     $11.76     $10.89
3. Accumulation Units
 Outstanding at end of
 period...............   22,361     17,827      3,170          0      7,291      3,731      1,448          0
                       ---------------------------------------------------------------------------------------


                       --------------------------------------------
                                       MFS Growth
                       --------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       --------------------------------------------
1. Beginning of period
 (rounded)............    $5.14      $7.15      $9.48     $10.00
2. End of period
 (rounded)............    $6.29      $5.14      $7.15     $ 9.48
3. Accumulation Units
 Outstanding at end of
 period...............    1,767      1,329      1,043          0
                       --------------------------------------------

                                                                       APPENDIX
                           ACCUMULATION UNIT VALUES
                    (ASSUMES AN ADMINISTRATIVE FEE OF .75%)
       THE PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT
                       (CONDENSED FINANCIAL INFORMATION)



                       ---------------------------------------------------------------------------------------

                           Prudential Series Fund Money Market       Prudential Series Fund Diversified Bond
                       ----------------------------------------------------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to         to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       ----------------------------------------------------------------------------------------
1. Beginning of period
 (rounded)............   $12.33     $12.23     $11.84     $10.00     $13.25     $12.47     $11.74     $10.00
2. End of period
 (rounded)............   $12.34     $12.33     $12.23     $11.84     $14.13     $13.25     $12.47     $11.74
3. Accumulation Units
 Outstanding at end of
 period...............      991         21      3,104        301          1        193      1,115          0
                       ----------------------------------------------------------------------------------------


                       ---------------------------------------------------------------------------------------
                         Prudential Series Fund Flexible Managed     Prudential Series Fund High Yield Bond
                       ----------------------------------------------------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to         to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       ----------------------------------------------------------------------------------------
1. Beginning of period
 (rounded)............   $ 9.47     $10.94     $11.69     $10.00     $ 9.70      $9.63      $9.74     $10.00
2. End of period
 (rounded)............   $11.64     $ 9.47     $10.94     $11.69     $12.04      $9.70      $9.63     $ 9.74
3. Accumulation Units
 Outstanding at end of
 period...............    3,508      3,046          0          0        344          0        208          0
                       ----------------------------------------------------------------------------------------


                       ---------------------------------------------------------------------------------------

                             Prudential Series Fund Jennison              Prudential Series Fund Global
                       ----------------------------------------------------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to         to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       ----------------------------------------------------------------------------------------
1. Beginning of period
 (rounded)............   $ 8.85     $12.92     $15.92     $10.00     $ 8.29     $11.15     $13.65     $10.00
2. End of period
 (rounded)............   $11.44     $ 8.85     $12.92     $15.92     $11.03     $ 8.29     $11.15     $13.65
3. Accumulation Units
 Outstanding at end of
 period...............   94,019     83,178     50,595     29,443      1,624      1,624      1,608      1,460
                       ----------------------------------------------------------------------------------------


                       ---------------------------------------------------------------------------------------
                                        AIM V.I.
                                  International Growth                  AllianceBernstein Premier Growth
                       ----------------------------------------------------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to         to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       ----------------------------------------------------------------------------------------
1. Beginning of period
 (rounded)............    $5.44      $6.50      $8.56     $10.00      $4.77      $6.94      $8.44     $10.00
2. End of period
 (rounded)............    $6.97      $5.44      $6.50     $ 8.56      $5.86      $4.77      $6.94     $ 8.44
3. Accumulation Units
 Outstanding at end of
 period...............      405          0          0          0    138,474    121,215     46,969     10,125
                       ----------------------------------------------------------------------------------------


                                        SUBACCOUNTS
                       ------------------------------------------------------------------------------------------

                        Prudential Series Fund Government Income   Prudential Series Fund Conservative Balanced
                       -----------------------------------------------------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003  01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to         to          to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003  12/31/2002 12/31/2001 12/31/2000
                       -----------------------------------------------------------------------------------------
1. Beginning of period
 (rounded)............   $14.66     $13.18     $12.29     $10.00     $10.45      $11.57     $11.89     $10.00
2. End of period
 (rounded)............   $14.91     $14.66     $13.18     $12.29     $12.32      $10.45     $11.57     $11.89
3. Accumulation Units
 Outstanding at end of
 period...............    4,152         15          0          0      3,582       2,829          0          0
                       -----------------------------------------------------------------------------------------

                                        SUBACCOUNTS
                       ------------------------------------------------------------------------------------------
                           Prudential Series Fund Stock Index        Prudential Series Fund Prudential Value
                       -----------------------------------------------------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003  01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to         to          to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003  12/31/2002 12/31/2001 12/31/2000
                       -----------------------------------------------------------------------------------------
1. Beginning of period
 (rounded)............   $ 9.76     $12.64     $14.47     $10.00     $ 8.95      $11.55     $11.89     $10.00
2. End of period
 (rounded)............   $12.41     $ 9.76     $12.64     $14.47     $11.37      $ 8.95     $11.55     $11.89
3. Accumulation Units
 Outstanding at end of
 period...............   11,112      9,346      6,691      3,034     35,372      28,458      4,580          0
                       -----------------------------------------------------------------------------------------

                                        SUBACCOUNTS
                       ------------------------------------------------------------------------------------------
                                                                                    AIM V.I.
                       Prudential Series Fund Jennison 20/20 Focus            Government Securities
                       -----------------------------------------------------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003  01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to         to          to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003  12/31/2002 12/31/2001 12/31/2000
                       -----------------------------------------------------------------------------------------
1. Beginning of period
 (rounded)............    $7.75     $10.05     $10.23     $10.00     $12.88      $11.38     $10.77     $10.00
2. End of period
 (rounded)............    $9.95     $ 7.75     $10.05     $10.23     $12.92      $12.88     $11.38     $10.77
3. Accumulation Units
 Outstanding at end of
 period...............        0          0          0          0      1,045       3,400          0          0
                       -----------------------------------------------------------------------------------------

                                        SUBACCOUNTS
                       ------------------------------------------------------------------------------------------
                                                                                AllianceBernstein
                           AllianceBernstein Small Cap Growth                   Growth and Income
                       -----------------------------------------------------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003  01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to         to          to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003  12/31/2002 12/31/2001 12/31/2000
                       -----------------------------------------------------------------------------------------
1. Beginning of period
 (rounded)............    $6.02      $8.89     $10.27     $10.00     $ 8.03      $10.38     $10.42     $10.00
2. End of period
 (rounded)............    $8.90      $6.02     $ 8.89     $10.27     $10.56      $ 8.03     $10.38     $10.42
3. Accumulation Units
 Outstanding at end of
 period...............    1,158          0          0          0     33,986      25,678      4,790          0
                       -----------------------------------------------------------------------------------------



                       --------------------------------------------
                       Prudential Series Fund Small Capitalization
                                          Stock
                       -------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       -------------------------------------------
1. Beginning of period
 (rounded)............   $ 9.80     $11.61     $11.09     $10.00
2. End of period
 (rounded)............   $13.45     $ 9.80     $11.61     $11.09
3. Accumulation Units
 Outstanding at end of
 period...............   36,118     28,731         91          0
                       -------------------------------------------


                       --------------------------------------------
                              Prudential Series Fund Equity
                       -------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       -------------------------------------------
1. Beginning of period
 (rounded)............   $ 8.73     $11.32     $12.85     $10.00
2. End of period
 (rounded)............   $11.41     $ 8.73     $11.32     $12.85
3. Accumulation Units
 Outstanding at end of
 period...............    2,344      2,173      2,086          0
                       -------------------------------------------


                       --------------------------------------------
                                        AIM V.I.
                                     Premier Equity
                       -------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       -------------------------------------------
1. Beginning of period
 (rounded)............   $ 8.71     $12.59     $14.50     $10.00
2. End of period
 (rounded)............   $10.82     $ 8.71     $12.59     $14.50
3. Accumulation Units
 Outstanding at end of
 period...............   20,830     19,312     17,544      7,123
                       -------------------------------------------


                       --------------------------------------------
                                    American Century
                                   VP Income & Growth
                       -------------------------------------------
                       01/01/2003 01/01/2002 01/01/2001 05/31/2000
                           to         to         to         to
                       12/31/2003 12/31/2002 12/31/2001 12/31/2000
                       -------------------------------------------
1. Beginning of period
 (rounded)............    $6.77      $8.46      $9.30     $10.00
2. End of period
 (rounded)............    $8.69      $6.77      $8.46     $ 9.30
3. Accumulation Units
 Outstanding at end of
 period...............   10,900     10,855      8,330      5,616
                       -------------------------------------------


                                                   ----------------------------------------------------------------------------
                                                                  Credit Suisse
                                                                 Mid-Cap Growth                                Davis Value
                                                   -----------------------------------------------------------------------------
                                                   01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001
                                                       to         to         to         to         to         to         to
                                                   12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001
                                                   -----------------------------------------------------------------------------
1. Beginning of period (rounded)..................    $5.95      $8.49     $10.23     $10.00      $7.51      $9.04     $10.17
2. End of period (rounded)........................    $8.48      $5.95      $8.49     $10.23      $9.67      $7.51     $ 9.04
3. Accumulation Units Outstanding at end of period    2,660      1,388      1,142          0     31,634     28,426      5,173
                                                   -----------------------------------------------------------------------------


                                                   ----------------------------------------------------------------------------
                                                                     INVESCO                                   Janus Aspen
                                                              INVESCO VIF-Dynamics                           Mid Cap Growth
                                                   -----------------------------------------------------------------------------
                                                   01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001
                                                       to         to         to         to         to         to         to
                                                   12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001
                                                   -----------------------------------------------------------------------------
1. Beginning of period (rounded)..................    $4.50      $6.66      $9.75     $10.00      $3.40      $4.75      $7.90
2. End of period (rounded)........................    $6.16      $4.50      $6.66     $ 9.75      $4.56      $3.40      $4.75
3. Accumulation Units Outstanding at end of period   64,022     59,568     23,456      7,671     82,347     81,969    132,619
                                                   -----------------------------------------------------------------------------


                                                   -----------------------------------------------------------------------------
                                                                       MFS                                         MFS
                                                                 Investors Trust                             Emerging Growth
                                                   -----------------------------------------------------------------------------
                                                   01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001
                                                       to         to         to         to         to         to         to
                                                   12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001
                                                   -----------------------------------------------------------------------------
1. Beginning of period (rounded)..................    $6.58      $8.38     $10.05     $10.00     $ 8.23     $12.52     $18.96
2. End of period (rounded)........................    $7.97      $6.58     $ 8.38     $10.05     $10.64     $ 8.23     $12.52
3. Accumulation Units Outstanding at end of period    1,110          6          0          0     47,928     42,611     40,331
                                                   -----------------------------------------------------------------------------


                                                                               SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                                           Dreyfus Socially
                                                                          Responsible Growth
                                                   ------------------------------------------------------------------
                                                   05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                                                       to         to         to         to         to         to
                                                   12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                                                   ------------------------------------------------------------------
1. Beginning of period (rounded)..................   $10.00      $4.94      $7.01      $9.09     $10.00      $5.41
2. End of period (rounded)........................   $10.16      $6.19      $4.94      $7.01     $ 9.09      $7.39
3. Accumulation Units Outstanding at end of period        0          0          0          0          0    161,636
                                                   ------------------------------------------------------------------

                                                                               SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                                              Janus Aspen
                                                                           Worldwide Growth
                                                   ------------------------------------------------------------------
                                                   05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                                                       to         to         to         to         to         to
                                                   12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                                                   ------------------------------------------------------------------
1. Beginning of period (rounded)..................   $10.00      $4.95      $6.69      $8.69     $10.00      $6.19
2. End of period (rounded)........................   $ 7.90      $6.09      $4.95      $6.69     $ 8.69      $7.60
3. Accumulation Units Outstanding at end of period   74,994     32,999     32,642     24,461     16,258     32,034
                                                   ------------------------------------------------------------------

                                                         SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                                                  MFS
                                                                             Total Return
                                                   ------------------------------------------------------------------
                                                   05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000 01/01/2003
                                                       to         to         to         to         to         to
                                                   12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/2003
                                                   ------------------------------------------------------------------
1. Beginning of period (rounded)..................   $10.00     $ 9.36      $9.94     $10.00     $10.00      $5.13
2. End of period (rounded)........................   $18.96     $10.81      $9.36     $ 9.94     $10.00      $6.27
3. Accumulation Units Outstanding at end of period   19,904      4,284      1,298         22          0          0
                                                   ------------------------------------------------------------------



                                                   -----------------------------------------------------------------------------
                                                     Franklin Templeton                    Franklin Templeton Templeton
                                                     Franklin Small Cap                      International Securities
                                                   ----------------------------------------------------------------------------
                                                   01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                                                       to         to         to         to         to         to         to
                                                   12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                                                   ----------------------------------------------------------------------------
1. Beginning of period (rounded)..................    $7.63      $9.05     $10.00      $6.90      $8.52     $10.19     $10.00
2. End of period (rounded)........................    $5.41      $7.63     $ 9.05      $9.08      $6.90     $ 8.52     $10.19
3. Accumulation Units Outstanding at end of period  137,616     69,106     30,195      1,650         23         25          0
                                                   ----------------------------------------------------------------------------


                                                   -----------------------------------------------------------------------------
                                                         Janus Aspen
                                                      Growth and Income                              MFS Bond
                                                   ----------------------------------------------------------------------------
                                                   01/01/2002 01/01/2001 05/31/2000 01/01/2003 01/01/2002 01/01/2001 05/31/2000
                                                       to         to         to         to         to         to         to
                                                   12/31/2002 12/31/2001 12/31/2000 12/31/2003 12/31/2002 12/31/2001 12/31/2000
                                                   ----------------------------------------------------------------------------
1. Beginning of period (rounded)..................    $7.95      $9.25     $10.00     $12.70     $11.74     $10.88     $10.00
2. End of period (rounded)........................    $6.19      $7.95     $ 9.25     $13.78     $12.70     $11.74     $10.88
3. Accumulation Units Outstanding at end of period   30,547     28,132     23,657        383        619          0          0
                                                   ----------------------------------------------------------------------------


                                                   ---------------------------------
                                                             MFS
                                                           Growth
                                                   ---------------------------------
                                                   01/01/2002 01/01/2001 05/31/2000
                                                       to         to         to
                                                   12/31/2002 12/31/2001 12/31/2000
                                                   ---------------------------------
1. Beginning of period (rounded)..................    $7.13      $9.47     $10.00
2. End of period (rounded)........................    $5.13      $7.13     $ 9.47
3. Accumulation Units Outstanding at end of period        0          0         14
                                                   ---------------------------------

DISCOVERY PREMIER
                   ----------------------------------------
                           GROUP RETIREMENT ANNUITY


Discovery Premier Group Retirement Annuity is a variable annuity issued by The Prudential Insurance Company of America, Newark, NJ. It is offered through these affiliated Prudential subsidiaries; Pruco Securities, LLC and Prudential Investment Management Services LLC.


THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
751 Broad Street
Newark, NJ 07102-3777

[LOGO] Prudential Financial
PRUDENTIAL RETIREMENT SERVICES
Three Gateway Center, 12th Floor
Newark, NJ 07102-4077

DISCOVERY PREMIER/SM/ is a service mark of Prudential.

DS.PU.002

Ed. 05/2004


                                   PRESORTED
                                   STANDARD
                                 U.S. POSTAGE
                                     PAID
                                  PRUDENTIAL

STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2004


DISCOVERY PREMIER
   GROUP RETIREMENT ANNUITY

                                DISCOVERY PREMIER
                        GROUP VARIABLE ANNUITY CONTRACTS

                                 ISSUED THROUGH

                       PRUDENTIAL DISCOVERY PREMIER GROUP
                            VARIABLE CONTRACT ACCOUNT


The Prudential Insurance Company of America ("Prudential") offers the DISCOVERY PREMIER/SM/ Group Variable Annuity Contracts for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 and 457 of the Internal Revenue Code of 1986 (the "Code") and with non-qualified annuity arrangements on a continuous basis. Prudential is a subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company. Contributions to the Contract made on behalf of a Participant may be invested in one or more of the 34 Subaccounts of Prudential Discovery Premier Group Variable Contract Account as well as the Guaranteed Interest Account. Each Subaccount is invested in a corresponding Portfolio of The Prudential Series Fund, Inc.; AIM Variable Insurance Funds, Inc.; AllianceBernstein Variable Products Series Fund, Inc; American Century Variable Portfolios, Inc.; Credit Suisse Trust; Davis Variable Account Fund, Inc.; The Dreyfus Socially Responsible Growth Fund, Inc.; Franklin Templeton Variable Insurance Products Trust; INVESCO Variable Investment Funds, Inc.; Janus Aspen Series; and MFS Variable Insurance Trust.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. Certain portions of that May 1, 2004 prospectus are incorporated by reference into this Statement of Additional Information. You may obtain a prospectus free of charge by calling 1-800-458-6333.



                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone: (888) PRU-2888

                                TABLE OF CONTENTS

                                                                            Page


DEFINITIONS....................................................................3

OTHER CONTRACT PROVISIONS
   Assignment..................................................................3

ADMINISTRATION.................................................................3

EXPERTS........................................................................4

PRINCIPAL UNDERWRITER..........................................................4

DETERMINATION OF ACCUMULATION UNIT VALUES......................................4


DIRECTORS OF PRUDENTIAL........................................................5

OFFICERS OF PRUDENTIAL.........................................................6

FINANCIAL STATEMENTS OF THE PRUDENTIAL DISCOVERY
PREMIER GROUP VARIABLE CONTRACT ACCOUNT......................................A-1

CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL
INSURANCE COMPANY OF AMERICA AND ITS SUBSIDIARIES............................B-1


                                   Prudential
                             30 Scranton Office Park
                             Scranton, PA 18507-1789
                            Telephone: 1-800-458-6333

                                   DEFINITIONS

Contracts - The group variable annuity contracts described in the Prospectus and offered for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code and with non-qualified annuity arrangements.

Funds - The Portfolios of The Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., Credit Suisse Trust, Davis Variable Account Fund, Inc., The Dreyfus Socially Responsible Growth Fund, Inc., Franklin Templeton Variable Insurance Products Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, and MFS Variable Insurance Trust.

Participant - A person who makes contributions, or for whom contributions have been made, and to whom they remain credited under the Contract.

Participant Account - An account established for each Participant to record the amount credited to the Participant under the Contract.

Participant Account Value - The dollar amount held in a Participant Account.

Prudential - The Prudential Insurance Company of America. "We," "us," or "our" means Prudential.

Prudential Discovery Premier Group Variable Contract Account - A separate account of Prudential registered under the Investment Company Act of 1940 as a unit investment trust (the "Discovery Account"), invested through its Subaccounts in shares of the corresponding Funds.

Subaccount - A division of the Discovery Account, the assets of which are invested in shares of the corresponding Funds.

We set out other defined terms in the Prospectus.

                            OTHER CONTRACT PROVISIONS

Assignment

Unless contrary to applicable law, the right to any payment under the Contract is neither assignable nor subject to the claim of any creditor.


                                 ADMINISTRATION


The assets of each Subaccount of the Discovery Account are invested in a corresponding Fund. The prospectus and the statement of additional information of each Fund describe the investment management and administration of that Fund.

We are generally responsible for the administrative and recordkeeping functions of the Discovery Account and pay the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participant Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses borne by us include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems.

We are reimbursed for these administrative and recordkeeping expenses by the daily charge against the assets of each Subaccount for administrative expenses. That daily charge is equal to a maximum effective annual rate of 0.75% of the net assets in each Subaccount.


During 2003, 2002 and 2001, Prudential received $158,302, $71,583, and $27,509 respectively for administrative expenses.

A withdrawal charge is also imposed on certain withdrawals from the Subaccounts and the Guaranteed Interest Account, as discussed in the prospectus. During 2003, 2002 and 2001, Prudential collected $3,767,243, $-0- and $-0- in withdrawal charges.

                                     EXPERTS

The consolidated financial statements of Prudential and its subsidiaries as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the financial statements of the Prudential Discovery Premier Group Variable Contract Account as of December 31, 2003 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

                              PRINCIPAL UNDERWRITER


Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc. offers the Contract on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the Contracts through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.


During 2003, 2002, and 2001, $529,729, $527,852, and $268,722 was paid to PIMS for its services as principal underwriter with respect to the Contract. PIMS retained none of those commissions.

As discussed in the prospectus, Prudential pays commissions to broker/dealers that sell the Contract according to one or more schedules, and also may pay non-cash compensation. In addition, Prudential may pay trial commissions to registered representatives who maintain an ongoing relationship with a contract owner. Typically, a trial commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.

                    DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.


                      DIRECTORS AND OFFICERS OF PRUDENTIAL

                             DIRECTORS OF PRUDENTIAL


FRANKLIN E. AGNEW--Director since 1994. Member, Committee on Finance & Dividends; Member, Investment Committee. Business consultant since 1987. Mr. Agnew is also a director of Bausch & Lomb, Inc. Age 69. Address: 751 Broad Street, Newark, NJ 07102-3777.

FREDERIC K. BECKER--Director since 1994. Chairman, Audit Committee; Member, Corporate Governance Committee; Member, Executive Committee. President, Wilentz Goldman & Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age 68.
Address: 751 Broad Street, Newark, NJ 07102-3777.

GILBERT F. CASELLAS--Director since 1998. Member, Committee on Business Ethics; Member, Committee on Finance & Dividends; Member, Investment Committee. President, Casellas & Associates, LLC since 2002. President and Chief Executive Officer, Q-Linx Inc. from January 2001 to September 2001. President and Chief Operating Officer, The Swarthmore Group, Inc. from January 1999 to December 2000. Partner, McConnell Valdes, LLP, 1998 to 1999. Age 51. Address: 751 Broad Street, Newark, NJ 07102-3777.

JAMES G. CULLEN--Director since 1994. Member, Compensation Committee; Member, Audit Committee. Retired since 2000. President & Chief Operating Officer, Bell Atlantic Corporation, from 1998 to 2000. Mr. Cullen is also a director of Agilient Technologies, Inc., and Johnson & Johnson. Age 61. Address: Address:
751 Broad Street, Newark, NJ 07102-3777.

WILLIAM H. GRAY III--Director since 1991. Chairman, Corporate Governance Committee; Member, Executive Committee; Member, Committee on Business Ethics. President and Chief Executive Officer of The College Fund/UNCF since 1991. Mr. Gray is also a director of JP Morgan Chase & Co., Rockwell International Corporation, Dell Computer Corporation, Pfizer, Inc., Viacom, Inc., Visteon Corporation, and Electronic Data Systems. Age 62. Address: 751 Broad Street, Newark, NJ 07102-3777.

JON F. HANSON--Director since 1991. Chairman, Investment Committee; Chairman, Committee on Finance & Dividends. Chairman of The Hampshire Companies since 1976. Mr. Hanson is also a director of CD&L, Inc., HealthSouth Corp., and Pascack Community Bank. Age 67. Address: 751 Broad Street, Newark, NJ 07102-3777.

GLEN H. HINER--Director since 1997. Member, Committee on Business Ethics; Member, Compensation Committee; Member, Investment Committee; Member, Committee on Finance & Dividends. Chairman, Dana Corporation since 2003. Chairman and Chief Executive Officer of Owens Corning from 1992 to 2002. Mr. Hiner is also a director of Dana Corporation. Age 69. Address: 751 Broad Street, Newark, NJ 07102-3777.

CONSTANCE J. HORNER--Director since 1994. Member, Compensation Committee; Member, Corporate Governance Committee. Guest Scholar, The Brookings Institute, since 1993. Ms. Horner is also a director of Ingersoll-Rand Company, Ltd., and Pfizer, Inc. Age 62. Address: 751 Broad Street, Newark, NJ 07102-3777.

KARL J. KRAPEK--Director since 2004. Retired since 2002. President and Chief Operating Officer, United Technologies Corporation from 1999 to 2002. Mr. Krapek is also a director of Lucent Technologies and Visteon Corporation. Age 55.
Address: 751 Broad Street, Newark, NJ 07102-3777.

IDA F.S. SCHMERTZ--Director since 1997. Member, Audit Committee. Principal of Microleasing, LLC since 2001. Chairman of Volkhov International Business Incubator from 1995 to 2002. Principal of Investment Strategies International from 1994 to 2000. Age 69. Address: 751 Broad Street, Newark, NJ 07102-3777.

RICHARD M. THOMSON--Director since 1976. Chairman, Executive Committee; Chairman, Compensation Committee. Retired since 1998. Mr. Thomson is also a director of INCO, Limited, The Thomson Corporation, The Toronto-Dominion Bank, Stuart Energy Systems, Inc., Nexen Inc., and Trizec Properties, Inc. Age 70.
Address: 751 Broad Street, Newark, NJ 07102-3777.

JAMES A. UNRUH--Director since 1996. Member, Corporate Governance Committee; Member, Audit Committee. Founding Principal, Alerion Capital Group, LLC since 1998. Age 63. Address: 751 Broad Street, Newark, NJ 07102-3777.

STANLEY C. VAN NESS--Director since 1990. Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Audit Committee. Partner, Herbert, Van Ness, Cayci & Goodell (law firm) since 1998. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 70. Address: 751 Broad Street, Newark, NJ 07102-3777.


                               PRINCIPAL OFFICERS


ARTHUR F. RYAN--Chairman of the Board, Chief Executive Officer and President, Prudential, since 1994. Mr. Ryan is also a director of Regeneron
Pharmaceuticals. Age 61. Address: 751 Broad Street, Newark, NJ 07102-3777.

VIVIAN L. BANTA--Chief Executive Officer, Insurance Division, Prudential, since 2002. Executive Vice President from 2000 to 2002. Senior Vice President from January 2000 to March 2000. Prior to joining Prudential Ms. Banta was an independent consultant. Age 53. Address: 751 Broad Street, Newark, NJ 07102-3777.

MARK B. GRIER--Vice Chairman, Financial Management, Prudential, since 2002. Executive Vice President, Financial Management, from 2000 to 2002. Prior to 2000 Executive Vice President, Corporate Governance. Age 51. Address: 751 Broad Street, Newark, NJ 07102-3777.

ROBERT C. GOLDEN--Executive Vice President, Prudential, since 1997. Age 57.
Address: 751 Broad Street, Newark, NJ 07102-3777.

RICHARD J. CARBONE--Senior Vice President and Chief Financial Officer, Prudential, since 1997. Age 55. Address: 751 Broad Street, Newark, NJ 07102-3777.

C. EDWARD CHAPLIN--Senior Vice President and Treasurer, Prudential, since 2000. Vice President and Treasurer from 1995 to 2000. Mr. Chaplin is also a director of MBIA, Inc. Age 47. Address: 751 Broad Street, Newark, NJ 07102-3777.

JOHN M. LIFTIN--Senior Vice President and General Counsel, Prudential, since 1998. Age 60. Address: 751 Broad Street, Newark, NJ 07102-3777.

ANTHONY S. PISZEL--Senior Vice President and Controller, Prudential, since 2000. Vice President and Controller from 1998 to 2000. Age 49. Address: 751 Broad Street, Newark, NJ 07102-3777.

SHARON C. TAYLOR--Senior Vice President, Prudential, since June 2002. Vice President, Human Resources Communities of Practice, from 2000 to 2002; Vice President, Human Resources & Ethics Officer, Individual Financial Services, from 1998 to 2000. Age 49. Address: 751 Broad Street, Newark, NJ 07102-3777.

KATHLEEN M. GIBSON--Vice President and Secretary, Prudential, since 2002. Associate General Counsel and Assistant Secretary, Becton, Dickinson and Company, from 2001 to 2002. Vice President and Corporate Secretary, Honeywell International, Inc,. from 1997 to 2001. Age 49. Address: 751 Broad Street, Newark, NJ 07102-3777.


                              FINANCIAL STATEMENTS

The consolidated financial statements for Prudential and its subsidiaries included herein should be distinguished from the financial statements of the Account, and should be considered only as bearing upon the ability of Prudential to meet its obligations under the Contracts.

                           FINANCIAL STATEMENTS OF THE
                       PRUDENTIAL DISCOVERY PREMIER GROUP
                            VARIABLE CONTRACT ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2003

                                                                                            SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                PRUDENTIAL         PRUDENTIAL                          PRUDENTIAL
                                                                   MONEY           DIVERSIFIED       PRUDENTIAL         FLEXIBLE
                                                                  MARKET              BOND             EQUITY            MANAGED
                                                                 PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              --------------     --------------    --------------    --------------
ASSETS
     Investment in the portfolios, at value ................  $      142,337     $      773,451    $    2,155,728    $      975,396
       (Payable to)/Receivable from The Prudential Insurance
         Company of America ................................               0                  0                 0                 0
                                                              --------------     --------------    --------------    --------------
     Net Assets ............................................  $      142,337     $      773,451    $    2,155,728    $      975,396
                                                              ==============     ==============    ==============    ==============

NET ASSETS, representing:
     Accumulation units ....................................  $      142,337     $      773,451    $    2,155,728    $      975,396
                                                              --------------     --------------    --------------    --------------
                                                              $      142,337     $      773,451    $    2,155,728    $      975,396
                                                              ==============     ==============    ==============    ==============

     Units outstanding .....................................          11,447             54,348           187,374            83,131
                                                              ==============     ==============    ==============    ==============

     Portfolio shares held .................................          14,234             69,244           104,902            64,213
     Portfolio net asset value per share ...................  $        10.00    $         11.17    $        20.55    $        15.19
     Investment in portfolio shares, at cost ...............  $      142,337    $       748,087    $    1,521,666    $      792,660

STATEMENTS OF OPERATIONS
For the year ended December 31, 2003

                                                                                           SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------

                                                               PRUDENTIAL         PRUDENTIAL                           PRUDENTIAL
                                                                  MONEY           DIVERSIFIED        PRUDENTIAL         FLEXIBLE
                                                                 MARKET              BOND              EQUITY            MANAGED
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                             --------------     --------------     --------------    --------------
INVESTMENT INCOME
     Dividend income ....................................... $          427     $       27,330     $        9,653    $       12,948
                                                             --------------     --------------     --------------    --------------

EXPENSES
     Charges for administration, mortality and expense risk             273              3,742              8,344             4,092
                                                             --------------     --------------     --------------    --------------

NET INVESTMENT INCOME (LOSS) ...............................            154             23,588              1,309             8,856
                                                             --------------     --------------     --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

     Capital gains distributions received ..................              0                  0                  0                 0
     Realized gain (loss) on shares redeemed ...............              0             (3,361)          (153,475)          (17,666)
     Net change in unrealized gain (loss) on investments ...              0             25,364            634,062           182,736
                                                             --------------     --------------     --------------    --------------

NET GAIN (LOSS) ON INVESTMENTS .............................              0             22,003            480,587           165,070
                                                             --------------     --------------     --------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................... $          154     $       45,591     $      481,896    $      173,926
                                                             ==============     ==============     ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A1

                                                                                      SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  PRUDENTIAL        PRUDENTIAL       PRUDENTIAL
                                                                 CONSERVATIVE          HIGH             STOCK          PRUDENTIAL
                                                                   BALANCED         YIELD BOND          INDEX             VALUE
                                                                   PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                --------------    --------------    --------------   --------------
ASSETS
     Investment in the portfolios, at value ..................  $      692,695    $      229,818    $    3,518,607   $   1,404,343
       (Payable to)/Receivable from The Prudential Insurance
         Company of America ..................................               0                 0                 0            (846)
                                                                --------------    --------------    --------------   -------------
     Net Assets ..............................................  $      692,695    $      229,818    $    3,518,607   $   1,403,497
                                                                ==============    ==============    ==============   =============

NET ASSETS, representing:
     Accumulation units ......................................  $      692,695    $      229,818    $    3,518,607   $   1,403,497
                                                                --------------    --------------    --------------   -------------
                                                                $      692,695    $      229,818    $    3,518,607   $   1,403,497
                                                                ==============    ==============    ==============   =============

     Units outstanding .......................................          55,858            19,007           281,224         122,834
                                                                ==============    ==============    ==============   =============

     Portfolio shares held ...................................          48,305            43,444           120,130          80,895
     Portfolio net asset value per share .....................  $        14.34    $         5.29    $        29.29   $       17.36
     Investment in portfolio shares, at cost .................  $      596,368    $      210,177    $    2,822,256   $   1,321,463

                                                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRUDENTIAL
                                                                                  PRUDENTIAL           SMALL
                                                                 PRUDENTIAL       GOVERNMENT      CAPITALIZATION      PRUDENTIAL
                                                                   GLOBAL           INCOME             STOCK           JENNISON
                                                                  PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                               --------------    --------------   --------------    --------------
ASSETS
     Investment in the portfolios, at value .................. $      408,951    $      856,713   $    2,152,279    $    3,729,250
       (Payable to)/Receivable from The Prudential Insurance
         Company of America ..................................              0                 0           (1,438)                0
                                                               --------------    --------------   --------------    --------------
     Net Assets .............................................. $      408,951    $      856,713   $    2,150,841    $    3,729,250
                                                               ==============    ==============   ==============    ==============

NET ASSETS, representing:
     Accumulation units ...................................... $      408,951    $      856,713   $    2,150,841    $    3,729,250
                                                               --------------    --------------   --------------    --------------
                                                               $      408,951    $      856,713   $    2,150,841    $    3,729,250
                                                               ==============    ==============   ==============    ==============

     Units outstanding .......................................         36,772            57,104          158,950           324,079
                                                               ==============    ==============   ==============    ==============

     Portfolio shares held ...................................         27,011            71,872          122,011           224,383
     Portfolio net asset value per share ..................... $        15.14    $        11.92   $        17.64    $        16.62
     Investment in portfolio shares, at cost ................. $      285,191    $      892,554   $    1,718,614    $    2,792,022

                                                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 PRUDENTIAL        PRUDENTIAL       PRUDENTIAL
                                                                CONSERVATIVE          HIGH             STOCK          PRUDENTIAL
                                                                  BALANCED         YIELD BOND          INDEX             VALUE
                                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                               --------------    --------------    --------------   --------------
INVESTMENT INCOME
     Dividend income ......................................... $       12,460    $       11,041    $       31,187   $       19,205
                                                               --------------    --------------    --------------   --------------

EXPENSES
     Charges for administration, mortality and expense risk ..          3,002               705            14,081            6,975
                                                               --------------    --------------    --------------   --------------

NET INVESTMENT INCOME (LOSS) .................................          9,458            10,336            17,106           12,230
                                                               --------------    --------------    --------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

     Capital gains distributions received ....................              0                 0            96,213                0
     Realized gain (loss) on shares redeemed .................         (9,862)           (2,834)         (103,323)         (12,686)
     Net change in unrealized gain (loss) on investments .....         96,327            19,641           696,351          298,611
                                                               --------------    --------------    --------------   --------------

NET GAIN (LOSS) ON INVESTMENTS ...............................         86,465            16,807           689,241          285,925
                                                               --------------    --------------    --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................................. $       95,923    $       27,143    $      706,347   $      298,155
                                                               ==============    ==============    ==============   ==============

                                                                                         SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRUDENTIAL
                                                                                  PRUDENTIAL           SMALL
                                                                 PRUDENTIAL       GOVERNMENT      CAPITALIZATION      PRUDENTIAL
                                                                   GLOBAL           INCOME             STOCK           JENNISON
                                                                  PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                               --------------    --------------   --------------    --------------
INVESTMENT INCOME
     Dividend income ........................................  $        1,134    $       31,955    $       18,217   $        8,528
                                                               --------------    --------------   --------------    --------------

EXPENSES
     Charges for administration, mortality and expense risk .           1,587             4,949            9,141            17,468
                                                               --------------    --------------   --------------    --------------

NET INVESTMENT INCOME (LOSS) ................................            (453)           27,006            9,076            (8,940)
                                                               --------------    --------------   --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

     Capital gains distributions received ...................               0            30,967                0                 0
     Realized gain (loss) on shares redeemed ................         (27,819)           (8,910)          (7,307)         (119,185)
     Net change in unrealized gain (loss) on investments ....         123,760           (35,841)         544,510           937,228
                                                               --------------    --------------   --------------    --------------

NET GAIN (LOSS) ON INVESTMENTS ..............................          95,941           (13,784)         537,203           818,043
                                                               --------------    --------------   --------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................................  $       95,488    $       13,222   $      546,279    $      809,103
                                                               ==============    ==============   ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A2

                           FINANCIAL STATEMENTS OF THE
                       PRUDENTIAL DISCOVERY PREMIER GROUP
                            VARIABLE CONTRACT ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2003

                                                                                       SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 PRUDENTIAL         AIM V.I.          AIM V.I.         AIM V.I.
                                                                  JENNISON          PREMIER          GOVERNMENT      INTERNATIONAL
                                                                20/20 FOCUS          EQUITY          SECURITIES         EQUITY
                                                                 PORTFOLIO            FUND              FUND             FUND
                                                              --------------    --------------    --------------    --------------
ASSETS
     Investment in the portfolios, at value ...............   $       17,656    $    1,183,198    $       43,381    $       24,119
       (Payable to)/Receivable from The Prudential Insurance
         Company of America ...............................             (375)                0              (283)             (156)
                                                              --------------    --------------    --------------    --------------
     Net Assets ...........................................   $       17,281    $    1,183,198    $       43,098    $       23,963
                                                              ==============    ==============    ==============    ==============

NET ASSETS, representing:
     Accumulation units ...................................   $       17,281    $    1,183,198    $       43,098    $       23,963
                                                              --------------    --------------    --------------    --------------
                                                              $       17,281    $    1,183,198    $       43,098    $       23,963
                                                              ==============    ==============    ==============    ==============
     Units outstanding ....................................            1,730           108,655             3,327             3,428
                                                              ==============    ==============    ==============    ==============
     Portfolio shares held ................................            1,653            58,487             3,547             1,504
     Portfolio net asset value per share ..................   $        10.68    $        20.23    $        12.23    $        16.04
     Investment in portfolio shares, at cost ..............   $       16,382    $      877,164    $       43,055    $       21,033

STATEMENTS OF OPERATIONS
For the year ended December 31, 2003

                                                                                       SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                PRUDENTIAL         AIM V.I.          AIM V.I.         AIM V.I.
                                                                 JENNISON          PREMIER          GOVERNMENT      INTERNATIONAL
                                                                20/20 FOCUS        EQUITY           SECURITIES         EQUITY
                                                                 PORTFOLIO          FUND               FUND             FUND
                                                              --------------    --------------    --------------    --------------
INVESTMENT INCOME
     Dividend income ......................................   $           28    $        3,309    $        1,036    $          114
                                                              --------------    --------------    --------------    --------------

EXPENSES
     Charges for administration, mortality and expense risk               86             5,401               593               102
                                                              --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS) ..............................              (58)           (2,092)              443                12
                                                              --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Capital gains distributions received .................                0                 0                 0                 0
     Realized gain (loss) on shares redeemed ..............              (11)          (78,800)           (1,791)             (165)
     Net change in unrealized gain (loss) on investments ..            3,777           306,034              (297)            4,873
                                                              --------------    --------------    --------------    --------------

NET GAIN (LOSS) ON INVESTMENTS ............................            3,766          (227,234)           (2,088)            4,708
                                                              --------------    --------------    --------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................   $        3,708    $      225,142    $       (1,645)   $        4,720
                                                              ==============    ==============    ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A3

                                                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       AMERICAN
                                                                 ALLIANCE          ALLIANCE                            CENTURY VP
                                                                 GROWTH &           PREMIER           ALLIANCE          INCOME &
                                                                  INCOME            GROWTH             QUASAR            GROWTH
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO            FUND
                                                              --------------    --------------    --------------    --------------
ASSETS
     Investment in the portfolios, at value ...............   $    2,587,660    $    3,502,701    $       23,258    $      357,322
       (Payable to)/Receivable from The Prudential Insurance
         Company of America ...............................           (1,643)           (2,191)             (195)             (208)
                                                              --------------    --------------    --------------    --------------
     Net Assets ...........................................   $    2,586,017    $    3,500,510    $       23,063    $      357,114
                                                              ==============    ==============    ==============    ==============

NET ASSETS, representing:
     Accumulation units ...................................   $    2,586,017    $    3,500,510    $       23,063    $      357,114
                                                              --------------    --------------    --------------    --------------
                                                              $    2,586,017    $    3,500,510    $       23,063    $      357,114
                                                              ==============    ==============    ==============    ==============
     Units outstanding ....................................          243,562           593,698             2,585            40,899
                                                              ==============    ==============    ==============    ==============
     Portfolio shares held ................................          118,700           162,312             2,287            54,387
     Portfolio net asset value per share ..................   $        21.80    $        21.58    $        10.17    $         6.57
     Investment in portfolio shares, at cost ..............   $    2,293,334    $    3,508,660    $       20,974    $      314,281

                                                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   DREYFUS
                                                                                  SOCIALLY                            TEMPLETON
                                                                  DAVIS          RESPONSIBLE         FRANKLIN          FOREIGN
                                                                  VALUE            GROWTH           SMALL CAP         SECURITIES
                                                                PORTFOLIO           FUND               FUND              FUND
                                                              --------------    --------------    --------------    --------------
ASSETS
     Investment in the portfolios, at value ...............   $      483,450    $          393    $    4,272,540    $      194,313
       (Payable to)/Receivable from The Prudential Insurance
         Company of America ...............................             (324)             (131)           (2,369)              (89)
                                                              --------------    --------------    --------------    --------------
     Net Assets ...........................................   $      483,126    $          262    $    4,270,171    $      194,224
                                                              ==============    ==============    ==============    ==============

NET ASSETS, representing:
     Accumulation units ...................................   $      483,126    $          262    $    4,270,171    $      194,224
                                                              --------------    --------------    --------------    --------------
                                                              $      483,126    $          262    $    4,270,171    $      194,224
                                                              ==============    ==============    ==============    ==============
     Units outstanding ....................................           49,801                42           574,330            21,239
                                                              ==============    ==============    ==============    ==============
     Portfolio shares held ................................           45,738                17           242,758            15,708
     Portfolio net asset value per share ..................   $        10.57    $        23.79    $        17.60    $        12.37
     Investment in portfolio shares, at cost ..............   $      413,213    $          323    $    3,608,629    $      171,929

                                                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       AMERICAN
                                                                ALLIANCE          ALLIANCE                            CENTURY VP
                                                                GROWTH &           PREMIER          ALLIANCE           INCOME &
                                                                 INCOME            GROWTH            QUASAR             GROWTH
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO            FUND
                                                              --------------    --------------    --------------    --------------
INVESTMENT INCOME
     Dividend income ......................................   $       22,156    $            0    $            0    $        2,928
                                                              --------------    --------------    --------------    --------------

EXPENSES
     Charges for administration, mortality and expense risk           11,888            16,930                58             1,602
                                                              --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS) ..............................           10,268           (16,930)              (58)            1,326
                                                              --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Capital gains distributions received .................                0                 0                 0                 0
     Realized gain (loss) on shares redeemed ..............          (34,179)          (49,965)               (9)          (10,904)
     Net change in unrealized gain (loss) on investments ..          618,366           698,791             4,370            81,463
                                                              --------------    --------------    --------------    --------------

NET GAIN (LOSS) ON INVESTMENTS ............................          584,187           648,826             4,361            70,559
                                                              --------------    --------------    --------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................   $      594,455    $      631,896    $        4,303    $       71,885
                                                              ==============    ==============    ==============    ==============

                                                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   DREYFUS
                                                                                   SOCIALLY                            TEMPLETON
                                                                  DAVIS           RESPONSIBLE        FRANKLIN           FOREIGN
                                                                  VALUE             GROWTH           SMALL CAP        SECURITIES
                                                                PORTFOLIO            FUND              FUND              FUND
                                                              --------------    --------------    --------------    --------------
INVESTMENT INCOME
     Dividend income ......................................   $        3,183    $            0    $            0    $        1,781
                                                              --------------    --------------    --------------    --------------

EXPENSES
     Charges for administration, mortality and expense risk            2,767                 0            19,035               522
                                                              --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS) ..............................              416                 0           (19,035)            1,259
                                                              --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Capital gains distributions received .................                0                 0                 0                 0
     Realized gain (loss) on shares redeemed ..............            2,088                 0           (58,265)           (1,521)
     Net change in unrealized gain (loss) on investments ..          113,193                73         1,163,499            32,545
                                                              --------------    --------------    --------------    --------------

NET GAIN (LOSS) ON INVESTMENTS ............................          115,281                73         1,105,234            31,024
                                                              --------------    --------------    --------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................   $      115,697    $           73    $    1,086,199    $       32,283
                                                              ==============    ==============    ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A4

                           FINANCIAL STATEMENTS OF THE
                       PRUDENTIAL DISCOVERY PREMIER GROUP
                            VARIABLE CONTRACT ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2003

                                                                                           SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      JANUS           JANUS              JANUS
                                                                INVESCO VIF        AGGRESSIVE       GROWTH &           WORLDWIDE
                                                                 DYNAMICS            GROWTH          INCOME             GROWTH
                                                                   FUND             PORTFOLIO       PORTFOLIO          PORTFOLIO
                                                              --------------    --------------    --------------    --------------
ASSETS

     Investment in the portfolios, at value ...............   $      760,836    $    1,398,552    $      657,108    $      895,734
       (Payable to)/Receivable from The Prudential Insurance
         Company of America ...............................             (514)             (899)             (398)             (499)
                                                              --------------    --------------    --------------    --------------
     Net Assets ...........................................   $      760,322    $    1,397,653    $      656,710    $      895,235
                                                              ==============    ==============    ==============    ==============

NET ASSETS, representing:
     Accumulation units ...................................   $      760,322    $    1,397,653    $      656,710    $      895,235
                                                              --------------    --------------    --------------    --------------
                                                              $      760,322    $    1,397,653    $      656,710    $      895,235
                                                              ==============    ==============    ==============    ==============
     Units outstanding ....................................          122,987           305,271            86,026           146,060
                                                              ==============    ==============    ==============    ==============
     Portfolio shares held ................................           64,642            65,353            46,542            34,691
     Portfolio net asset value per share ..................   $        11.77    $        21.40    $        14.11    $        25.82
     Investment in portfolio shares, at cost ..............   $      689,066    $    1,206,591    $      688,726    $      898,070

STATEMENTS OF OPERATIONS
For the year ended December 31, 2003

                                                                                        SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    JANUS              JANUS            JANUS
                                                                INVESCO VIF      AGGRESSIVE          GROWTH &         WORLDWIDE
                                                                 DYNAMICS          GROWTH             INCOME           GROWTH
                                                                   FUND           PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                              --------------    --------------    --------------    --------------
INVESTMENT INCOME
     Dividend income ......................................   $            0    $            0    $        5,475    $        8,355
                                                              --------------    --------------    --------------    --------------

EXPENSES
     Charges for administration, mortality and expense risk            3,916             6,791             3,230             4,089
                                                              --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS) ..............................           (3,916)           (6,791)            2,245             4,266
                                                              --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
     Capital gains distributions received .................                0                 0                 0                 0
     Realized gain (loss) on shares redeemed ..............          (21,262)           (8,872)           (6,617)          (37,943)
     Net change in unrealized gain (loss) on investments ..          225,446           358,822           117,410           198,554
                                                              --------------    --------------    --------------    --------------
NET GAIN (LOSS) ON INVESTMENTS ............................          204,184           349,950           110,793           160,611
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............................   $      200,268    $      343,159    $      113,038    $      164,877
                                                              ==============    ==============    ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A5

                                                                                           SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    MFS                                                  MFS
                                                                 EMERGING            MFS                MFS          GROWTH WITH
                                                                  GROWTH            BOND              GROWTH           INCOME
                                                                  SERIES           SERIES             SERIES           SERIES
                                                              --------------    --------------    --------------    --------------
ASSETS

     Investment in the portfolios, at value ...............   $      745,002    $      106,447    $      110,014    $       20,371
       (Payable to)/Receivable from The Prudential Insurance
         Company of America ...............................                0              (347)              (57)             (175)
                                                              --------------    --------------    --------------    --------------
     Net Assets ...........................................   $      745,002    $      106,100    $      109,957    $       20,196
                                                              ==============    ==============    ==============    ==============

NET ASSETS, representing:
     Accumulation units ...................................   $      745,002    $      106,100    $      109,957    $       20,196
                                                              --------------    --------------    --------------    --------------
                                                              $      745,002    $      106,100    $      109,957    $       20,196
                                                              ==============    ==============    ==============    ==============
     Units outstanding ....................................           69,911             7,674            17,404             2,527
                                                              ==============    ==============    ==============    ==============
     Portfolio shares held ................................           48,034             8,732            12,631             1,247
     Portfolio net asset value per share ..................   $        15.51    $        12.19    $         8.71    $        16.34
     Investment in portfolio shares, at cost ..............   $      540,269    $      101,611    $       95,537    $       19,020

                                                               SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                                CREDIT SUISSE
                                                                    MFS            EMERGING
                                                               TOTAL RETURN         GROWTH
                                                                  SERIES           PORTFOLIO
                                                              --------------    --------------
ASSETS

     Investment in the portfolios, at value ...............   $      298,402    $       98,930
       (Payable to)/Receivable from The Prudential Insurance
         Company of America ...............................             (372)              (53)
                                                              --------------    --------------
     Net Assets ...........................................   $      298,030    $       98,877
                                                              ==============    ==============

NET ASSETS, representing:
     Accumulation units ...................................   $      298,030    $       98,877
                                                              --------------    --------------
                                                              $      298,030    $       98,877
                                                              ==============    ==============
     Units outstanding ....................................           27,460            11,586
                                                              ==============    ==============
     Portfolio shares held ................................           15,240             9,076
     Portfolio net asset value per share ..................   $        19.58    $        10.90
     Investment in portfolio shares, at cost ..............   $      267,970    $       92,072

                                                                                      SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   MFS                                                    MFS
                                                                EMERGING             MFS                MFS          GROWTH WITH
                                                                 GROWTH              BOND              GROWTH           INCOME
                                                                 SERIES             SERIES             SERIES           SERIES
                                                              --------------    --------------    --------------    --------------
INVESTMENT INCOME
     Dividend income ......................................   $            0    $        3,605    $            0    $           54
                                                              --------------    --------------    --------------    --------------

EXPENSES
     Charges for administration, mortality and expense risk            5,568               463               554                49
                                                              --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS) ..............................           (5,568)            3,142              (554)                5
                                                              --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
     Capital gains distributions received .................                0                 0                 0                 0
     Realized gain (loss) on shares redeemed ..............          (44,216)             (218)           (7,076)              (85)
     Net change in unrealized gain (loss) on investments ..          204,733             2,846            30,446             2,232
                                                              --------------    --------------    --------------    --------------
NET GAIN (LOSS) ON INVESTMENTS ............................          160,517             2,628            23,370             2,147
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............................   $      154,949    $        5,770    $       22,816    $        2,152
                                                              ==============    ==============    ==============    ==============

                                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                                CREDIT SUISSE
                                                                  MFS             EMERGING
                                                              TOTAL RETURN          GROWTH
                                                                 SERIES           PORTFOLIO
                                                              --------------    --------------
INVESTMENT INCOME
     Dividend income ......................................   $        3,775    $            0
                                                              --------------    --------------

EXPENSES
     Charges for administration, mortality and expense risk            1,316               258
                                                              --------------    --------------
NET INVESTMENT INCOME (LOSS) ..............................            2,459              (258)
                                                              --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
     Capital gains distributions received .................                0                 0
     Realized gain (loss) on shares redeemed ..............             (667)           (1,169)
     Net change in unrealized gain (loss) on investments ..           34,650            18,583
                                                              --------------    --------------
NET GAIN (LOSS) ON INVESTMENTS ............................           33,983            17,414
                                                              --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............................   $       36,442    $       17,156
                                                              ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A6

                           FINANCIAL STATEMENTS OF THE
                       PRUDENTIAL DISCOVERY PREMIER GROUP
                            VARIABLE CONTRACT ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2003 and 2002

                                                                                       SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          PRUDENTIAL                        PRUDENTIAL
                                                                             MONEY                          DIVERSIFIED
                                                                            MARKET                             BOND
                                                                          PORTFOLIO                         PORTFOLIO
                                                              --------------------------------    --------------------------------
                                                                   2003             2002              2003               2002
                                                              --------------    --------------    --------------    --------------
OPERATIONS

     Net Investment income (loss) .........................   $          154    $          360    $       23,588    $       57,553
     Capital gains distributions received .................                0                 0                 0                 0

     Realized gain (loss) on shares
       redeemed ...........................................                0                 0            (3,361)          (10,425)
     Net change in unrealized gain (loss)
       on investments .....................................                0                 0            25,364           (11,251)
                                                              --------------    --------------    --------------    --------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................              154               360            45,591            35,877
                                                              --------------    --------------    --------------    --------------

CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          343,346           115,611           192,921           258,252
     Withdrawals and transfers out ........................         (224,777)         (142,297)          (87,208)         (157,099)
     Annual account charges deducted from
       Participants' accumulation accounts ................             (938)                0              (800)               (7)
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................          117,631           (26,686)          104,913           101,146
                                                              --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          117,785           (26,326)          150,504           137,023

NET ASSETS
     Beginning of year ....................................           24,552            50,878           622,947           485,924
                                                              --------------    --------------    --------------    --------------
     End of year ..........................................   $      142,337    $       24,552    $      773,451    $      622,947
                                                              ==============    ==============    ==============    ==============

   Beginning units ........................................            1,981             4,157            46,791            38,859
                                                              --------------    --------------    --------------    --------------
   Units issued ...........................................           25,473             9,391            12,250            20,257
   Units redeemed .........................................          (16,007)          (11,567)           (4,693)          (12,325)
                                                              --------------    --------------    --------------    --------------
   Ending units ...........................................           11,447             1,981            54,348            46,791
                                                              ==============    ==============    ==============    ==============

                                                                         SUBACCOUNTS
------------------------------------------------------------------------------------------------

                                                                         PRUDENTIAL
                                                                           EQUITY
                                                                         PORTFOLIO
                                                              --------------------------------
                                                                  2003              2002
                                                              --------------    --------------
OPERATIONS

     Net Investment income (loss) .........................   $        1,309    $         (771)
     Capital gains distributions received .................                0                 0

     Realized gain (loss) on shares
       redeemed ...........................................         (153,475)         (134,960)
     Net change in unrealized gain (loss)
       on investments .....................................          634,062          (284,020)
                                                              --------------    --------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................          481,896          (419,751)
                                                              --------------    --------------

CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          312,102           353,997
     Withdrawals and transfers out ........................         (105,985)         (235,294)
     Annual account charges deducted from
       Participants' accumulation accounts ................              (92)                0
                                                              --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................          206,025           118,703
                                                              --------------    --------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          687,921          (301,048)

NET ASSETS
     Beginning of year ....................................        1,467,807         1,768,855
                                                              --------------    --------------
     End of year ..........................................   $    2,155,728    $    1,467,807
                                                              ==============    ==============

   Beginning units ........................................          167,113           155,613
                                                              --------------    --------------
   Units issued ...........................................           29,187            35,726
   Units redeemed .........................................           (8,926)          (24,226)
                                                              --------------    --------------
   Ending units ...........................................          187,374           167,113
                                                              ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A7

                                                                                     SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         PRUDENTIAL                         PRUDENTIAL
                                                                          FLEXIBLE                         CONSERVATIVE
                                                                           MANAGED                           BALANCED
                                                                         PORTFOLIO                          PORTFOLIO
                                                              --------------------------------    -------------------------------
                                                                  2003               2002             2003               2002
                                                              --------------    --------------    --------------    --------------
OPERATIONS

     Net Investment income (loss) .........................   $        8,856    $       13,031    $        9,458    $       (3,765)
     Capital gains distributions received .................                0                 0                 0             1,069

     Realized gain (loss) on shares
       redeemed ...........................................          (17,666)          (20,165)           (9,862)          (10,841)
     Net change in unrealized gain (loss)
       on investments .....................................          182,736           (88,044)           96,327           (28,626)
                                                              --------------    --------------    --------------    --------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................          173,926           (95,178)           95,923           (42,163)
                                                              --------------    --------------    --------------    --------------

CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          147,087           180,088           156,139           193,660
     Withdrawals and transfers out ........................          (44,122)          (77,973)          (52,336)          (35,067)
     Annual account charges deducted from
       Participants' accumulation accounts ................             (307)                0              (328)               (6)
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................          102,658           102,115           103,475           158,587
                                                              --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          276,584             6,937           199,398           116,424

NET ASSETS
     Beginning of year ....................................          698,812           691,875           493,297           376,873
                                                              --------------    --------------    --------------    --------------
     End of year ..........................................   $      975,396    $      698,812    $      692,695    $      493,297
                                                              ==============    ==============    ==============    ==============

   Beginning units ........................................           73,329            63,009            46,976            32,480
                                                              --------------    --------------    --------------    --------------
   Units issued ...........................................           15,316            17,965            12,350            17,791
   Units redeemed .........................................           (5,514)           (7,645)           (3,468)           (3,295)
                                                              --------------    --------------    --------------    --------------
   Ending units ...........................................           83,131            73,329            55,858            46,976
                                                              ==============    ==============    ==============    ==============

                                                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       PRUDENTIAL                          PRUDENTIAL
                                                                          HIGH                                STOCK
                                                                       YIELD BOND                             INDEX
                                                                       PORTFOLIO                           PORTFOLIO
                                                              --------------------------------   -------------------------------
                                                                   2003             2002              2003             2002
                                                              --------------    --------------   --------------   --------------
OPERATIONS

     Net Investment income (loss) .........................   $       10,336    $        3,429   $       17,106   $        9,619
     Capital gains distributions received .................                0                 0           96,213           16,983

     Realized gain (loss) on shares
       redeemed ...........................................           (2,834)           (1,729)        (103,323)         (84,507)
     Net change in unrealized gain (loss)
       on investments .....................................           19,641            (1,435)         696,351         (512,441)
                                                              --------------    --------------   --------------   --------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................           27,143               265          706,347         (570,346)
                                                              --------------    --------------   --------------   --------------

CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          134,358            95,543          863,819          764,847
     Withdrawals and transfers out ........................          (16,926)          (13,250)        (343,252)        (242,245)
     Annual account charges deducted from
       Participants' accumulation accounts ................              (77)                0             (954)             (47)
                                                              --------------    --------------   --------------   --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................          117,355            82,293          519,613          522,555
                                                              --------------    --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          144,498            82,558        1,225,960          (47,791)

NET ASSETS
     Beginning of year ....................................           85,320             2,762        2,292,647        2,340,438
                                                              --------------    --------------   --------------   --------------
     End of year ..........................................   $      229,818    $       85,320   $    3,518,607   $    2,292,647
                                                              ==============    ==============   ==============   ==============

   Beginning units ........................................            8,760               286          233,628          184,565
                                                              --------------    --------------   --------------   --------------
   Units issued ...........................................           10,634             9,898           57,624           71,092
   Units redeemed .........................................             (387)           (1,424)         (10,028)         (22,029)
                                                              --------------    --------------   --------------   --------------
   Ending units ...........................................           19,007             8,760          281,224          233,628
                                                              ==============    ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A8

                           FINANCIAL STATEMENTS OF THE
                       PRUDENTIAL DISCOVERY PREMIER GROUP
                            VARIABLE CONTRACT ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2003 and 2002

                                                                                       SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        PRUDENTIAL                           PRUDENTIAL
                                                                           VALUE                               GLOBAL
                                                                         PORTFOLIO                           PORTFOLIO
                                                              --------------------------------    --------------------------------
                                                                   2003              2002              2003              2002
                                                              --------------    --------------    --------------    --------------

OPERATIONS
     Net Investment income (loss) .........................   $       12,230    $        9,859    $         (453)   $          286
     Capital gains distributions received .................                0                 0                 0                 0
     Realized gain (loss) on shares
       redeemed ...........................................          (12,686)          (34,171)          (27,819)          (69,680)
     Net change in unrealized gain (loss)
       on investments .....................................          298,611          (235,938)          123,760           (16,432)
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................          298,155          (260,250)           95,488           (85,826)
                                                              --------------    --------------    --------------    --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          196,076           632,859            77,828           104,455
     Withdrawals and transfers out ........................          (76,567)         (109,306)          (27,963)          (65,558)
     Annual account charges deducted from
       Participants' accumulation accounts ................             (168)              (20)              (48)                0
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................          119,341           523,533            49,817            38,897
                                                              --------------    --------------    --------------    --------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          417,496           263,283           145,305           (46,929)

NET ASSETS
     Beginning of year ....................................          986,001           722,718           263,646           310,575
                                                              --------------    --------------    --------------    --------------
     End of year ..........................................   $    1,403,497    $      986,001    $      408,951    $      263,646
                                                              ==============    ==============    ==============    ==============

   Beginning units ........................................          109,808            62,386            31,621            27,741
                                                              --------------    --------------    --------------    --------------
   Units issued ...........................................           20,575            59,384             7,051            10,776
   Units redeemed .........................................           (7,549)          (11,962)           (1,900)           (6,896)
                                                              --------------    --------------    --------------    --------------
   Ending units ...........................................          122,834           109,808            36,772            31,621
                                                              ==============    ==============    ==============    ==============

                                                                                       SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         PRUDENTIAL
                                                                         GOVERNMENT
                                                                           INCOME
                                                                         PORTFOLIO
                                                              --------------------------------
                                                                   2003              2002
                                                              --------------    --------------

OPERATIONS
     Net Investment income (loss) .........................   $       27,006    $       36,669
     Capital gains distributions received .................           30,967             2,384
     Realized gain (loss) on shares
       redeemed ...........................................           (8,910)           (2,386)
     Net change in unrealized gain (loss)
       on investments .....................................          (35,841)           17,706
                                                              --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................           13,222            54,373
                                                              --------------    --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          506,264           377,248
     Withdrawals and transfers out ........................         (383,759)          (39,526)
     Annual account charges deducted from
       Participants' accumulation accounts ................             (598)                0
                                                              --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................          121,907           337,722
                                                              --------------    --------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          135,129           392,095

NET ASSETS
     Beginning of year ....................................          721,584           329,489
                                                              --------------    --------------
     End of year ..........................................   $      856,713    $      721,584
                                                              ==============    ==============

   Beginning units ........................................           48,990            24,924
                                                              --------------    --------------
   Units issued ...........................................           29,332            26,944
   Units redeemed .........................................          (21,218)           (2,878)
                                                              --------------    --------------
   Ending units ...........................................           57,104            48,990
                                                              ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A9

                                                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         PRUDENTIAL
                                                                    SMALL CAPITALIZATION                    PRUDENTIAL
                                                                            STOCK                            JENNISON
                                                                         PORTFOLIO                          PORTFOLIO
                                                              --------------------------------    --------------------------------
                                                                   2003              2002              2003              2002
                                                              --------------    --------------    --------------    --------------
OPERATIONS
     Net Investment income (loss) .........................   $        9,076    $        2,878    $       (8,940)   $       (8,691)
     Capital gains distributions received .................                0             3,291                 0                 0
     Realized gain (loss) on shares
       redeemed ...........................................           (7,307)           (1,287)         (119,185)         (129,276)
     Net change in unrealized gain (loss)
       on investments .....................................          544,510          (134,056)          937,228          (844,634)
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................          546,279          (129,174)          809,103          (982,601)
                                                              --------------    --------------    --------------    --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          435,422         1,242,648           740,712         1,145,463
     Withdrawals and transfers out ........................          (76,182)          (23,405)         (334,721)         (178,235)
     Annual account charges deducted from
       Participants' accumulation accounts ................             (373)                0            (1,686)             (123)
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................          358,867         1,219,243           404,305           967,105
                                                              --------------    --------------    --------------    --------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          905,146         1,090,069         1,213,408           (15,496)

NET ASSETS
     Beginning of year ....................................        1,245,695           155,626         2,515,842         2,531,338
                                                              --------------    --------------    --------------    --------------
     End of year ..........................................   $    2,150,841    $    1,245,695    $    3,729,250    $    2,515,842
                                                              ==============    ==============    ==============    ==============

   Beginning units ........................................          126,434            13,363           283,076           195,469
                                                              --------------    --------------    --------------    --------------
   Units issued ...........................................           39,067           115,423            56,960           104,441
   Units redeemed .........................................           (6,551)           (2,352)          (15,957)          (16,834)
                                                              --------------    --------------    --------------    --------------
   Ending units ...........................................          158,950           126,434           324,079           283,076
                                                              ==============    ==============    ==============    ==============

                                                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        PRUDENTIAL                           AIM V.I.
                                                                         JENNISON                             PREMIER
                                                                        20/20 FOCUS                           EQUITY
                                                                         PORTFOLIO                             FUND
                                                              --------------------------------   -------------------------------
                                                                   2003              2002             2003             2002
                                                              --------------    --------------   --------------   --------------

OPERATIONS
     Net Investment income (loss) .........................   $          (58)   $          (64)  $       (2,092)  $       (4,970)
     Capital gains distributions received .................                0                 0                0                0
     Realized gain (loss) on shares
       redeemed ...........................................              (11)              (90)         (78,800)         (60,648)
     Net change in unrealized gain (loss)
       on investments .....................................            3,777            (2,533)         306,034         (292,335)
                                                              --------------    --------------   --------------   --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................            3,708            (2,687)         225,142         (357,953)
                                                              --------------    --------------   --------------   --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................            2,496            13,819          287,971          208,439
     Withdrawals and transfers out ........................              (84)             (662)        (181,591)        (117,032)
     Annual account charges deducted from
       Participants' accumulation accounts ................               (2)                0             (384)             (26)
                                                              --------------    --------------   --------------   --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................            2,410            13,157          105,996           91,381
                                                              --------------    --------------   --------------   --------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................            6,118            10,470          331,138         (266,572)

NET ASSETS
     Beginning of year ....................................           11,163               693          852,060        1,118,632
                                                              --------------    --------------   --------------   --------------
     End of year ..........................................   $       17,281    $       11,163   $    1,183,198   $      852,060
                                                              ==============    ==============   ==============   ==============

   Beginning units ........................................            1,436                69           97,324           88,611
                                                              --------------    --------------   --------------   --------------
   Units issued ...........................................              294             1,441           22,851           20,437
   Units redeemed .........................................                0               (74)         (11,520)         (11,724)
                                                              --------------    --------------   --------------   --------------
   Ending units ...........................................            1,730             1,436          108,655           97,324
                                                              ==============    ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A10

                           FINANCIAL STATEMENTS OF THE
                       PRUDENTIAL DISCOVERY PREMIER GROUP
                            VARIABLE CONTRACT ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2003 and 2002

                                                                                       SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          AIM V.I.                          AIM V.I.
                                                                         GOVERNMENT                       INTERNATIONAL
                                                                         SECURITIES                          EQUITY
                                                                            FUND                              FUND
                                                              --------------------------------    --------------------------------
                                                                   2003              2002              2003              2002
                                                              --------------    --------------    --------------    --------------
OPERATIONS
     Net Investment income (loss) .........................   $          443    $        1,277    $           12    $           16
     Capital gains distributions received .................                0                 0                 0                 0
     Realized gain (loss) on shares
       redeemed ...........................................           (1,791)               28              (165)             (638)
     Net change in unrealized gain (loss)
       on investments .....................................             (297)              613             4,873            (1,702)
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................           (1,645)            1,918             4,720            (2,324)
                                                              --------------    --------------    --------------    --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................           65,655            74,186             8,543            17,183
     Withdrawals and transfers out ........................          (97,145)                0            (1,928)           (2,235)
     Annual account charges deducted from
       Participants' accumulation accounts ................              (18)                0                (5)                0
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................          (31,508)           74,186             6,610            14,948
                                                              --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          (33,153)           76,104            11,330            12,624

NET ASSETS

     Beginning of year ....................................           76,251               147            12,633                 9
                                                              --------------    --------------    --------------    --------------
     End of year ..........................................   $       43,098    $       76,251    $       23,963    $       12,633
                                                              ==============    ==============    ==============    ==============
   Beginning units ........................................            5,907                13             2,316                 1
                                                              --------------    --------------    --------------    --------------
   Units issued ...........................................            5,060             5,894             1,421             2,732
   Units redeemed .........................................           (7,640)                0              (309)             (417)
                                                              --------------    --------------    --------------    --------------
   Ending units ...........................................            3,327             5,907             3,428             2,316
                                                              ==============    ==============    ==============    ==============

                                                                                       SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         ALLIANCE
                                                                      GROWTH & INCOME
                                                                         PORTFOLIO
                                                              --------------------------------
                                                                   2003              2002
                                                              --------------    --------------
OPERATIONS
     Net Investment income (loss) .........................   $       10,268    $        1,039
     Capital gains distributions received .................                0            47,931
     Realized gain (loss) on shares
       redeemed ...........................................          (34,179)          (22,653)
     Net change in unrealized gain (loss)
       on investments .....................................          618,366          (399,424)
                                                              --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................          594,455          (373,107)
                                                              --------------    --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          494,737         1,045,486
     Withdrawals and transfers out ........................         (200,527)         (127,318)
     Annual account charges deducted from
       Participants' accumulation accounts ................             (640)             (176)
                                                              --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................          293,570           917,992
                                                              --------------    --------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          888,025           544,885

NET ASSETS

     Beginning of year ....................................        1,697,992         1,153,107
                                                              --------------    --------------
     End of year ..........................................   $    2,586,017    $    1,697,992
                                                              ==============    ==============
   Beginning units ........................................          210,363           110,787
                                                              --------------    --------------
   Units issued ...........................................           54,827           114,102
   Units redeemed .........................................          (21,628)          (14,526)
                                                              --------------    --------------
   Ending units ...........................................          243,562           210,363
                                                              ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A11

                                                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         ALLIANCE
                                                                          PREMIER                           ALLIANCE
                                                                          GROWTH                             QUASAR
                                                                         PORTFOLIO                          PORTFOLIO
                                                              --------------------------------    --------------------------------
                                                                   2003              2002              2003              2002
                                                              --------------    --------------    --------------    --------------
OPERATIONS
     Net Investment income (loss) .........................   $      (16,930)   $      (15,024)   $          (58)   $          (51)
     Capital gains distributions received .................                0                 0                 0                 0
     Realized gain (loss) on shares
       redeemed ...........................................          (49,965)          (86,024)               (9)           (1,678)
     Net change in unrealized gain (loss)
       on investments .....................................          698,791          (887,431)            4,370            (2,129)
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................          631,896          (988,479)            4,303            (3,858)
                                                              --------------    --------------    --------------    --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          511,627         1,254,381            12,871             7,183
     Withdrawals and transfers out ........................         (204,876)         (204,152)              (63)           (3,910)
     Annual account charges deducted from
       Participants' accumulation accounts ................             (293)             (163)               (8)                0
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................          306,458         1,050,066            12,800             3,273
                                                              --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          938,354            61,587            17,103              (585)

NET ASSETS

     Beginning of year ....................................        2,562,156         2,500,569             5,960             6,545
                                                              --------------    --------------    --------------    --------------
     End of year ..........................................   $    3,500,510    $    2,562,156    $       23,063    $        5,960
                                                              ==============    ==============    ==============    ==============
   Beginning units ........................................          534,251           359,383               987               735
                                                              --------------    --------------    --------------    --------------
   Units issued ...........................................           97,788           212,495             1,598               880
   Units redeemed .........................................          (38,341)          (37,627)                0              (628)
                                                              --------------    --------------    --------------    --------------
   Ending units ...........................................          593,698           534,251             2,585               987
                                                              ==============    ==============    ==============    ==============

                                                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       AMERICAN
                                                                      CENTURY VP                             DAVIS
                                                                    INCOME & GROWTH                          VALUE
                                                                         FUND                              PORTFOLIO
                                                              --------------------------------   -------------------------------
                                                                   2003              2002             2003             2002
                                                              --------------    --------------   --------------   --------------
OPERATIONS
     Net Investment income (loss) .........................   $        1,326    $          755   $          416   $          676
     Capital gains distributions received .................                0                 0                0                0
     Realized gain (loss) on shares
       redeemed ...........................................          (10,904)           (2,903)           2,088           (9,878)
     Net change in unrealized gain (loss)
       on investments .....................................           81,463           (42,202)         113,193          (52,225)
                                                              --------------    --------------   --------------   --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................           71,885           (44,350)         115,697          (61,427)
                                                              --------------    --------------   --------------   --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          115,537            75,307           72,347          376,391
     Withdrawals and transfers out ........................          (46,411)          (12,030)         (75,805)         (63,520)
     Annual account charges deducted from
       Participants' accumulation accounts ................              (61)               (9)             (55)              (8)
                                                              --------------    --------------   --------------   --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................           69,065            63,268           (3,513)         312,863
                                                              --------------    --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          140,950            18,918          112,184          251,436

NET ASSETS

     Beginning of year ....................................          216,164           197,246          370,942          119,506
                                                              --------------    --------------   --------------   --------------
     End of year ..........................................   $      357,114    $      216,164   $      483,126   $      370,942
                                                              ==============    ==============   ==============   ==============
   Beginning units ........................................           31,820            23,261           49,264           13,199
                                                              --------------    --------------   --------------   --------------
   Units issued ...........................................           15,290            10,121            8,742           44,364
   Units redeemed .........................................           (6,211)           (1,562)          (8,205)          (8,299)
                                                              --------------    --------------   --------------   --------------
   Ending units ...........................................           40,899            31,820           49,801           49,264
                                                              ==============    ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A12

                           FINANCIAL STATEMENTS OF THE
                       PRUDENTIAL DISCOVERY PREMIER GROUP
                            VARIABLE CONTRACT ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2003 and 2002

                                                                                       SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                          DREYFUS
                                                                   SOCIALLY RESPONSIBLE                      FRANKLIN
                                                                          GROWTH                            SMALL CAP
                                                                           FUND                                FUND
                                                              --------------------------------    --------------------------------
                                                                   2003              2002              2003              2002
                                                              --------------    --------------    --------------    --------------
OPERATIONS
     Net Investment income (loss) .........................   $            0    $          (20)   $      (19,035)   $       (3,156)
     Capital gains distributions received .................                0                 0                 0                 0
     Realized gain (loss) on shares
       redeemed ...........................................                0            (1,333)          (58,265)          (77,934)
     Net change in unrealized gain (loss)
       on investments .....................................               73                72         1,163,499          (732,752)
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................               73            (1,281)        1,086,199          (813,842)
                                                              --------------    --------------    --------------    --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................              104               781           640,419         1,493,891
     Withdrawals and transfers out ........................              (28)           (3,361)         (135,428)         (175,400)
     Annual account charges deducted from
       Participants' accumulation accounts ................                0                 0              (555)             (106)

                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................               76            (2,580)          504,436         1,318,385
                                                              --------------    --------------    --------------    --------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................              149            (3,861)        1,590,635           504,543

NET ASSETS
     Beginning of year ....................................              113             3,974         2,679,536         2,174,993
                                                              --------------    --------------    --------------    --------------
     End of year ..........................................   $          262    $          113    $    4,270,171    $    2,679,536
                                                              ==============    ==============    ==============    ==============

   Beginning units ........................................               23               566           493,001           284,296
                                                              --------------    --------------    --------------    --------------
   Units issued ...........................................               19               126           103,529           238,279
   Units redeemed .........................................                0              (669)          (22,200)          (29,574)
                                                              --------------    --------------    --------------    --------------
   Ending units ...........................................               42                23           574,330           493,001
                                                              ==============    ==============    ==============    ==============

                                                                          SUBACCOUNTS
------------------------------------------------------------------------------------------------
                                                                       TEMPLETON
                                                                         FOREIGN
                                                                        SECURITIES
                                                                           FUND
                                                              --------------------------------
                                                                   2003              2002
                                                              --------------    --------------
OPERATIONS
     Net Investment income (loss) .........................   $        1,259    $          332
     Capital gains distributions received .................                0                 0
     Realized gain (loss) on shares
       redeemed ...........................................           (1,521)             (957)
     Net change in unrealized gain (loss)
       on investments .....................................           32,545            (9,970)
                                                              --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................           32,283           (10,595)
                                                              --------------    --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................           89,292            85,183
     Withdrawals and transfers out ........................           (5,116)           (3,354)
     Annual account charges deducted from
       Participants' accumulation accounts ................              (49)                0

                                                              --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................           84,127            81,829
                                                              --------------    --------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          116,410            71,234

NET ASSETS
     Beginning of year ....................................           77,814             6,580
                                                              --------------    --------------
     End of year ..........................................   $      194,224    $       77,814
                                                              ==============    ==============

   Beginning units ........................................           11,216               771
                                                              --------------    --------------
   Units issued ...........................................           10,819            10,885
   Units redeemed .........................................             (796)             (440)
                                                              --------------    --------------
   Ending units ...........................................           21,239            11,216
                                                              ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A13

                                                                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              JANUS
                                                                        INVESCO VIF                          AGGRESSIVE
                                                                          DYNAMICS                            GROWTH
                                                                            FUND                             PORTFOLIO
                                                              --------------------------------    --------------------------------
                                                                   2003              2002              2003              2002
                                                              --------------    --------------    --------------    --------------
OPERATIONS
     Net Investment income (loss) .........................   $       (3,916)   $       (3,118)   $       (6,791)   $       (9,061)
     Capital gains distributions received .................                0                 0                 0                 0
     Realized gain (loss) on shares
       redeemed ...........................................          (21,262)          (48,289)           (8,872)         (679,608)
     Net change in unrealized gain (loss)
       on investments .....................................          225,446          (141,362)          358,822           110,487
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................          200,268          (192,769)          343,159          (578,182)
                                                              --------------    --------------    --------------    --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          123,029           336,511           250,117           530,398
     Withdrawals and transfers out ........................          (61,113)          (72,512)         (133,585)       (1,128,779)
     Annual account charges deducted from
       Participants' accumulation accounts ................              (75)              (10)              (77)             (116)

                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................           61,841           263,989           116,455          (598,497)
                                                              --------------    --------------    --------------    --------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          262,109            71,220           459,614        (1,176,679)

NET ASSETS
     Beginning of year ....................................          498,213           426,993           938,039         2,114,718
                                                              --------------    --------------    --------------    --------------
     End of year ..........................................   $      760,322    $      498,213    $    1,397,653    $      938,039
                                                              ==============    ==============    ==============    ==============

   Beginning units ........................................          110,363            63,962           275,138           444,139
                                                              --------------    --------------    --------------    --------------
   Units issued ...........................................           23,582            59,923            64,681           134,844
   Units redeemed .........................................          (10,958)          (13,522)          (34,548)         (303,845)
                                                              --------------    --------------    --------------    --------------
   Ending units ...........................................          122,987           110,363           305,271           275,138
                                                              ==============    ==============    ==============    ==============

                                                                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              JANUS
                                                                          JANUS                             WORLDWIDE
                                                                     GROWTH & INCOME                         GROWTH
                                                                        PORTFOLIO                           PORTFOLIO
                                                              --------------------------------   -------------------------------
                                                                   2003              2002             2003             2002
                                                              --------------    --------------   --------------   --------------
OPERATIONS
     Net Investment income (loss) .........................   $        2,245    $        1,354   $        4,266   $        2,952
     Capital gains distributions received .................                0                 0                0                0
     Realized gain (loss) on shares
       redeemed ...........................................           (6,617)          (18,592)         (37,943)         (65,662)
     Net change in unrealized gain (loss)
       on investments .....................................          117,410           (88,314)         198,554         (147,930)
                                                              --------------    --------------   --------------   --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .............................................          113,038          (105,552)         164,877         (210,640)
                                                              --------------    --------------   --------------   --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          113,790           191,259          126,277          260,337
     Withdrawals and transfers out ........................          (15,028)          (36,591)         (54,743)         (77,428)
     Annual account charges deducted from
       Participants' accumulation accounts ................             (100)              (33)             (70)             (34)

                                                              --------------    --------------   --------------   --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ............................           98,662           154,635           71,464          182,875
                                                              --------------    --------------   --------------   --------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS .............................................          211,700            49,083          236,341          (27,765)

NET ASSETS
     Beginning of year ....................................          445,010           395,927          658,894          686,659
                                                              --------------    --------------   --------------   --------------
     End of year ..........................................   $      656,710    $      445,010   $      895,235   $      658,894
                                                              ==============    ==============   ==============   ==============

   Beginning units ........................................           71,672            49,718          132,554          102,316
                                                              --------------    --------------   --------------   --------------
   Units issued ...........................................           17,033            27,315           30,404           44,214
   Units redeemed .........................................           (2,679)           (5,361)         (16,898)         (13,976)
                                                              --------------    --------------   --------------   --------------
   Ending units ...........................................           86,026            71,672          146,060          132,554
                                                              ==============    ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A14

                           FINANCIAL STATEMENTS OF THE
                       PRUDENTIAL DISCOVERY PREMIER GROUP
                            VARIABLE CONTRACT ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2003 and 2002

                                                                                                   SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            MFS
                                                                         EMERGING                               MFS
                                                                          GROWTH                                BOND
                                                                          SERIES                               SERIES
                                                              --------------------------------    --------------------------------
                                                                   2003              2002              2003              2002
                                                              --------------    --------------    --------------    --------------
OPERATIONS
Net investment income (loss) ..............................   $       (5,568)   $       (5,046)   $        3,142    $        1,767
     Capital gains distributions received .................                0                 0                 0                 0
     Realized gain (loss) on shares redeemed ..............          (44,216)          (61,277)             (218)              (36)
     Net change in unrealized gain (loss) on investments ..          204,733          (169,952)            2,846             1,908
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................          154,949          (236,275)            5,770             3,639
                                                              --------------    --------------    --------------    --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          141,025           198,085            56,893            35,134
     Withdrawals and transfers out ........................          (48,497)          (64,676)          (11,869)             (442)
     Annual account charges deducted from
       Participants' accumulation accounts ................             (155)                0               (52)                0
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .....................................           92,373           133,409            44,972            34,692
                                                              --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...................          247,322          (102,866)           50,742            38,331

NET ASSETS
     Beginning of year ....................................          497,680           600,546            55,358            17,027
                                                              --------------    --------------    --------------    --------------
     End of year ..........................................   $      745,002    $      497,680    $      106,100    $       55,358
                                                              ==============    ==============    ==============    ==============
   Beginning units ........................................           60,402            47,961             4,350             1,448
                                                              --------------    --------------    --------------    --------------
   Units issued ...........................................           12,561            19,278             4,211             2,940
   Units redeemed .........................................           (3,052)           (6,837)             (887)              (38)
                                                              --------------    --------------    --------------    --------------
   Ending units ...........................................           69,911            60,402             7,674             4,350
                                                              ==============    ==============    ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A15

                                                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MFS
                                                                            MFS                            GROWTH WITH
                                                                           GROWTH                             INCOME
                                                                           SERIES                             SERIES
                                                              --------------------------------    --------------------------------
                                                                   2003              2002              2003              2002
                                                              --------------    --------------    --------------    --------------
OPERATIONS
Net investment income (loss) ..............................   $         (554)   $         (274)   $            5    $           19
     Capital gains distributions received .................                0                 0                 0                 0
     Realized gain (loss) on shares redeemed ..............           (7,076)           (5,436)              (85)           (2,886)
     Net change in unrealized gain (loss) on investments ..           30,446           (11,751)            2,232              (759)
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................           22,816           (17,461)            2,152            (3,626)
                                                              --------------    --------------    --------------    --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................           76,984            47,747            13,172            16,112
     Withdrawals and transfers out ........................          (59,127)           (6,624)             (499)           (9,617)
     Annual account charges deducted from
       Participants' accumulation accounts ................              (15)               (9)              (30)                0
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .....................................           17,842            41,114            12,643             6,495
                                                              --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...................           40,658            23,653            14,795             2,869

NET ASSETS
     Beginning of year ....................................           69,299            45,646             5,401             2,532
                                                              --------------    --------------    --------------    --------------
     End of year ..........................................   $      109,957    $       69,299    $       20,196    $        5,401
                                                              ==============    ==============    ==============    ==============
   Beginning units ........................................           13,425             6,376               819               302
                                                              --------------    --------------    --------------    --------------
   Units issued ...........................................           13,732             8,227             1,777               626
   Units redeemed .........................................           (9,753)           (1,178)              (69)             (109)
                                                              --------------    --------------    --------------    --------------
   Ending units ...........................................           17,404            13,425             2,527               819
                                                              ==============    ==============    ==============    ==============

                                                                                    SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          CREDIT SUISSE
                                                                          MFS                               EMERGING
                                                                      TOTAL RETURN                           GROWTH
                                                                         SERIES                             PORTFOLIO
                                                              --------------------------------    --------------------------------
                                                                   2003              2002              2003              2002
                                                              --------------    --------------    --------------    --------------
OPERATIONS
Net investment income (loss) ..............................   $        2,459    $        1,359    $         (258)   $         (159)
     Capital gains distributions received .................                0             1,786                 0                 0
     Realized gain (loss) on shares redeemed ..............             (667)           (3,897)           (1,169)           (1,084)
     Net change in unrealized gain (loss) on investments ..           34,650            (8,037)           18,583            (8,552)
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................           36,442            (8,789)           17,156            (9,795)
                                                              --------------    --------------    --------------    --------------
CONTRACT OWNER TRANSACTIONS
     Purchase payments and transfers ......................          112,583           174,932            57,968            11,788
     Withdrawals and transfers out ........................          (51,349)          (41,659)           (5,892)           (2,172)
     Annual account charges deducted from
       Participants' accumulation accounts ................              (52)              (33)              (26)                0
                                                              --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .....................................           61,182           133,240            52,050             9,616
                                                              --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...................           97,624           124,451            69,206              (179)

NET ASSETS
     Beginning of year ....................................          200,406            75,955            29,671            29,850
                                                              --------------    --------------    --------------    --------------
     End of year ..........................................   $      298,030    $      200,406    $       98,877    $       29,671
                                                              ==============    ==============    ==============    ==============
   Beginning units ........................................           21,323             7,611             4,960             3,508
                                                              --------------    --------------    --------------    --------------
   Units issued ...........................................           11,227            18,159             7,383             1,768
   Units redeemed .........................................           (5,090)           (4,447)             (757)             (316)
                                                              --------------    --------------    --------------    --------------
   Ending units ...........................................           27,460            21,323            11,586             4,960
                                                              ==============    ==============    ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A16

                      NOTES TO FINANCIAL STATEMENTS OF THE
                       PRUDENTIAL DISCOVERY PREMIER GROUP
                            VARIABLE CONTRACT ACCOUNT
                                DECEMBER 31, 2003

NOTE 1:      GENERAL

             The Prudential Premier Group Variable Account (the "Discovery Account") was established on November 9, 1999 by the Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"), and commenced operations in June 2000 under the laws of the State of New Jersey. The assets of the Discovery Account are segregated from Prudential's other assets. Proceeds from the purchase of the Discovery Premier Group Annuity Contracts ("Contracts") are invested in the Discovery Account. The Discovery Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company.

             The Discovery Account is used in connection with the contracts sold to retirement plans that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 (the "Code"), as amended, and to annuity arrangements qualifying for federal tax benefits under section 403(c) of the Code. The Contracts are group annuity contracts and generally are issued to employers ("contractholders") who make contributions under them on behalf of their employees. A person for whom contributions have been made and to whom they remain credited under a Contract is a "Participant."

             The Discovery Account is comprised of 34 Subaccounts. The assets of each Subaccount are invested in either a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or one of the non-Prudential administered funds (collectively, the "portfolios") as follows:

                          THE PRUDENTIAL SERIES FUND, INC.

                          Money Market Portfolio
                          Diversified Bond Portfolio
                          Government Income Portfolio
                          Conservative Balanced Portfolio
                          Flexible Managed Portfolio
                          High Yield Bond Portfolio
                          Stock Index Portfolio
                          Value Portfolio
                          Equity Portfolio
                          Jennison Portfolio
                          Global Portfolio
                          Jennison 20/20 Focus Portfolio
                          Small Capitalization Stock Portfolio

                          AIM VARIABLE INSURANCE

                          AIM V.I. Premier Equity Fund
                          AIM V.I. Government Securities Fund
                          AIM V.I. International Equity Fund

                          ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

                          Premier Growth Portfolio
                          Growth and Income Portfolio
                          Quasar Portfolio

                          AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

                          VP Income and Growth Fund

                          DAVIS VARIABLE ACCOUNT FUND, INC.

                          Davis Value Portfolio

                                      A17

                          DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND

                          FRANKLIN TEMPLETON VARIABLE INSURANCE
                          PRODUCT TRUST (VIP)

                          Franklin Small Cap Fund
                          Templeton Foreign Securities Fund

                          INVESCO VARIABLE INVESTMENT FUNDS, INC.

                          INVESCO VIF, Dynamics Fund

                          JANUS ASPEN SERIES

                          Aggressive Growth Portfolio
                          Growth and Income Portfolio
                          Worldwide Growth Portfolio

                          MFS VARIABLE INSURANCE TRUST

                          Bond Series
                          Emerging Growth Series
                          Growth Series
                          Growth with Income Series
                          Total Return Series

                          CREDIT SUISSE TRUST (FORMERLY WARBURG PINCUS TRUST)

                          Emerging Growth Portfolio

             The Series Fund is a diversified open-end management investment company, and is managed by an affiliate of Prudential.

NOTE 2:      SIGNIFICANT ACCOUNTING POLICIES

             The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

             INVESTMENTS--The investments in shares of the portfolios are stated at the net asset value of the respective portfolio, which value their investment securities at fair market value.

             SECURITY TRANSACTIONS--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

             DISTRIBUTIONS RECEIVED--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the distribution date.

NOTE 3:      TAXES

             The Discovery Account is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                                      A18

NOTE 4:      PURCHASES AND SALES OF INVESTMENTS

             The aggregate costs of purchases and proceeds from sales of investments in the portfolios for the year ended December 31, 2003 were as follows:

                                                                          PURCHASES                SALES
                                                                        -------------          -------------
             Prudential Money Market Portfolio ...................       $   317,124           $  (199,765)
             Prudential Diversified Bond Portfolio ...............       $   154,754           $   (53,584)
             Prudential Equity Portfolio .........................       $   242,970           $   (45,290)
             Prudential Flexible Managed Portfolio ...............       $   125,557           $   (26,991)
             Prudential Conservative Balanced Portfolio ..........       $   136,110           $   (35,637)
             Prudential High Yield Bond Portfolio ................       $   121,580           $    (4,931)
             Prudential Stock Index Portfolio ....................       $   607,963           $  (102,431)
             Prudential Value Portfolio ..........................       $   188,033           $   (75,335)
             Pudential Global Portfolio ..........................       $    66,547           $   (18,317)
             Prudential Government Income Portfolio ..............       $   426,233           $  (309,274)
             Prudential Small Capitalization Stock Portfolio .....       $   416,749           $   (65,465)
             Prudential Jennison Portfolio .......................       $   534,189           $  (147,332)
             Prudential Jennison 20/20 Focus Portfolio ...........       $     2,484           $       (73)
             AIM V.I. Premier Equity Fund ........................       $   213,489           $  (111,618)
             AIM V.I. Government Securities Fund .................       $    65,145           $   (97,264)
             AIM V.I. International Equity Fund ..................       $     8,491           $    (1,944)
             Alliance Growth & Income Portfolio ..................       $   468,846           $  (184,486)
             Alliance Premier Growth Portfolio ...................       $   448,516           $  (157,658)
             Alliance Quasar Portfolio ...........................       $    12,864           $       (51)
             American Century VP Income & Growth Fund ............       $   110,672           $   (43,093)
             Davis Value Portfolio ...............................       $    68,990           $   (75,089)
             Dreyfus Socially Responsible Growth Fund ............       $       105           $         0
             Franklin Small Cap Fund .............................       $   595,901           $  (109,411)
             Templeton Foreign Securities Fund ...................       $    88,203           $    (4,589)
             INVESCO VIF Dynamics Fund ...........................       $   110,422           $   (52,078)
             Janus Aggressive Growth Portfolio ...................       $   223,352           $  (113,010)
             Janus Growth & Income Portfolio .....................       $   107,449           $   (11,961)
             Janus Worldwide Growth Portfolio ....................       $   120,630           $   (53,004)
             MFS Emerging Growth Series ..........................       $   112,611           $   (25,807)
             MFS Bond Series .....................................       $    56,489           $   (11,927)
             MFS Growth Series ...................................       $    75,456           $   (58,134)
             MFS Growth With Income Series .......................       $    13,166           $      (534)
             MFS Total Return Series .............................       $   110,227           $   (50,273)
             Credit Suisse Emerging Growth Portfolio .............       $    53,771           $    (1,939)

NOTE 5:      RELATED PARTY TRANSACTIONS

             Prudential and its affiliates perform various services on behalf of the mutual fund companies that administer the Series Fund and the other mutual funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

             The Series Fund has a management agreement with Prudential Investment LLC ("PI"), an indirect, wholly-owned subsidiary of Prudential. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors' performance of such services. PI has entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

                                      A19

             The Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund.

             PI has agreed to reimburse certain portfolios of the Series Fund the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

             Prudential Mutual Fund Services LLC ("PMFS"), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, services as the Series Fund's transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to nonaffiliates.

NOTE 6:      FINANCIAL HIGHLIGHTS

             The Contracts have unique combinations of features and fees that are charged against the assets in each subaccount. Differences in the fee structure result in a variety of unit values, expense ratios and total returns.

             The following table was developed by determining which products offered by Prudential have the lowest and highest expense ratio. Only contract designs within the Account that had units outstanding throughout the period ended, were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges as contract holders may not have selected all available options.

                                                 AT YEAR ENDED                              FOR THE YEAR ENDED
                                    --------------------------------------- --------------------------------------------------
                                     UNITS      UNIT VALUE      NET ASSETS    INVESTMENT    EXPENSE RATIO**   TOTAL RETURN***
                                    (000S)    LOWEST--HIGHEST      (000S)     INCOME RATIO* LOWEST--HIGHEST   LOWEST--HIGHEST
                                    ------    ---------------   ----------   ------------   ---------------   ---------------
                                                          PRUDENTIAL MONEY MARKET PORTFOLIO
                                  -------------------------------------------------------------------------------------------
December 31, 2003 ..............       11     $12.34 to $12.45     $142          0.83%      0.50% to 0.75%    0.08% to 0.40%
December 31, 2002 ..............        2     $12.33 to $12.40      $25          1.51%      0.50% to 0.75%    0.82% to 0.98%
December 31, 2001 ..............        4     $12.23 to $12.28     $ 51          4.46%      0.50% to 0.75%    3.29% to 3.54%
                                                         PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                                  -------------------------------------------------------------------------------------------
December 31, 2003 ..............       54     $14.13 to $14.26     $773          4.02%      0.50% to 0.75%    6.64% to 6.98%
December 31, 2002 ..............       47     $13.25 to $13.33     $623         11.09%      0.50% to 0.75%    6.26% to 6.55%
December 31, 2001 ..............       39     $12.47 to $12.51     $486          6.08%      0.50% to 0.75%    6.22% to 6.38%
                                                              PRUDENTIAL EQUITY PORTFOLIO
                                  -------------------------------------------------------------------------------------------
December 31, 2003 ..............      187     $11.41 to $11.51   $2,156          0.58%      0.50% to 0.75%   30.70% to  31.09%
December 31, 2002 ..............      167      $8.73 to $8.78    $1,468          0.46%      0.50% to 0.75%  -22.88% to -22.78%
December 31, 2001 ..............      156     $11.32 to $11.37   $1,769          0.40%      0.50% to 0.75%  -11.91% to -11.59%
                                                         PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                                  -------------------------------------------------------------------------------------------
December 31, 2003 ..............       83     $11.64 to $11.74    $ 975          1.64%      0.50% to 0.75%   22.91% to  23.19%
December 31, 2002 ..............       73      $9.47 to  $9.53    $ 699          2.47%      0.50% to 0.75%  -13.24% to -13.21%
December 31, 2001 ..............       63     $10.95 to $10.98    $ 692          3.13%      0.50% to 0.65%   -6.33% to  -6.15%
                                                      PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                                  -------------------------------------------------------------------------------------------
December 31, 2003 ..............       56     $12.32 to $12.43    $ 693          2.29%      0.50% to 0.75%   17.89% to 18.27%
December 31, 2002 ..............       47     $10.45 to $10.51    $ 493          0.00%      0.50% to 0.75%   -9.59% to -9.47%
December 31, 2001 ..............       32     $11.58 to $11.61    $ 377          1.38%      0.50% to 0.65%   -2.69% to -2.52%
                                                         PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                                  -------------------------------------------------------------------------------------------
December 31, 2003 ..............       19     $12.04 to $12.14     $230          9.29%      0.50% to 0.75%   24.12% to 24.39%
December 31, 2002 ..............        9      $9.72 to  $9.76      $85         14.22%      0.50% to 0.75%    0.83% to  0.83%
December 31, 2001 ..............        0      $9.63 to  $9.64       $3         20.79%      0.65% to 0.75%   -1.13% to -1.13%
                                                           PRUDENTIAL STOCK INDEX PORTFOLIO
                                  -------------------------------------------------------------------------------------------
December 31, 2003 ..............      281     $12.41 to $12.52  $3,519           1.17%      0.50% to 0.75%   27.15% to 27.49%
December 31, 2002 ..............      234      $9.76 to  $9.82  $2,293           0.96%      0.50% to 0.75%  -22.78% to -22.56%
December 31, 2001 ..............      185     $12.64 to $12.68  $2,340           0.61%      0.50% to 0.75%  -12.65% to -12.49%
                                                               PRUDENTIAL VALUE PORTFOLIO
                                  -------------------------------------------------------------------------------------------
December 31, 2003 ..............      123     $11.37 to $11.48   $1,403          1.59%      0.50% to 0.75%   27.04% to 27.41%
December 31, 2002 ..............      110      $8.95 to  $9.01     $986          1.61%      0.50% to 0.75%  -22.51% to -22.33%
December 31, 2001 ..............       62     $11.55 to $11.60     $723          1.26%      0.50% to 0.75%    2.21% to 2.21%

                                      A20

                                                     AT YEAR ENDED                              FOR THE YEAR ENDED
                                        --------------------------------------- --------------------------------------------------
                                         UNITS      UNIT VALUE      NET ASSETS    INVESTMENT    EXPENSE RATIO**   TOTAL RETURN***
                                        (000S)    LOWEST--HIGHEST      (000S)     INCOME RATIO* LOWEST--HIGHEST   LOWEST--HIGHEST
                                        ------    ---------------   ----------   ------------   ---------------   ---------------
                                                                  PUDENTIAL GLOBAL PORTFOLIO
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............           37     $11.03 to $11.13     $409          0.37%      0.50% to 0.75%   33.05% to 33.45%
December 31, 2002 ..............           32      $8.29 to $8.34      $264          0.62%      0.50% to 0.75%  -25.65% to -25.54%
December 31, 2001 ..............           28     $11.15 to $11.20     $311          0.37%      0.50% to 0.75%  -18.32% to -18.01%
                                                            PRUDENTIAL GOVERNMENT INCOME PORTFOLIO
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............           57     $14.91 to $15.04     $857          3.66%      0.50% to 0.75%    1.71% to 1.97%
December 31, 2002 ..............           49     $14.66 to $14.75     $722          7.91%      0.50% to 0.75%   11.29% to 11.49%
December 31, 2001 ..............           25     $13.20 to $13.23     $329          5.84%      0.50% to 0.65%    7.40% to 7.47%
                                                        PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............          159     $13.45 to $13.58   $2,151          1.06%      0.50% to 0.75%   37.24% to 37.45%
December 31, 2002 ..............          126      $9.80 to $9.88    $1,246          1.02%      0.50% to 0.75%  -15.59% to -15.27%
December 31, 2001 ..............           13     $11.61 to $11.66     $156          0.92%      0.50% to 0.75%    1.84% to 1.84%
                                                                 PRUDENTIAL JENNISON PORTFOLIO
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............          324     $11.44 to $11.54   $3,729          0.29%      0.50% to 0.75%   29.27% to 29.52%
December 31, 2002 ..............          283      $8.85 to $8.91    $2,516          0.25%      0.50% to 0.75%  -31.50% to -31.25%
December 31, 2001 ..............          195     $12.92 to $12.96   $2,531          0.71%      0.50% to 0.75%  -18.84% to -18.70%
                                                           PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............            2      $9.99 to $9.99       $17          0.20%      0.65% to 0.65%   28.57% to 28.57%
December 31, 2002 ..............            1      $7.77 to $7.77       $11          0.02%      0.65% to 0.65%  -22.76% to -22.76%
December 31, 2001 ..............            0     $10.06 to $10.06       $1          0.58%      0.65% to 0.65%   -3.55% to -3.55%
                                                                 AIM V.I. PREMIER EQUITY FUND
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............          109     $10.82 to $10.91   $1,183          0.34%      0.50% to 0.75%   24.23% to 24.40%
December 31, 2002 ..............           97      $8.71 to $8.77      $852          0.03%      0.50% to 0.75%  -30.82% to -30.62%
December 31, 2001 ..............           89     $12.59 to $12.64   $1,119          1.38%      0.50% to 0.75%  -13.17% to -12.95%
                                                              AIM V.I. GOVERNMENT SECURITIES FUND
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............            3     $12.92 to $13.04      $43          1.26%      0.50% to 0.75%    0.31% to 0.62%
December 31, 2002 ..............            6     $12.88 to $12.96      $76          6.87%      0.65% to 0.75%   13.35% to 13.35%
December 31, 2001 ..............            0     $11.39 to $11.39       $0         10.20%      0.65% to 0.65%   -0.09% to -0.09%
                                                              AIM V.I. INTERNATIONAL EQUITY FUND
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............            3      $6.97 to $6.99       $24          0.64%      0.65% to 0.75%   28.13% to 28.26%
December 31, 2002 ..............            2      $5.45 to $5.45       $13          0.79%      0.65% to 0.65%  -16.28% to -16.28%
December 31, 2001 ..............            0      $6.51 to $6.51        $0          0.00%      0.65% to 0.65%    1.56% to 1.56%
                                                              ALLIANCE GROWTH & INCOME PORTFOLIO
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............          244     $10.56 to $10.65   $2,586          1.02%      0.50% to 0.75%   31.48% to 31.68%
December 31, 2002 ..............          210      $8.03 to $8.10    $1,698          0.64%      0.50% to 0.75%  -22.64% to -22.26%
December 31, 2001 ..............          111     $10.38 to $10.42   $1,153          0.18%      0.50% to 0.75%   -4.86% to -4.86%
                                                               ALLIANCE PREMIER GROWTH PORTFOLIO
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............          594      $5.86 to $5.91    $3,501          0.00%      0.50% to 0.75%   22.76% to 22.87%
December 31, 2002 ..............          534      $4.77 to $4.81    $2,562          0.00%      0.50% to 0.75%  -31.27% to -30.89%
December 31, 2001 ..............          359      $6.94 to $6.96    $2,501          0.00%      0.50% to 0.75%  -17.77% to -17.77%
                                                                   ALLIANCE QUASAR PORTFOLIO
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............            3      $8.90 to $8.98     $23            0.00%      0.50% to 0.75%   47.84% to  48.18%
December 31, 2002 ..............            1      $6.04 to $6.04      $6            0.00%      0.65% to 0.65%  -32.21% to -32.21%
December 31, 2001 ..............            1      $8.91 to $8.91      $7            0.00%      0.65% to 0.65%   -0.22% to  -0.22%
                                                           AMERICAN CENTURY VP INCOME & GROWTH FUND
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............           41      $8.69 to $8.77      $357          1.04%      0.50% to 0.75%   28.36% to 28.78%
December 31, 2002 ..............           32      $6.77 to $6.81      $216          0.98%      0.50% to 0.75%  -19.98% to -19.79%
December 31, 2001 ..............           23      $8.46 to $8.49      $197          0.51%      0.50% to 0.75%    -9.03% to -9.03%
                                                                     DAVIS VALUE PORTFOLIO
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............           50      $9.67 to $9.76      $483          0.71%      0.50% to 0.75%    28.76% to 29.10%
December 31, 2002 ..............           49      $7.51 to $7.56      $371          0.85%      0.50% to 0.75%  -16.92% to -16.65%
December 31, 2001 ..............           13      $9.04 to $9.07      $120          1.80%      0.50% to 0.75%    -2.58% to -2.58%
                                                           DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
                                  -----------------------------------------------------------------------------------------------
December 31, 2003 ..............            0      $6.21 to $6.21        $0          0.00%      0.65% to 0.65%   25.45% to 25.45%
December 31, 2002 ..............            0      $4.95 to $4.95        $0          0.03%      0.65% to 0.65%  -29.49% to -29.49%
December 31, 2001 ..............            1      $7.02 to $7.02        $4          0.60%      0.65% to 0.65%  -19.78% to -19.78%

                                      A21

                                                    AT YEAR ENDED                              FOR THE YEAR ENDED
                                       --------------------------------------- --------------------------------------------------
                                        UNITS      UNIT VALUE      NET ASSETS    INVESTMENT    EXPENSE RATIO**   TOTAL RETURN***
                                       (000S)    LOWEST--HIGHEST      (000S)     INCOME RATIO* LOWEST--HIGHEST   LOWEST--HIGHEST
                                       ------    ---------------   ----------   ------------   ---------------   ---------------
                                                                   FRANKLIN SMALL CAP FUND
                                  ----------------------------------------------------------------------------------------------
December 31, 2003 ..............         574      $7.39 to $7.46    $4,270          0.00%      0.50% to 0.75%   36.60% to 36.88%
December 31, 2002 ..............         493      $5.41 to $5.45    $2,680          0.45%      0.50% to 0.75%  -29.10% to -28.85%
December 31, 2001 ..............         284      $7.63 to $7.66    $2,175          0.30%      0.50% to 0.75%  -16.02% to -15.45%

                                                              TEMPLETON FOREIGN SECURITIES FUND
                                  ----------------------------------------------------------------------------------------------
December 31, 2003 ..............          21      $9.08 to $9.16      $194          1.55%      0.50% to 0.75%   31.59% to 31.80%
December 31, 2002 ..............          11      $6.90 to $6.95       $78          1.25%      0.50% to 0.75%  -19.01% to -18.81%
December 31, 2001 ..............           1      $8.52 to $8.56        $7          1.76%      0.50% to 0.75%  -16.29% to -16.08%

                                                                  INVESCO VIF DYNAMICS FUND
                                  ----------------------------------------------------------------------------------------------
December 31, 2003 ..............         123      $6.16 to $6.21      $760          0.00%      0.50% to 0.75%   36.89% to 37.09%
December 31, 2002 ..............         110      $4.50 to $4.53      $498          0.00%      0.50% to 0.75%  -32.43% to -32.29%
December 31, 2001 ..............          64      $6.66 to $6.69      $427          0.00%      0.50% to 0.75%  -31.69% to -31.69%

                                                              JANUS AGGRESSIVE GROWTH PORTFOLIO
                                  ----------------------------------------------------------------------------------------------
December 31, 2003 ..............         305      $4.56 to $4.60    $1,398          0.00%      0.50% to 0.75%   34.02% to 34.50%
December 31, 2002 ..............         275      $3.40 to $3.42      $938          0.00%      0.50% to 0.75%  -28.42% to -28.30%
December 31, 2001 ..............         444      $4.75 to $4.77    $2,115          0.54%      0.50% to 0.75%  -39.87% to -39.70%

                                                               JANUS GROWTH & INCOME PORTFOLIO
                                  ----------------------------------------------------------------------------------------------
December 31, 2003 ..............          86      $7.60 to $7.67      $657          1.01%      0.50% to 0.75%   22.78% to 23.11%
December 31, 2002 ..............          72      $6.19 to $6.23      $445          0.96%      0.50% to 0.75%  -22.14% to -21.93%
December 31, 2001 ..............          50      $7.95 to $7.98      $396          1.49%      0.50% to 0.75%  -14.05% to -13.82%

                                                              JANUS WORLDWIDE GROWTH PORTFOLIO
                                  ----------------------------------------------------------------------------------------------
December 31, 2003 ..............         146      $6.09 to $6.14      $895          1.10%      0.50% to 0.75%   23.03% to 23.29%
December 31, 2002 ..............         133      $4.95 to $4.98      $659          1.00%      0.50% to 0.75%  -26.01% to -25.89%
December 31, 2001 ..............         102      $6.69 to $6.72      $687          0.66%      0.50% to 0.75%  -23.01% to -22.85%

                                                                 MFS EMERGING GROWTH SERIES
                                  ----------------------------------------------------------------------------------------------
December 31, 2003 ..............          70     $10.64 to $10.73     $745          0.00%      0.50% to 0.75%   29.28% to 29.59%
December 31, 2002 ..............          60      $8.23 to $8.28      $498          0.00%      0.50% to 0.75%  -34.27% to -34.13%
December 31, 2001 ..............          48     $12.52 to $12.57     $601          0.00%      0.50% to 0.75%  -33.97% to -33.81%

                                                                       MFS BOND SERIES
                                  ----------------------------------------------------------------------------------------------
December 31, 2003 ..............           8     $13.78 to $13.83     $106          4.60%      0.65% to 0.75%    8.50% to 8.64%
December 31, 2002 ..............           4     $12.70 to $12.73      $55          5.35%      0.65% to 0.75%    8.25% to 8.25%
December 31, 2001 ..............           1     $11.76 to $11.76      $17          0.31%      0.65% to 0.75%    0.26% to 0.26%

                                                                      MFS GROWTH SERIES
                                  ----------------------------------------------------------------------------------------------
December 31, 2003 ..............          17      $6.29 to $6.32      $110          0.00%      0.50% to 0.65%   22.37% to 22.48%
December 31, 2002 ..............          13      $5.14 to $5.16       $69          0.00%      0.50% to 0.65%  -28.11% to -27.93%
December 31, 2001 ..............           6      $7.15 to $9.48       $46          0.09%      0.50% to 0.65%  -24.55% to -24.55%

                                                                MFS GROWTH WITH INCOME SERIES
                                  ----------------------------------------------------------------------------------------------
December 31, 2003 ..............           3      $7.97 to $8.05       $20          0.54%      0.50% to 0.75%   21.12% to 21.60%
December 31, 2002 ..............           1      $6.58 to $6.59        $5          0.75%      0.65% to 0.75%  -21.55% to -21.55%
December 31, 2001 ..............           0      $8.40 to $8.40        $3          0.09%      0.65% to 0.65%   -9.48% to -9.48%

                                                                   MFS TOTAL RETURN SERIES
                                  ----------------------------------------------------------------------------------------------
December 31, 2003 ..............          27     $10.81 to $10.90     $298          1.60%      0.50% to 0.75%   15.49% to 15.71%
December 31, 2002 ..............          21      $9.36 to $9.42      $200          1.47%      0.50% to 0.75%   -5.84% to -5.61%
December 31, 2001 ..............           8      $9.94 to $9.98       $76          0.02%      0.50% to 0.75%   -2.36% to -2.36%

                                                           CREDIT SUISSE EMERGING GROWTH PORTFOLIO
                                  ----------------------------------------------------------------------------------------------
December 31, 2003 ..............          12      $8.48 to $8.55       $99          0.00%      0.50% to 0.75%   42.52% to 42.74%
December 31, 2002 ..............           5      $5.95 to $5.99       $30          0.00%      0.50% to 0.75%  -29.92% to -29.69%
December 31, 2001 ..............           4      $8.49 to $8.52       $30          0.00%      0.50% to 0.75%  -16.80% to -16.80%

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality, expense and, administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the year ended December 31, 2003, 2002 and 2001 or from the initial date units were issued in the subaccount, through the end of the reporting period. Dates represent the date of initial issuance of units of that investment option.

                                      A22

CHARGES AND EXPENSES

             A daily charge at a maximum effective annual rate of 0.75% of the average assets in each Subaccount of the Discovery Account is paid to Prudential for administrative expenses. Prudential may reduce this fee under Contracts, as to which due to economies of scale or other factors, administrative costs are reduced. A daily charge at an effective annual rate of 0.15% of the average assets in each Subaccount of the Discovery Account is paid to Prudential for assuming mortality and expense risks under the Contracts. The daily charge is assessed through a redemption in units.

(PAYABLE TO)/RECEIVABLE FROM THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

             At times, Prudential may owe an amount to or expect to receive an amount from the Account primarily related to processing contract holder payments, surrenders, withdrawals and death benefits. This amount is reflected in the Account's Statements of Net Assets as either a receivable from or payable to Prudential. The receivable or payable does not have an effect on the contract holder's account or the related unit value.

WITHDRAWAL CHARGE

             A withdrawal charge is imposed upon the withdrawal of certain purchase payments to compensate Prudential for sales and other marketing expenses. The maximum withdrawal charge is 5% on contributions withdrawn during the first year of participation. The withdrawal charge declines by 1% in each subsequent year until it is 0% after the fifth year. No withdrawal charge is imposed upon contributions withdrawn for any reason after five years of participation in a program. In addition, no withdrawal charge is imposed upon contributions withdrawn to purchase an annuity under a Contract, to provide a death benefit, pursuant to a systematic withdrawal plan, to provide a minimum distribution payment on contributions received from a roll-over, or in cases of financial hardship or disability retirement as determined pursuant to provisions of the employer's retirement arrangement. Further, for all plans other than IRAs, no withdrawal charge is imposed upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contractholder. This charge is assessed through the redemption of units.

                                      A23

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of
The Prudential Discovery Premier Group Variable Contract Account and the Board of Directors of The Prudential Insurance Company of America

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of The Prudential Discovery Premier Group Variable Contract Account at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of The Prudential Insurance Company of America; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2003 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 26, 2004
                                      A24

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Consolidated Statements of Financial Position
December 31, 2003 and 2002 (in millions)
--------------------------------------------------------------------------------

                                                                                       2003       2002
                                                                                     --------   --------
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost:
   2003--$91,015; 2002--$89,693) .................................................   $ 98,225   $ 96,066
Trading account assets, at fair value ............................................        787        896
Equity securities, available for sale, at fair value (cost:
   2003--$1,816; 2002--$1,736) ...................................................      2,378      1,740
Commercial loans .................................................................     15,659     15,420
Policy loans .....................................................................      7,207      8,094
Other long-term investments ......................................................      3,216      3,451
Short-term investments ...........................................................      6,290      4,736
                                                                                     --------   --------
   Total investments .............................................................    133,762    130,403

Cash and cash equivalents ........................................................      5,432      5,793
Accrued investment income ........................................................      1,499      1,481
Deferred policy acquisition costs ................................................      4,933      4,741
Other assets .....................................................................      5,997      6,168
Due from parent and affiliates ...................................................      5,096      4,523
Separate account assets ..........................................................     80,214     70,057
                                                                                     --------   --------
   TOTAL ASSETS ..................................................................   $236,933   $223,166
                                                                                     ========   ========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits ...........................................................   $ 67,573   $ 66,493
Policyholders' account balances ..................................................     38,886     36,682
Unpaid claims and claim adjustment expenses ......................................      1,620      1,560
Policyholders' dividends .........................................................      3,769      2,918
Securities sold under agreements to repurchase ...................................      8,074      8,975
Cash collateral for loaned securities ............................................      5,358      6,090
Income taxes payable .............................................................      2,474      2,037
Short-term debt ..................................................................      3,578      1,933
Long-term debt ...................................................................      1,656      2,091
Other liabilities ................................................................      5,081      7,455
Due to parent and affiliates .....................................................        704        250
Separate account liabilities .....................................................     80,214     70,057
                                                                                     --------   --------
   Total liabilities .............................................................    218,987    206,541
                                                                                     --------   --------

COMMITMENTS AND CONTINGENCIES (See Note 18)

STOCKHOLDER'S EQUITY
Common Stock ($5.00 par value; 500,000 shares authorized, issued and outstanding
   at December 31, 2003 and 2002) ................................................          2          2
Additional paid-in capital .......................................................     14,576     14,583
Deferred compensation ............................................................        (16)        --
Accumulated other comprehensive income ...........................................      2,265      2,097
Retained earnings (deficit) ......................................................      1,119        (57)
                                                                                     --------   --------
   Total stockholder's equity ....................................................     17,946     16,625
                                                                                     --------   --------
   TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY ....................................   $236,933   $223,166
                                                                                     ========   ========

                 See Notes to Consolidated Financial Statements

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Consolidated Statements of Operations
Years Ended December 31, 2003, 2002 and 2001 (in millions)
--------------------------------------------------------------------------------

                                                                    2003      2002      2001
                                                                  -------   -------   -------
REVENUES
Premiums ......................................................   $ 7,170   $ 7,243   $12,253
Policy charges and fee income .................................     1,533     1,577     2,027
Net investment income .........................................     7,521     7,624     9,152
Realized investment gains (losses), net .......................       480    (1,166)     (675)
Commissions and other income ..................................       634       625     4,405
                                                                  -------   -------   -------
   Total revenues .............................................    17,338    15,903    27,162
                                                                  -------   -------   -------
BENEFITS AND EXPENSES
Policyholders' benefits .......................................     8,794     8,809    12,752
Interest credited to policyholders' account balances ..........     1,717     1,749     1,804
Dividends to policyholders ....................................     2,474     2,525     2,722
General and administrative expenses ...........................     2,757     2,818     9,488
Demutualization costs and expenses ............................        --        --       588
                                                                  -------   -------   -------
   Total benefits and expenses ................................    15,742    15,901    27,354
                                                                  -------   -------   -------

INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES ..     1,596         2      (192)
                                                                  -------   -------   -------
Income taxes:
   Current ....................................................       396       253      (914)
   Deferred ...................................................        31      (243)      863
                                                                  -------   -------   -------
      Total income tax expense (benefit) ......................       427        10       (51)
                                                                  -------   -------   -------
INCOME (LOSS) FROM CONTINUING OPERATIONS ......................     1,169        (8)     (141)
                                                                  -------   -------   -------
DISCONTINUED OPERATIONS
Income (loss) from discontinued operations, net of taxes ......         7         8        (6)
                                                                  -------   -------   -------
NET INCOME (LOSS) .............................................   $ 1,176   $    --   $  (147)
                                                                  =======   =======   =======

                 See Notes to Consolidated Financial Statements

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2003, 2002 and 2001 (in millions)
--------------------------------------------------------------------------------

                                                  Additional    Retained
                                         Common     Paid-in     Earnings     Deferred
                                          Stock     Capital    (Deficit)   Compensation
                                         ------   ----------   ---------   ------------
Balance, December 31, 2000............     $--      $    --     $ 20,374       $ --
Demutualization reclassification
   of retained earnings...............      --       13,666      (13,666)        --
Destacking dividend to parent.........      --           --       (5,384)        --
Policy credits issued and cash
   payments to be made to eligible
   policyholders......................      --           --       (1,129)        --
Capital contribution from parent......      --        1,050           --         --
Comprehensive income:
   Net loss before date of
      demutualization.................      --           --         (195)        --
   Net income after date of
      demutualization.................      --           --           48         --
   Other comprehensive income,
      net of tax:
      Change in foreign currency
         translation adjustments......      --           --           --         --
      Change in net unrealized
         investment gains.............      --           --           --         --
      Additional pension liability
         adjustment...................      --           --           --         --

   Other comprehensive income.........

Total comprehensive income............
                                           ---      -------     --------       ----
Balance, December 31, 2001............      --       14,716           48         --
Adjustment to destacking dividend.....      --          (20)          --         --
Dividend to parent....................      --         (123)        (105)        --
Adjustments to policy credits
   issued and cash payments to
   eligible policyholders.............      --           10           --         --
Capital contribution from parent......       2           --           --         --
Comprehensive income:
   Net income.........................      --           --           --         --
   Other comprehensive income,
      net of tax:
      Change in foreign currency
         translation adjustments......      --           --           --         --
      Change in net unrealized
         investment gains.............      --           --           --         --
      Additional pension liability
         adjustment...................      --           --           --         --

   Other comprehensive income.........

Total comprehensive income............
                                           ---      -------     --------       ----
Balance, December 31, 2002............       2       14,583          (57)        --
Adjustments to policy credits
   issued and cash payments to
   eligible policyholders.............      --            4           --         --
Capital contribution from parent......      --           19           --         --
Purchase of fixed maturities from an
   affiliate..........................      --          (29)          --         --
Long-term stock-based
   compensation program...............      --           (1)          --        (16)
Comprehensive income:
   Net income.........................      --           --        1,176         --
   Other comprehensive income,
      net of tax:
      Change in foreign currency
         translation adjustments......      --           --           --         --
      Change in net unrealized
         investment gains.............      --           --           --         --
      Additional pension liability
         adjustment...................      --           --           --         --

   Other comprehensive income.........

Total comprehensive income............
                                           ---      -------     --------       ----
Balance, December 31, 2003............     $ 2      $14,576     $  1,119       $(16)
                                           ===      =======     ========       ====

                                                     Accumulated Other Comprehensive Income (Loss)
                                         ---------------------------------------------------------------------
                                                          Net                        Total
                                           Foreign     Unrealized                 Accumulated
                                           Currency    Investment     Pension        Other           Total
                                         Translation      Gains      Liability   Comprehensive   Stockholder's
                                         Adjustments    (Losses)    Adjustment   Income (Loss)      Equity
                                         -----------   ----------   ----------   -------------   -------------
Balance, December 31, 2000............      $(107)       $  359        $(18)         $  234         $20,608
Demutualization reclassification
   of retained earnings...............         --            --          --              --              --
Destacking dividend to parent.........        220          (103)         16             133          (5,251)
Policy credits issued and cash
   payments to be made to eligible
   policyholders......................         --            --          --              --          (1,129)
Capital contribution from parent......         --            --          --              --           1,050
Comprehensive income:
   Net loss before date of
      demutualization.................         --            --          --              --            (195)
   Net income after date of
      demutualization.................         --            --          --              --              48
   Other comprehensive income,
      net of tax:
      Change in foreign currency
         translation adjustments......       (142)           --          --            (142)           (142)
      Change in net unrealized
         investment gains.............         --           903          --             903             903
      Additional pension liability
         adjustment...................         --            --         (29)            (29)            (29)
                                                                                                    -------
   Other comprehensive income.........                                                                  732
                                                                                                    -------
Total comprehensive income............                                                                  585
                                            -----        ------        ----          ------         -------
Balance, December 31, 2001............        (29)        1,159         (31)          1,099          15,863
Adjustment to destacking dividend.....         --            --          --              --             (20)
Dividend to parent....................         --            --          --              --            (228)
Adjustments to policy credits
   issued and cash payments to
   eligible policyholders.............         --            --          --              --              10
Capital contribution from parent......         --            --          --              --               2
Comprehensive income:
   Net income.........................         --            --          --              --              --
   Other comprehensive income,
      net of tax:
      Change in foreign currency
         translation adjustments......         36            --          --              36              36
      Change in net unrealized
         investment gains.............         --           964          --             964             964
      Additional pension liability
         adjustment...................         --            --          (2)             (2)             (2)
                                                                                                    -------
   Other comprehensive income.........                                                                  998
                                                                                                    -------
Total comprehensive income............                                                                  998
                                            -----        ------        ----          ------         -------
Balance, December 31, 2002............          7         2,123         (33)          2,097          16,625
Adjustments to policy credits
   issued and cash payments to
   eligible policyholders.............         --            --          --              --               4
Capital contribution from parent......         --            --          --              --              19
Purchase of fixed maturities from an
   affiliate..........................         --            29          --              29              --
Long-term stock-based
   compensation program...............         --            --          --              --             (17)
Comprehensive income:
   Net income.........................         --            --          --              --           1,176
   Other comprehensive income,
      net of tax:
      Change in foreign currency
         translation adjustments......         45            --          --              45              45
      Change in net unrealized
         investment gains.............         --           130          --             130             130
      Additional pension liability
         adjustment...................         --            --         (36)            (36)            (36)
                                                                                                    -------
   Other comprehensive income.........                                                                  139
                                                                                                    -------
Total comprehensive income............                                                                1,315
                                            -----        ------        ----          ------         -------
Balance, December 31, 2003............      $  52        $2,282        $(69)         $2,265         $17,946
                                            =====        ======        ====          ======         =======

                 See Notes to Consolidated Financial Statements

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Consolidated Statements of Cash Flows
Years Ended December 31, 2003, 2002 and 2001 (in millions)
--------------------------------------------------------------------------------

                                                                                              2003       2002       2001
                                                                                            --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) .......................................................................   $  1,176   $     --   $   (147)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Realized investment (gains) losses, net ..............................................       (480)     1,166        675
   Policy charges and fee income ........................................................       (399)      (396)      (482)
   Interest credited to policyholders' account balances .................................      1,717      1,749      1,804
   Depreciation and amortization, including premiums and discounts ......................        153        131        433
   Change in:
      Deferred policy acquisition costs .................................................        (86)       186       (259)
      Future policy benefits and other insurance liabilities ............................        661      1,272        933
      Trading account assets ............................................................        109        (14)     2,268
      Income taxes payable ..............................................................        423        181     (1,308)
      Broker-dealer related receivables/payables ........................................         --         --      4,538
      Securities purchased under agreements to resell ...................................         --         98        974
      Cash collateral for borrowed securities ...........................................         --         --     (1,407)
      Cash collateral for loaned securities .............................................       (732)     1,282     (1,571)
      Securities sold but not yet purchased .............................................         --        (96)    (2,168)
      Securities sold under agreements to repurchase ....................................       (901)     2,845     (2,625)
      Due to/from parent and affiliates .................................................        198       (295)       (74)
      Other, net ........................................................................     (2,235)       309      3,707
                                                                                            --------   --------   --------
         Cash flows from (used in) operating activities .................................       (396)     8,418      5,291
                                                                                            --------   --------   --------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale .................................................     40,612     51,022     98,150
   Fixed maturities, held to maturity ...................................................         --         --        139
   Equity securities, available for sale ................................................        496      1,228      5,503
   Commercial loans .....................................................................      1,945      1,692      5,459
   Other long-term investments ..........................................................        811        677        798
Payments for the purchase of:
   Fixed maturities, available for sale .................................................    (41,079)   (58,141)   (97,511)
   Fixed maturities, held to maturity ...................................................         --         --        (56)
   Equity securities, available for sale ................................................       (588)    (2,012)    (2,557)
   Commercial loans .....................................................................     (1,973)    (2,122)    (1,558)
   Other long-term investments ..........................................................       (251)      (692)    (1,328)
Cash acquired from the acquisition of subsidiary ........................................         --         --      5,912
Short-term investments ..................................................................     (1,557)      (676)       179
Due to/from parent and affiliates .......................................................       (516)     1,344     (5,248)
                                                                                            --------   --------   --------
         Cash flows from (used in) investing activities .................................     (2,100)    (7,680)     7,882
                                                                                            --------   --------   --------

CASH FLOWS FROM FINANCING ACTIVITIES
Policyholders' account deposits .........................................................      8,563      7,868      6,771
Policyholders' account withdrawals ......................................................     (7,692)    (6,068)    (9,014)
Net increase (decrease) in short-term debt ..............................................      1,570     (2,136)    (6,098)
Proceeds from the issuance of long-term debt ............................................         --         --      1,464
Repayments of long-term debt ............................................................       (301)      (470)      (720)
Cash payments to eligible policyholders .................................................         (5)      (500)        --
Capital contribution from parent ........................................................         --          2      1,050
Dividend to parent ......................................................................         --       (228)        --
Cash destacked ..........................................................................         --         --     (7,715)
                                                                                            --------   --------   --------
         Cash flows from (used in) financing activities .................................      2,135     (1,532)   (14,262)
                                                                                            --------   --------   --------

NET DECREASE IN CASH AND CASH EQUIVALENTS ...............................................       (361)      (794)    (1,089)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR ............................................      5,793      6,587      7,676
                                                                                            --------   --------   --------

CASH AND CASH EQUIVALENTS, END OF YEAR ..................................................   $  5,432   $  5,793   $  6,587
                                                                                            ========   ========   ========

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid .......................................................................   $      3   $     33   $    466
                                                                                            --------   --------   --------

Interest paid ...........................................................................   $    186   $    248   $    638
                                                                                            --------   --------   --------

NON-CASH TRANSACTIONS DURING THE YEAR
Policy credits issued and demutualization consideration payable to eligible
   policyholders ........................................................................   $     --   $     --   $  1,469
                                                                                            --------   --------   --------

                 See Notes to Consolidated Financial Statements

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1.   BUSINESS

The Prudential Insurance Company of America ("Prudential Insurance"), together with its subsidiaries (collectively, the "Company"), is a wholly owned subsidiary of Prudential Holdings, LLC ("Prudential Holdings"), which is a wholly owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"). The principal products and services of the Company include individual life insurance, annuities, group insurance and retirement services.

Demutualization and Destacking

On December 18, 2001 (the "date of demutualization"), the Company converted from a mutual life insurance company to a stock life insurance company and became a direct, wholly owned subsidiary of Prudential Holdings, which became a direct, wholly owned subsidiary of Prudential Financial.

On the date of demutualization, policyholder membership interests in Prudential Insurance were extinguished and eligible policyholders collectively received shares of Common Stock of Prudential Financial, the rights to receive cash and increases to their policy values in the form of policy credits. The demutualization was accounted for as a reorganization. Accordingly, the Company's retained earnings on the date of demutualization, after the distribution of the above consideration, was reclassified to "Additional paid-in capital."

Concurrent with the demutualization, the Company completed a corporate reorganization (the "destacking") whereby various subsidiaries (and certain related assets and liabilities) of the Company were dividended so that they became wholly owned subsidiaries of Prudential Financial rather than of the Company. The subsidiaries distributed by the Company to Prudential Financial included its property and casualty insurance companies, its principal securities brokerage companies, its international insurance companies, its principal asset management operations, its international securities and investments operations, its domestic banking operations and its residential real estate brokerage franchise and relocation services operations. The destacking was reflected as a dividend from the Company to Prudential Financial. For financial reporting purposes, the destacking is assumed to have occurred on December 31, 2001. The net income for the destacked companies and operations for the period December 18, 2001 through December 31, 2001 that is included within the Company's results of operations was not material.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include the accounts of Prudential Insurance, its majority-owned subsidiaries and those partnerships and joint ventures in which the Company has a majority financial interest, except in those instances where the Company cannot exercise control because the minority owners have substantive participating rights in the operating and capital decisions of the entity. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs, investments, future policy benefits, disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments

Fixed maturities classified as "available for sale" are carried at estimated fair value. Estimated fair value for fixed maturities, other than private placement securities, are based on quoted market prices or prices obtained from independent pricing services. Estimated fair values for private placement fixed maturities are determined primarily by using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement fixed maturities is based on amounts estimated by management. The amortized cost of fixed maturities is written down to estimated fair value when a decline in value is considered to be an other than temporary impairment. See the

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities "available for sale," net of income tax and the effect on deferred policy acquisition costs, future policy benefits and policyholders' dividends that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Accumulated other comprehensive income
(loss)."

Trading account assets and securities sold but not yet purchased consist primarily of investments and derivatives used by the Company either in its capacity as a broker-dealer or its use of derivatives for asset and liability management activities. These instruments are carried at estimated fair value. Realized and unrealized gains and losses on trading account assets and securities sold but not yet purchased are included in "Commissions and other income."

Equity securities, available for sale, are comprised of common and non-redeemable preferred stock and are carried at estimated fair value. The associated unrealized gains and losses, net of income tax and the effect on deferred policy acquisition costs, future policy benefits and policyholders' dividends that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)." The cost of equity securities is written down to estimated fair value when a decline in value is considered to be an other than temporary impairment. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.

Commercial loans are stated primarily at unpaid principal balances, net of unamortized discounts and an allowance for losses. The allowance for losses includes a loan specific reserve for non-performing loans and a portfolio reserve for incurred but not specifically identified losses. Non-performing loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. These loans are measured at the present value of expected future cash flows discounted at the loan's effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. Interest received on non-performing loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues accruing interest on non-performing loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as non-performing, any accrued but uncollectible interest is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, a regular payment performance has been established. The portfolio reserve for incurred but not specifically identified losses considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors.

Policy loans are carried at unpaid principal balances.

Securities repurchase and resale agreements and securities borrowed and loaned transactions are used to generate income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value. Securities repurchase and resale agreements are collateralized principally by U.S. government and government agency securities. Securities borrowed or loaned are collateralized principally by cash or U.S. government securities. For securities repurchase agreements and securities loaned transactions used to generate income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities purchased under agreements to resell and securities sold under agreements to repurchase that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell and to value the securities daily. Assets to be repurchased or resold are the same, or substantially the same, as the assets transferred or received. The market value of securities to be repurchased is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure. Income and expenses related to these transactions executed within our general account, insurance subsidiaries, and broker-dealer used to generate income is reported as net investment income; however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses"). Income and expenses related to these transactions executed with our derivative dealer operations are reported in "Commissions and other income."

Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities borrowed and loaned on a daily basis with additional collateral obtained or provided as necessary. Substantially all of the Company's securities borrowed transactions are with brokers and dealers, commercial banks and institutional clients. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expense associated with securities borrowing activities are included in "Net investment income." Income and expense associated with securities lending activities used to generate income are generally included in "Net investment income," however, for securities lending activity used for funding purposes, the associated rebate is reported as interest expense (included in "General and administrative expenses").

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control as well as investments in the Company's own separate accounts, which are carried at estimated fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Real estate held for disposal is carried at the lower of depreciated cost or fair value less estimated selling costs and is not further depreciated once classified as such. Real estate which the Company has the intent to hold for the production of income is carried at depreciated cost less any write-downs to fair value for impairment losses and is reviewed for impairment whenever events or circumstances indicate that the carrying value may not be recoverable. An impairment loss is recognized when the review indicates that the carrying value of the investment real estate exceeds the estimated undiscounted future cash flows (excluding interest charges) from the investment. At that time, the carrying value of the investment real estate is written down to fair value. Depreciation on real estate held for the production of income is computed using the straight-line method over the estimated lives of the properties, and is included in "Net investment income."

Short-term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are carried at amortized cost which, because of their short term, approximates fair value.

Realized investment gains (losses), net are computed using the specific identification method. Costs of fixed maturities and equity securities are adjusted for impairments, which are declines in value that are considered to be other than temporary. Impairment adjustments are included in "Realized investment gains (losses), net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: (1) whether the decline is substantial; (2) the duration of the decline (generally greater than six months); (3) the reasons for the decline in value (credit event, interest related or market fluctuation); (4) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (5) the financial condition of and near-term prospects of the issuer. Provisions for losses on commercial loans are included in "Realized investment gains (losses), net." Decreases in the carrying value of investment real estate held for disposal or for the production of income are recorded in "Realized investment gains (losses), net."

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt issues with a maturity of three months or less when purchased.

Deferred Policy Acquisition Costs

The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, costs of policy issuance and underwriting, and variable field office expenses. Deferred policy acquisition costs ("DAC") are subject to recoverability testing at the end of each accounting period. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

For participating life insurance included in the Closed Block, DAC is amortized over the expected life of the contracts (up to 45 years) in proportion to estimated gross margins based on historical and anticipated future experience, which is evaluated regularly. The average rate of assumed future investment yield used in estimating expected gross margins was 7.33% at

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

December 31, 2003 and gradually increases to 8.06% for periods after December 31, 2031. The effect of changes in estimated gross margins on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross margins are revised. Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 7 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized over the expected life of the contracts in proportion to premiums.

The Company has offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company for another form of policy or contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense an estimate of the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, the unamortized DAC on the surrendered policies is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

For property and casualty insurance contracts, DAC is amortized over the period in which related premiums are earned. Future investment income is considered in determining the recoverability of DAC. The property and casualty insurance operations were destacked on the date of demutualization as discussed in Note 1.

For group annuity defined contribution contracts and funding agreement notes issuance program, acquisition expenses are deferred and amortized over the expected life of the contracts in proportion to estimated gross profits. For group and individual long-term care contracts, acquisition expenses are deferred and amortized over the expected life of the contracts in proportion to premiums. For other group life and disability insurance, group annuities and guaranteed investment contracts, acquisition costs are expensed as incurred.

Separate Account Assets and Liabilities

Separate account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders, pension funds and other customers. The assets consist of common stocks, fixed maturities, real estate related investments, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Commissions and other income."

Other Assets and Other Liabilities

Other assets consist primarily of prepaid benefit costs, property and equipment, trade receivables, reinsurance recoverables, goodwill, receivables resulting from sales of securities that had not yet settled at the balance sheet date, and certain restricted assets. Property and equipment are stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets which generally range from 3 to 40 years. Other liabilities consist primarily of employee benefit liabilities, payables resulting from purchases of securities that had not yet settled at the balance sheet date, trade payables and demutualization consideration not yet paid to policyholders.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Insurance Revenue and Expense Recognition

Premiums from life insurance policies, excluding interest-sensitive life contracts, are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Premiums from non-participating group annuities with life contingencies, structured settlements with life contingencies and single premium immediate annuities with life contingencies are recognized when received. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized, based on the present value of future benefits and expenses.

Certain annuity contracts provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon a combination of net deposits to the contract, net deposits to the contract accumulated at a specified rate or the highest historical account value on a contract anniversary. To the extent the guaranteed minimum death benefit exceeds the current account value at the time of death, the Company incurs a cost that is recorded as "Policyholders' benefits" for the period in which death occurs.

Amounts received as payment for interest-sensitive life contracts, deferred annuities, structured settlements and other contracts without life contingencies, and participating group annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income," or as a reduction of "Interest credited to policyholders' account balances," and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of DAC.

For group life and disability insurance, and property and casualty insurance, premiums are recognized over the period to which the premiums relate in proportion to the amount of insurance protection provided. Claim and claim adjustment expenses are recognized when incurred. The property and casualty insurance operations were destacked on the date of demutualization as discussed in Note 1.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Foreign Currency Translation Adjustments

Assets and liabilities of foreign operations and subsidiaries reported in other than U.S. dollars are translated at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. The effects of translating the statements of financial position of non-U.S. entities with functional currencies other than the U.S. dollar are included, net of related hedge gains and losses and income taxes, in "Accumulated other comprehensive income (loss)."

Commissions and Other Income

Commissions and other income principally includes securities and commodities commission revenues and asset management fees which are recognized in the period in which the services are performed. Realized and unrealized gains from trading activities of the Company's securities and investment management businesses are also included in "Commissions and other income." The Company's principal securities brokerage companies, its principal asset management operations and its international securities and investments operations were destacked on the date of demutualization as discussed in Note 1.

Derivative Financial Instruments

The Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, on January 1, 2001. Except as noted below, the adoption of this statement did not have a material impact on the results of operations of the Company. In 2003, the Company adopted SFAS No. 149, "Amendment of Statement 133, Accounting for

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Derivative Instruments and Hedging Activities." The adoption of this statement did not have a material impact on the results of operations of the Company, other than as discussed below.

Upon its adoption of SFAS No. 133, the Company reclassified "held to maturity" securities with a fair market value of approximately $12,085 million to "available for sale" as permitted by the new standard. This reclassification resulted in unrealized investment gains of $94 million, net of tax, which were recorded as a component of "Accumulated other comprehensive income (loss)" at the time of the transfer in 2001.

Upon its adoption of SFAS No. 149, the Company recharacterized certain contracts to acquire "to be announced" securities from "Fixed maturities - available for sale" to derivatives within "Other long-term investments." The impact of adoption of this standard included a reduction of approximately $3.2 billion of available for sale securities, as of December 31, 2003, with the related offsets recorded in "Other assets" and "Other liabilities." In addition, an asset related to these contracts of approximately $12 million was reported in "Other long-term investments," as of December 31, 2003, with a related gain reported in "Realized investment gains (losses), net" for the year ended December 31, 2003.

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the values of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at estimated fair value, generally by obtaining quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, manage the interest rate and currency characteristics of invested assets and to mitigate the risk of a diminution, upon translation to U.S. dollars, of expected non-U.S. earnings resulting from unfavorable changes in currency exchange rates. They are also used in a derivative dealer capacity to meet the needs of clients by structuring transactions that allow clients to manage their exposure to interest rates, foreign exchange rates, indices or prices of securities and commodities. Additionally, derivatives may be used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded in the Consolidated Statements of Financial Position either as assets, within "Trading account assets" or "Other long-term investments," or as liabilities, within "Other liabilities." Realized and unrealized changes in fair value of derivatives used in a dealer capacity are included in "Commissions and other income" in the Consolidated Statements of Operations in the periods in which the changes occur. Cash flows from such derivatives are reported in the operating activities section of the Consolidated Statements of Cash Flows.

As discussed in detail below and in Note 17, all realized and unrealized changes in fair value of non-dealer related derivatives, with the exception of the effective unrealized portion of cash flow hedges and effective hedges of net investments in foreign operations, are recorded in current earnings. Cash flows from these derivatives are reported in the investing activities section in the Consolidated Statements of Cash Flows.

For non-dealer related derivatives the Company designates derivatives as either
(1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); (4) a hedge of a net investment in a foreign operation; or (5) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion of adjusting the derivative to fair value is recorded in "Realized investment gains (losses), net."

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset or liability (including losses or gains on firm commitments), are reported on a net basis in the income statement line item associated with the hedged item. Under certain circumstances, the change in fair value of an unhedged item is either not recorded or recorded instead in "Accumulated other comprehensive income (loss)." When such items are hedged and the hedge qualifies as a fair value hedge, the change in fair value of both the hedged item and the derivative are reported on a net basis in "Realized investment gains (losses), net." Periodic settlements associated with such derivatives are recorded in the same income statement line as the related settlements of the hedged items.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in "Accumulated other comprehensive income (loss)" until earnings are affected by the variability of cash flows (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

When a derivative is designated as a foreign currency hedge and is determined to be highly effective, changes in its fair value are recorded in either current period earnings or "Accumulated other comprehensive income (loss)," depending on whether the hedge transaction is a fair value hedge (e.g., a hedge of a firm commitment that is to be settled in a foreign currency) or a cash flow hedge (e.g., a foreign currency denominated forecasted transaction). When a derivative is used as a hedge of a net investment in a foreign operation, its change in fair value, to the extent effective as a hedge, is recorded in the cumulative translation adjustment account within "Accumulated other comprehensive income
(loss)."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company occasionally is a party to a financial instrument that contains a derivative instrument that is "embedded" in the financial instrument. At inception, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net."

When it is determined that the derivative no longer qualifies as an effective fair value or cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the existing basis adjustment is amortized to the income statement line associated with the asset or liability. The component of "Accumulated other comprehensive income (loss)" related to discontinued cash flow hedges is amortized to the income statement line associated with the hedged cash flows over the original term of the hedge contract.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in "Accumulated other comprehensive income (loss)" pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses) net."

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Income Taxes

The Company and its domestic subsidiaries file a consolidated federal income tax return with Prudential Financial that includes both life insurance companies and non-life insurance companies. In addition to taxes on operations, the Internal Revenue Code imposes an "equity tax" on mutual life insurance companies. Subsequent to the demutualization, the Company is no longer subject to the equity tax. Subsidiaries operating outside the United States are taxed, and income tax expense is recorded, based on applicable foreign statutes.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Demutualization Costs and Expenses

Demutualization costs and expenses include the cost of engaging external accounting, actuarial, investment banking, legal and other consultants to advise the Company, the New Jersey Department of Banking and Insurance and the New York State Insurance Department in the demutualization process and related matters as well as the cost of printing and postage for communications with policyholders and other administrative costs. Demutualization costs and expenses for the year ended December 31, 2001 also include $340 million of demutualization consideration paid to former Canadian branch policyholders pertaining to certain policies that Prudential Insurance transferred to London Life Insurance Company in 1996.

New Accounting Pronouncements

In December 2003, the Financial Accounting Standards Board ("FASB") revised Interpretation ("FIN") No. 46, "Consolidation of Variable Interest Entities", which was originally issued in January 2003. FIN No. 46 addresses whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. The Company adopted FIN No. 46 for relationships with VIEs that began on or after February 1, 2003, and on December 31, 2003, adopted the revised guidance for all relationships with VIEs that are special purpose entities ("SPEs"). The Company will implement the revised guidance to relationships with potential VIEs that are not SPEs as of March 31, 2004. The transition to the revised guidance for SPEs as of December 31, 2003, had no material effect on the Company's consolidated financial position, results of operations or cash flows. The Company does not believe the transition to the revised guidance on March 31, 2004, will have a material effect on the Company's consolidated financial position or results of operations.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC has developed the SOP to address the evolution of product designs since the issuance of Statement of Financial Accounting Standards ("SFAS") No. 60, "Accounting and Reporting by Insurance Enterprises," and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" and the need for interpretive guidance to be developed in three areas: separate account presentation and valuation; the accounting recognition given sales inducements (bonus interest, bonus credits, persistency bonuses); and the classification and valuation of certain long-duration contract liabilities.

The most significant accounting implications of the SOP are as follows: (1) reporting and measuring assets and liabilities of separate account products as general account assets and liabilities when specified criteria are not met; (2) reporting and measuring seed money in separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; (3) capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs, but immediately expensing those sales inducements accrued or credited if such criteria are not met; (4) recognizing contractholder liabilities for: (a) modified guaranteed (market value adjusted) annuities at accreted balances that do not include the then current

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

market value surrender adjustment, (b) two-tier annuities at the lower (non-annuitization) tier account value, (c) persistency bonuses at amounts that are not reduced for expected forfeitures, (d) group pension participating and similar general account "pass through" contracts that are not accounted for under SFAS No. 133 at amounts based on the fair value of the assets or index that determines the investment return pass through; (5) establishing an additional liability for guaranteed minimum death and similar mortality and morbidity benefits only for contracts determined to have mortality and morbidity risk that is other than nominal and when the risk charges made for a period are not proportionate to the risk borne during that period; and (6) for contracts containing an annuitization benefits contract feature, if such contract feature is not accounted for under the provisions of SFAS No. 133 establishing an additional liability for the contract feature if the present value of expected annuitization payments at the expected annuitization date exceeds the expected account balance at the expected annuitization date.

The Company will adopt the SOP effective January 1, 2004. The effect of initially adopting this SOP will be reported as a cumulative effect of a change in accounting principle in the 2004 results of operations, which the Company expects to be a charge of approximately $52 million, net of taxes. This charge is caused primarily by the impact of converting a large group annuity contract from separate account accounting treatment to general account accounting treatment and an increase in reserves for guaranteed minimum death benefits. In addition, the FASB is currently considering the accounting for certain unearned revenue liabilities under the SOP, which could result in a decrease in the cumulative effect of change in accounting principle to be recorded.

In April 2003, the FASB issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments." Implementation Issue No. B36 indicates that a modified coinsurance arrangement ("modco"), in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contains an embedded derivative feature that is not clearly and closely related to the host contract and should be bifurcated in accordance with the provisions of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." Effective October 1, 2003, the Company adopted the guidance prospectively for existing contracts and all future transactions. As permitted by SFAS No. 133, all contracts entered into prior to January 1, 1999, were grandfathered and are exempt from the provisions of SFAS No. 133 that relate to embedded derivatives. The application of Implementation Issue No. B36 had no impact on the consolidated financial position or results of operations of the Company.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 generally applies to instruments that are mandatorily redeemable, that represent obligations that will be settled with a variable number of company shares, or that represent an obligation to purchase a fixed number of company shares. For instruments within its scope, the statement requires classification as a liability with initial measurement at fair value. Subsequent measurement depends upon the certainty of the terms of the settlement (such as amount and timing) and whether the obligation will be settled by a transfer of assets or by issuance of a fixed or variable number of equity shares. The Company's adoption of SFAS No. 150, as of July 1, 2003, did not have a material effect on the Company's consolidated financial position or results of operations.

In July 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 requires that a liability for costs associated with an exit or disposal activity be recognized and measured initially at fair value only when the liability is incurred. Prior to the adoption of SFAS No. 146, such amounts were recorded upon the Company's commitment to a restructuring plan. The Company has adopted this statement for applicable transactions occurring on or after January 1, 2003.

In November 2002, the FASB issued FIN No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." FIN No. 45 expands existing accounting guidance and disclosure requirements for certain guarantees and requires the recognition of a liability for the fair value of certain types of guarantees issued or modified after December 31, 2002. The January 1, 2003 adoption of the Interpretation's guidance did not have a material effect on the Company's financial position.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life to the reporting entity; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment in accordance with the statement. The Company adopted SFAS No. 142 as of January 1, 2002. The Company ceased the

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

amortization of goodwill as of that date and determined that the implementation of the standard's transition provisions did not result in an impairment loss as of the adoption date. Net loss would have been approximately $126 million for the year ended December 31, 2001, had the provisions of the new standard been applied as of January 1, 2001. Goodwill amortization amounted to $21 million for the year ended December 31, 2001. The Company tests goodwill for impairment annually as of December 31 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. As a result of the December 31, 2003 and 2002 annual impairment tests, the Company determined that no impairments were needed. Goodwill, which is included in "Other assets," amounted to $99 million and $105 million at December 31, 2003 and 2002, respectively.

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 eliminated the requirement that discontinued operations be measured at net realizable value or that entities include losses that have not yet occurred. SFAS No. 144 eliminated the exception to consolidation for a subsidiary for which control is likely to be temporary. The implementation of this provision was not material to the Company's financial position. SFAS No. 144 requires that long-lived assets that are to be disposed of by sale be measured at the lower of book value or fair value less cost to sell. An impairment for assets that are not to be disposed of is recognized only if the carrying amounts of long-lived assets are not recoverable and exceed their fair values. Additionally, SFAS No. 144 expands the scope of discontinued operations to include all components of an entity with operations and cash flows that (1) can be distinguished from the rest of the entity and (2) will be eliminated from the ongoing operations of the entity in a disposal transaction. Consequently, certain activities included in discontinued operations in the accompanying financial statements would not have been recorded as discontinued operations prior to the adoption of SFAS No. 144. See Note 3 for additional information pertaining to discontinued operations. The Company adopted SFAS No. 144 effective January 1, 2002.

Reclassifications

Certain amounts in prior years have been reclassified to conform to the current year presentation.

3.   DISCONTINUED OPERATIONS

Results of operations of discontinued businesses, including charges upon disposition, for the years ended December 31, are as follows:

                                                                        2003   2002   2001
                                                                        ----   ----   ----
                                                                           (in millions)
Web-based workplace distribution of voluntary benefits (a)...........    $--   $(58)  $(20)
Healthcare operations (b)............................................     11     71     25
Other................................................................     --     --     (9)
                                                                         ---   ----   ----
Income (loss) from discontinued operations before income taxes.......     11     13     (4)
Income tax expense...................................................      4      5      2
                                                                         ---   ----   ----
Income (loss) from discontinued operations, net of taxes.............    $ 7   $  8   $ (6)
                                                                         ===   ====   ====

The Company's Consolidated Statements of Financial Position include total assets and total liabilities related to discontinued businesses of $24 million and $56 million, respectively, at December 31, 2003, and $53 million and $52 million, respectively, at December 31, 2002.

     (a) In the third quarter of 2002, the Company discontinued its web-based business for the workplace distribution of voluntary benefits. The loss for the year ended December 31, 2002 includes a pre-tax impairment charge of $32 million on the Company's investment in a vendor of that distribution platform, as well as a pre-tax charge of $7 million related to severance and contract termination costs.

     (b) The sale of the Company's healthcare business to Aetna was completed in 1999. The loss the Company previously recorded upon the disposal of its healthcare business was reduced in each of the years ended December 31, 2003, 2002 and 2001. The reductions were primarily the result of favorable resolution of certain legal, regulatory and contractual matters. Although the Company no longer issues or renews healthcare policies, it was required to issue and renew policies for specified periods of time after the closing date, in order to provide for uninterrupted operation and growth of the business that Aetna acquired. All such policies were 100% coinsured by Aetna. Consequently, the following amounts pertaining to the coinsurance agreement had no effect on the Company's results of operations. Ceded premiums and benefits were $(2) million and $(7) million, respectively for the year ended December 31, 2003. Ceded premiums and benefits for the year ended December 31, 2002 were $27 million and $17 million, respectively, and for the year ended December 31, 2002 were $27 million and $17 million, respectively, and for

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

          the year ended December 31, 2001 were $966 million and $827 million, respectively. Reinsurance recoverable under this agreement, included in "Other assets," was $14 million at December 31, 2003 and $45 million at December 31, 2002.

Charges recorded in connection with the disposals of businesses include estimates that are subject to subsequent adjustment. It is possible that such adjustments might be material to future results of operations of a particular quarterly or annual period.

4.   ACQUISITIONS

Acquisition of CIGNA Corporation's Retirement Business

On November 17, 2003, Prudential Financial announced that it had entered into a definitive Stock Purchase and Asset Transfer Agreement with CIGNA Corporation ("CIGNA") and certain of its affiliates, pursuant to which Prudential Financial will acquire CIGNA's retirement business. As part of Prudential Financial's acquisition of CIGNA's retirement business, the Company intends to acquire the domestic insurance subsidiaries of CIGNA's retirement business. The total consideration payable in the transaction is a cash purchase price of $2.1 billion, of which the majority is expected to be paid by the Company. These consideration amounts are subject to adjustment. The transaction is subject to various closing conditions, including, among others, state insurance and other regulatory approvals and is expected to close in the first half of 2004.

Acquisition of Kyoei Life Insurance Company, Ltd.

In April 2001, the Company completed the acquisition of Kyoei Life Insurance Co., Ltd. ("Kyoei"), a stock life insurance company located in Japan, which has been accounted for as a purchase. Kyoei was renamed Gibraltar Life Insurance Company, Ltd. ("Gibraltar Life") by the Company concurrent with the acquisition. Gibraltar Life primarily offers individual life insurance in Japan, and its distribution is primarily through an agency force and affinity groups.

Prior to its acquisition, Gibraltar Life filed for reorganization under the Reorganization Law of Japan. The Reorganization Law, similar to Chapter 11 of the U.S. Bankruptcy Code, is intended to provide a mechanism for restructuring financially troubled companies by permitting the adjustment of the interests of creditors, shareholders and other interested parties. On April 2, 2001, the Tokyo District Court issued its official recognition order approving the Reorganization Plan. The Reorganization Plan became effective immediately upon the issuance of the recognition order, and is binding upon Gibraltar Life, its creditors, including policyholders, its former shareholders and other interested parties, whether or not they submitted claims or voted for or against the plan. The Reorganization Plan included the extinguishment of all existing stock for no consideration and the issuance of 1.0 million new shares of common stock. Pursuant to the Reorganization Plan, on April 19, 2001 the Company contributed
(Y)50 billion ($395 million based on currency exchange rates at that time) in cash to Gibraltar Life's capital and on April 20, 2001 received 100% of Gibraltar Life's newly issued common stock. The Company also provided (Y)98 billion ($775 million based on currency exchange rates at that time) to Gibraltar Life in the form of a subordinated loan.

For purposes of inclusion in the Company's Consolidated Financial Statements, Gibraltar Life has adopted a November 30 fiscal year end. Therefore, the Company's Consolidated Statements of Operations for the year ended December 31, 2001, include Gibraltar Life's results of operations for the period April 2, 2001 through November 30, 2001 and include income from continuing operations before income taxes for Gibraltar Life of $238 million. Gibraltar Life was destacked on the date of demutualization as discussed in Note 1.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5.   INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding trading account assets) at December 31,

                                                                        2003
                                                   ---------------------------------------------
                                                                  Gross        Gross
                                                   Amortized   Unrealized   Unrealized     Fair
                                                     Cost         Gains       Losses      Value
                                                   ---------   ----------   ----------   -------
                                                                   (in millions)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies....    $ 6,911      $  438        $ 30      $ 7,319
Obligations of U.S. states and their
   political subdivisions.......................      1,649         178           7        1,820
Foreign government bonds........................      2,707         472           4        3,175
Corporate securities............................     76,395       6,242         185       82,452
Mortgage-backed securities......................      3,353         113           7        3,459
                                                    -------      ------        ----      -------
Total fixed maturities available for sale.......    $91,015      $7,443        $233      $98,225
                                                    =======      ======        ====      =======
Equity securities available for sale............    $ 1,816      $  614        $ 52      $ 2,378
                                                    =======      ======        ====      =======

                                                                        2002
                                                   ---------------------------------------------
                                                                  Gross        Gross
                                                   Amortized   Unrealized   Unrealized     Fair
                                                     Cost         Gains       Losses      Value
                                                   ---------   ----------   ----------   -------
                                                                   (in millions)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies....    $ 8,133      $  658        $  7      $ 8,784
Obligations of U.S. states and their
   political subdivisions.......................        864         126          --          990
Foreign government bonds........................      1,850         346           2        2,194
Corporate securities............................     71,743       5,523         527       76,739
Mortgage-backed securities......................      7,103         259           3        7,359
                                                    -------      ------        ----      -------
Total fixed maturities available for sale.......    $89,693      $6,912        $539      $96,066
                                                    =======      ======        ====      =======
Equity securities available for sale............    $ 1,736      $  145        $141      $ 1,740
                                                    =======      ======        ====      =======

The amortized cost and estimated fair value of fixed maturities by contractual maturities at December 31, 2003, is as follows:

                                             Available for Sale
                                            -------------------
                                            Amortized     Fair
                                              Cost       Value
                                            ---------   -------
                                               (in millions)
Due in one year or less..................    $ 5,374    $ 5,451
Due after one year through five years....     27,233     28,808
Due after five years through ten years...     26,170     28,507
Due after ten years......................     28,885     32,000
Mortgage-backed securities...............      3,353      3,459
                                             -------    -------
   Total.................................    $91,015    $98,225
                                             =======    =======

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

The following table depicts the source of fixed maturity proceeds and related gross gains/(losses) on trades and prepayments and losses on impairments of both fixed maturities and equity securities:

                                                            2003      2002      2001
                                                          -------   -------   -------
                                                                 (in millions)
Fixed maturities - available for sale:
   Proceeds from sales.................................   $29,701   $39,417   $84,629
   Proceeds from maturities/repayments.................    10,911    11,605    13,521
   Gross investment gains from sales and prepayments...       881     1,158     1,270
   Gross investment losses from sales..................      (286)   (1,213)   (1,136)

Fixed maturities - held to maturity:
   Proceeds from maturities/repayments.................   $    --   $    --   $   139
   Gross investment gains from prepayment..............        --        --        --

Fixed maturity and equity security impairments:
   Write-downs for impairments of fixed maturities.....   $  (327)  $  (664)  $  (777)
   Write-downs for impairments of equity securities....       (68)     (194)     (238)

Due to the adoption of SFAS No. 133, on January 1, 2001, the aggregate amortized cost of "held to maturity" securities transferred to the "available for sale" portfolio was $11,937 million. Unrealized investment gains of $94 million, net of tax, were recorded in "Accumulated other comprehensive income (loss)" at the time of the transfer in 2001.

Commercial Loans

The Company's commercial loans are as follows at December 31,

                                                    2003                    2002
                                           ---------------------   ---------------------
                                               Amount       % of       Amount       % of
                                           (in millions)   Total   (in millions)   Total
                                           -------------   -----   -------------   -----
Collateralized loans by property type
Office buildings........................      $ 3,353       21.2%     $ 3,332       21.4%
Retail stores...........................        1,739       11.0%       1,993       12.8%
Residential properties..................           52        0.3%          98        0.6%
Apartment complexes.....................        4,640       29.4%       4,410       28.3%
Industrial buildings....................        3,379       21.4%       3,098       19.9%
Agricultural properties.................        1,864       11.8%       1,863       11.9%
Other...................................          764        4.9%         798        5.1%
                                              -------      -----      -------      -----
   Subtotal of collateralized loans.....       15,791      100.0%      15,592      100.0%
                                                           =====                   =====
Valuation allowance.....................         (132)                   (172)
                                              -------                 -------
Total collateralized loans..............      $15,659                 $15,420
                                              =======                 =======

The commercial loans are geographically dispersed throughout the United States and Canada with the largest concentrations in California (26.9%) and New York (10.3%) at December 31, 2003.

Activity in the allowance for losses for all commercial loans, for the years ended December 31, is summarized as follows:

                                                     2003   2002   2001
                                                     ----   ----   ----
                                                        (in millions)
Allowance for losses, beginning of year...........   $172   $202   $ 225
Allowance on loans acquired from Gibraltar Life...    --     --      739
Release of allowance for losses...................    (35)    (1)    (24)
Charge-offs, net of recoveries....................     (5)   (29)   (412)
Change in foreign exchange........................    --     --        7
Destacking........................................    --     --     (333)
                                                     ----   ----   -----
Allowance for losses, end of year.................   $132   $172   $ 202
                                                     ====   ====   =====

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Non-performing commercial loans identified in management's specific review of probable loan losses and the related allowance for losses at December 31, are as follows:

                                                                    2003  2002
                                                                    ----  ----
                                                                   (in millions)
Non-performing commercial loans with allowance for losses .......   $ 43  $ 87
Non-performing commercial loans with no allowance for losses ....    121   163
Allowance for losses, end of year ...............................     (7)   (9)
                                                                    ----  ----
Net carrying value of non-performing commercial loans ...........   $157  $241
                                                                    ====  ====

Non-performing commercial loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The average recorded investment in non-performing loans before allowance for losses was $202 million, $316 million and $407 million for 2003, 2002 and 2001, respectively. Net investment income recognized on these loans totaled $12 million, $23 million and $32 million for the years ended December 31, 2003, 2002 and 2001, respectively.

Other Long-term Investments

"Other long-term investments" are comprised as follows:

                                                                2003     2002
                                                               ------   ------
                                                                 (in millions)
Joint venture and limited partnerships:
      Real estate related ..................................   $  364   $  681
      Non real estate related ..............................      954      913
                                                               ------   ------
   Total joint venture and limited partnerships ............    1,318    1,594

Real estate held through direct ownership ..................      119      126
Separate accounts ..........................................    1,273    1,051
Other ......................................................      506      680
                                                               ------   ------
   Total other long-term investments .......................   $3,216   $3,451
                                                               ======   ======

Equity Method Investments

Summarized combined financial information for joint ventures and limited partnership interests accounted for under the equity method, in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater, is as follows:

                                                                 At December 31,
                                                                 ---------------
                                                                  2003     2002
                                                                 ------   ------
                                                                  (in millions)
STATEMENTS OF FINANCIAL POSITION
Investments in real estate ...................................   $1,320   $2,179
Investments in securities ....................................    4,257    2,460
Cash and cash equivalents ....................................       86      132
Other assets .................................................    2,494       76
                                                                 ------   ------
Total assets .................................................   $8,157   $4,847
                                                                 ======   ======
Borrowed funds-third party ...................................   $  934   $  645
Borrowed funds-Prudential Financial ..........................       --       --
Other liabilities ............................................    3,767      561
                                                                 ------   ------
Total liabilities ............................................    4,701    1,206
Partners' capital ............................................    3,456    3,641
                                                                 ------   ------
Total liabilities and partners' capital ......................   $8,157   $4,847
                                                                 ======   ======
Equity in partners' capital included above ...................   $  808   $1,074
Equity in limited partnership interests not included above ...      510      520
                                                                 ------   ------
Carrying value ...............................................   $1,318   $1,594
                                                                 ======   ======

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

                                                     Years ended December 31,
                                                     ------------------------
                                                       2003    2002   2001
                                                      -----   -----   -----
                                                           (in millions)
STATEMENTS OF OPERATIONS
Income from real estate investments ..............    $ 233   $ 140   $ 245
Income from securities investments ...............      337     126     142
Interest expense-third party .....................      (63)    (63)    (31)
Other expenses ...................................     (215)   (159)   (251)
                                                      -----   -----   -----
Net earnings .....................................    $ 292   $  44   $ 105
                                                      =====   =====   =====
Equity in net earnings included above ............    $  65   $   5   $  37
Equity in net earnings of limited partnership
   interests not included above ..................       41      12      47
                                                      -----   -----   -----
Total equity in net earnings .....................    $ 106   $  17   $  84
                                                      =====   =====   =====

Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

                                                      2003     2002      2001
                                                     ------   ------   -------
                                                            (in millions)
Fixed maturities available for sale ..............   $5,736   $5,849   $ 6,824
Fixed maturities held to maturity ................       --       --        12
Trading account assets ...........................        1       --       294
Equity securities available for sale .............       42       57        45
Commercial loans .................................    1,215    1,244     1,432
Policy loans .....................................      470      510       522
Broker-dealer related receivables ................       --       --       513
Short-term investments and cash equivalents ......      145      267       462
Other investment income ..........................      329      170       436
                                                     ------   ------   -------
Gross investment income ..........................    7,938    8,097    10,540
Less investment expenses .........................     (417)    (473)   (1,388)
                                                     ------   ------   -------
Net investment income ............................   $7,521   $7,624   $ 9,152
                                                     ======   ======   =======

Based on the carrying value, assets categorized as "non-income producing" at December 31, 2003 included in fixed maturities and commercial loans totaled $72 million and $26 million, respectively.

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                        2003     2002     2001
                                                        ----   -------   -----
                                                             (in millions)
Fixed maturities ..................................     $268   $  (719)  $(639)
Equity securities available for sale ..............       (2)     (155)   (245)
Commercial loans ..................................       58        10       1
Investment real estate ............................       (3)       --      40
Joint ventures and limited partnerships ...........       88        11      --
Derivatives .......................................        7      (292)    154
Other .............................................       64       (21)     14
                                                        ----   -------   -----
Realized investment gains (losses), net ...........     $480   $(1,166)  $(675)
                                                        ====   =======   =====

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities available for sale and certain other long-term investments are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income
(loss)." Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, are as follows:

                                                                                                                       Accumulated
                                                                                                                          Other
                                                                                                                     Comprehensive
                                                                                                                     Income (Loss)
                                                     Unrealized   Deferred                               Deferred    Related To Net
                                                       Gains       Policy      Future                   Income Tax     Unrealized
                                                    (Losses) On  Acquisition   Policy   Policyholders'  (Liability)    Investment
                                                    Investments     Costs     Benefits     Dividends      Benefit    Gains (Losses)
                                                    -----------  -----------  --------  --------------  -----------  --------------
                                                                                   (in millions)
Balance, December 31, 2000 .......................    $  731       $ (50)     $  (104)      $    --       $  (218)      $   359
Net investment gains (losses) on investments
   arising during the period .....................       815          --           --            --          (301)          514
Reclassification adjustment for (gains) losses
   included in net income ........................       865          --           --            --          (320)          545
Impact of net unrealized investment (gains)
   losses on deferred policy acquisition costs ...        --        (270)          --            --            97          (173)
Impact of net unrealized investment (gains)
   losses on future policy benefits ..............        --          --           27            --           (10)           17
Destacking dividend to parent ....................      (156)          3           --            --            50          (103)
                                                      ------       -----      -------       -------       -------       -------

Balance, December 31, 2001 .......................     2,255        (317)         (77)           --          (702)        1,159
Net investment gains (losses) on investments
   arising during the period .....................     3,231          --           --            --        (1,162)        2,069
Reclassification adjustment for (gains) losses
   included in net income ........................       844          --           --            --          (303)          541
Impact of net unrealized investment (gains)
   losses on deferred policy acquisition costs ...        --        (195)          --            --            70          (125)
Impact of net unrealized investment (gains)
   losses on future policy benefits ..............        --          --         (772)           --           278          (494)
Impact of net unrealized investment (gains)
   losses on policyholders' dividends ............        --          --           --        (1,606)          579        (1,027)
                                                      ------       -----      -------       -------       -------       -------

Balance, December 31, 2002 .......................     6,330        (512)        (849)       (1,606)       (1,240)        2,123
Net investment gains (losses) on investments
   arising during the period .....................     1,625          --           --            --          (542)        1,083
Reclassification adjustment for (gains) losses
   included in net income ........................      (289)         --           --            --            96          (193)
Impact of net unrealized investment (gains)
   losses on deferred policy acquisition costs ...        --         106           --            --           (38)           68
Impact of net unrealized investment (gains)
   losses on future policy benefits ..............        --          --         (456)           --           164          (292)
Impact of net unrealized investment (gains)
   losses on policyholders' dividends ............        --          --           --          (837)          301          (536)
Purchase of fixed maturities from an affiliate ...        45          --           --            --           (16)           29
                                                      ------       -----      -------       -------       -------       -------

Balance, December 31, 2003 .......................    $7,711       $(406)     $(1,305)      $(2,443)      $(1,275)      $ 2,282
                                                      ======       =====      =======       =======       =======       =======

The table below presents unrealized gains (losses) on investments by asset class at December 31,

                                                      2003     2002     2001
                                                     ------   ------   ------
                                                          (in millions)
Fixed maturities ..............................      $7,210   $6,373   $2,282
Equity securities .............................         562        4       77
Other investments .............................         (61)     (47)    (104)
                                                     ------   ------   ------
Unrealized gains on investments ...............      $7,711   $6,330   $2,255
                                                     ======   ======   ======

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2003:

                                                    Less than twelve months    Twelve months or more             Total
                                                    -----------------------   -----------------------   -----------------------
                                                                 Unrealized                Unrealized                Unrealized
                                                    Fair Value     Losses     Fair Value     Losses     Fair Value     Losses
                                                    ----------   ----------   ----------   ----------   ----------   ----------
                                                                                  (in millions)
Fixed maturities
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies.....     $1,581        $ 33        $   --         $--        $ 1,581       $ 33
Obligations of U.S. states and their political
   subdivisions..................................        134           7             2          --            136          7
Foreign government bonds.........................        180           3            35           1            215          4
Corporate securities.............................      6,731         145         1,040          37          7,771        182
Mortgage-backed securities.......................        823           7            --          --            823          7
                                                      ------        ----        ------         ---        -------       ----
   Total.........................................     $9,449        $195        $1,077         $38        $10,526       $233
                                                      ======        ====        ======         ===        =======       ====

As of December 31, 2003, gross unrealized losses on fixed maturities totaled $233 million comprising 672 issuers. Of this amount, there was $195 million in less than twelve months category comprising 596 issuers and $38 million in the greater than twelve months category comprising 76 issuers. The $233 million of gross unrealized losses is mainly comprised of investment grade securities. Approximately $36 million of the total gross unrealized losses represented declines in value of greater than 20%, none of which had been in that position for a period of twelve months or more, and substantially all of which were less than six months old. The $38 million of gross unrealized losses of twelve months or more were concentrated in the manufacturing sector, utility sector and in asset backed securities. Additionally, there were no individual issuers with gross unrealized losses greater than $10 million. Based on a review of the above information in conjunction with other factors as outlined in the policy surrounding other than temporary impairments (see Note 2), the Company has concluded that an adjustment for other than temporary impairments is not warranted at December 31, 2003.

Duration of Gross Unrealized Loss Positions for Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by length of time that individual equity securities have been in a continuous unrealized loss position, as of December 31, 2003:

                                                    Less than twelve months    Twelve months or more             Total
                                                    -----------------------   -----------------------   -----------------------
                                                                 Unrealized                Unrealized                Unrealized
                                                    Fair Value     Losses     Fair Value     Losses     Fair Value     Losses
                                                    ----------   ----------   ----------   ----------   ----------   ----------
                                                                                  (in millions)
Equity securities available for sale.............      $158        $32            $96          $19         $254          $51
                                                       ====        ===            ===          ===         ====          ===

As of December 31, 2003, gross unrealized losses on equity securities totaled $51 million comprising 1,292 issuers. Of this amount, there were $32 million in less than twelve months category comprising 869 issuers and $19 million in the greater than twelve months category comprising 423 issuers. Approximately $4 million of the total gross unrealized losses represented declines of greater than 20%, none of which had been in that position for a period of six months or more. There were no individual issuers comprising more than $5 million of the $19 million of gross unrealized losses in the greater than twelve months category. Based on a review of the above information in conjunction with other factors outlined in the policy surrounding other than temporary impairments (see
Note 2), the Company has concluded that an adjustment for other than temporary impairments is not warranted at December 31, 2003.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreement to repurchase and futures contracts. At December 31, the carrying value of investments pledged to third parties as reported in the Consolidated Statements of Financial Position included the following:

                                                                 2003     2002
                                                               -------   -------
                                                                 (in millions)
Fixed maturities available for sale ........................   $13,404   $15,071
Trading account assets .....................................       456        68
Separate account assets ....................................     3,196     2,496
                                                               -------   -------
Total securities pledged ...................................   $17,056   $17,635
                                                               =======   =======

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities in customer accounts, securities purchased under agreements to resell and securities borrowed transactions. The fair value of this collateral was approximately $422 million and $280 million at December 31, 2003 and 2002, respectively, of which $272 million in 2003 and $80 million in 2002 had either been sold or repledged.

Assets of $265 million and $223 million at December 31, 2003 and 2002, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. Additionally, assets valued at $601 million and $789 million at December 31, 2003 and 2002, respectively, were held in voluntary trusts established primarily to fund guaranteed dividends to certain policyholders and to fund certain employee benefits. Assets valued at $71 million and $119 million at December 31, 2003 and 2002, respectively, were pledged as collateral for bank loans and other financing agreements. Letter stock or other securities restricted as to sale amounted to $11 million and $25 million at December 31, 2003 and 2002, respectively.

6.   DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                       2003     2002      2001
                                                      ------   ------   -------
                                                            (in millions)
Balance, beginning of year ........................   $4,741   $5,122   $ 7,063
Capitalization of commissions, sales and issue
   expenses .......................................      461      461     1,385
Amortization ......................................     (375)    (647)   (1,126)
Change in unrealized investment gains and losses ..      106     (195)     (270)
Foreign currency translation ......................       --       --      (184)
Destacking ........................................       --       --    (1,746)
                                                      ------   ------   -------
Balance, end of year ..............................   $4,933   $4,741   $ 5,122
                                                      ======   ======   =======

7.   POLICYHOLDERS' LIABILITIES

Future Policy Benefits

Future policy benefits at December 31, are as follows:

                                                                 2003      2002
                                                               -------   -------
                                                                 (in millions)
Life insurance .............................................   $53,450   $52,610
Annuities ..................................................    13,768    13,591
Other contract liabilities .................................       355       292
                                                               -------   -------
Total future policy benefits ...............................   $67,573   $66,493
                                                               =======   =======

Participating insurance represented 30% and 34% of domestic individual life insurance in force at December 31, 2003 and 2002, respectively, and 92%, 91% and 92% of domestic individual life insurance premiums for 2003, 2002 and 2001, respectively.

Life insurance liabilities include reserves for death and endowment policy benefits, terminal dividends and certain health benefits. Annuity liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities primarily consist of unearned premium and benefit reserves for group health products.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Future policy benefits for individual participating traditional life insurance are based on the net level premium method, calculated using the guaranteed mortality and nonforfeiture interest rates which range from 2.5% to 7.5%.

Future policy benefits for individual non-participating traditional life insurance policies, group and individual long-term care policies and individual health insurance policies are equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) premium deficiency reserves. Assumptions as to mortality, morbidity and persistency are based on the Company's experience when the basis of the reserve is established. Interest rates used for the aggregate reserves range from 2.5% to 11.3%; less than 1% of the reserves are based on an interest rate in excess of 8%.

Future policy benefits for individual and group annuities are equal to the aggregate of (1) the present value of expected future payments on the basis of actuarial assumptions established at issue, and (2) premium deficiency reserves. Assumptions as to mortality are based on the Company's experience when the basis of the reserve is established. The interest rates used in the determination of the aggregate reserves range from 3.5% to 14.8%; less than 3% of the reserves are based on an interest rate in excess of 8%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience (except for certain group insurance coverages for which future policy benefits are equal to gross unearned premium reserves). The interest rates used in the determination of the aggregate reserves range from 2.5% to 6.4%.

Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. Premium deficiency reserves have been recorded for the group single premium annuity business, which consists of limited-payment, long duration traditional and non-participating annuities; structured settlements and single premium immediate annuities with life contingencies; and for certain individual health policies. Liabilities of $2,830 million and $2,457 million are included in "Future policy benefits" with respect to these deficiencies at December 31, 2003 and 2002, respectively.

Policyholders' Account Balances

Policyholders' account balances at December 31, are as follows:

                                                                 2003      2002
                                                               -------   -------
                                                                 (in millions)
Individual annuities .......................................   $ 6,854   $ 6,115
Group annuities ............................................     1,769     1,815
Guaranteed investment contracts and guaranteed interest
   accounts ................................................    13,951    13,698
Funding agreements .........................................     1,451       284
Interest-sensitive life contracts ..........................     3,508     3,369
Dividend accumulations and other ...........................    11,353    11,401
                                                               -------   -------
Policyholders' account balances ............................   $38,886   $36,682
                                                               =======   =======

Policyholders' account balances for interest-sensitive life and investment-type contracts represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Included in funding agreements at December 31, 2003 are $1,052 million of medium-term notes of consolidated trust entities secured by funding agreements purchased with the proceeds of such notes. The interest rates associated with such notes range from 1.3% to 3.9%. Interest crediting rates range from 3.5% to 8% for interest-sensitive life contracts and from 0.0% to 13.8% for investment-type contracts. Less than 4% of policyholders' account balances have interest crediting rates in excess of 8%.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Unpaid Claims and Claim Adjustment Expenses

The following table provides a reconciliation of the activity in the liability for unpaid claims and claim adjustment expenses for property and casualty insurance and accident and health insurance at December 31:

                                                2003                  2002                  2001
                                         -------------------   -------------------   -------------------
                                         Accident   Property   Accident   Property   Accident   Property
                                           and         and       and         and       and         and
                                          Health    Casualty    Health    Casualty    Health    Casualty
                                         --------   --------   --------   --------   --------   --------
                                                                  (in millions)
Balance at January 1 .................    $1,560       $--      $1,647       $--      $1,701    $ 1,848
Less reinsurance recoverables, net ...        24        --         129        --         246        608
                                          ------       ---      ------       ---      ------    -------
Net balance at January 1 .............     1,536        --       1,518        --       1,455      1,240
                                          ------       ---      ------       ---      ------    -------
Incurred related to:
   Current year ......................       542        --         541        --         632      1,440
   Prior years .......................        33        --         (32)       --         (45)      (113)
                                          ------       ---      ------       ---      ------    -------
Total incurred .......................       575        --         509        --         587      1,327
                                          ------       ---      ------       ---      ------    -------
Paid related to:
   Current year ......................       153        --         158        --         219        932
   Prior years .......................       355        --         333        --         312        553
                                          ------       ---      ------       ---      ------    -------
Total paid ...........................       508        --         491        --         531      1,485
                                          ------       ---      ------       ---      ------    -------
Acquisitions (dispositions) ..........        --        --          --        --          15         --
Destacking ...........................        --        --          --        --          (8)    (1,082)
                                          ------       ---      ------       ---      ------    -------
Net balance at December 31 ...........     1,603        --       1,536        --       1,518         --
Plus reinsurance recoverables, net ...        17        --          24        --         129         --
                                          ------       ---      ------       ---      ------    -------
Balance at December 31 ...............    $1,620       $--      $1,560       $--      $1,647    $    --
                                          ======       ===      ======       ===      ======    =======

The accident and health reinsurance recoverable balance related to unpaid claims at December 31, 2003, 2002 and 2001 includes $1 million, $9 million and $117 million, respectively, attributable to the Company's discontinued healthcare business.

The unpaid claims and claim adjustment expenses presented above include estimates for liabilities associated with reported claims and for incurred but not reported claims based, in part, on the Company's experience. Changes in the estimated cost to settle unpaid claims are charged or credited to the Consolidated Statements of Operations periodically as the estimates are revised. Accident and health unpaid claims liabilities are discounted using interest rates ranging from 3.5% to 7.5%.

The amounts incurred for claims and claim adjustment expenses for accident and health in 2003 that related to prior years were primarily due to required interest somewhat offset by long-term disability claim termination experience. The amounts incurred for claims and claim adjustment expenses for accident and health in 2002 and 2001 that related to prior years was due to long-term disability claim termination experience. The amounts incurred for claims and claim adjustment expenses for property and casualty in 2001 that related to prior years were primarily driven by lower than anticipated losses for the auto line of business.

8.   CLOSED BLOCK

On the date of demutualization, Prudential Insurance established a Closed Block for certain individual life insurance policies and annuities issued by Prudential Insurance in the United States. The Company established a separate closed block for participating individual life insurance policies issued by the Canadian branch of Prudential Insurance. Due to the substantially smaller number of outstanding Canadian policies, this separate closed block is insignificant in size and is not included in the information presented below.

The policies included in the Closed Block are specified individual life insurance policies and individual annuity contracts that were in force on the effective date of the Plan of Reorganization and for which Prudential Insurance is currently paying or expects to pay experience-based policy dividends. Assets have been allocated to the Closed Block in an amount that has been determined to produce cash flows which, together with revenues from policies included in the Closed Block, are expected to be sufficient to support obligations and liabilities relating to these policies, including provision for payment of benefits, certain

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

expenses, and taxes and to provide for continuation of the policyholder dividend scales in effect in 2000, assuming experience underlying such scales continues. To the extent that, over time, cash flows from the assets allocated to the Closed Block and claims and other experience related to the Closed Block are, in the aggregate, more or less favorable than what was assumed when the Closed Block was established, total dividends paid to Closed Block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect in 2000 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to Closed Block policyholders and will not be available to stockholders. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the Closed Block. The Closed Block will continue in effect as long as any policy in the Closed Block remains in force unless, with the consent of the New Jersey insurance regulator, it is terminated earlier.

The recorded assets and liabilities were allocated to the Closed Block at their historical carrying amounts.

The excess of Closed Block Liabilities over Closed Block Assets at the date of the demutualization (adjusted to eliminate the impact of related amounts in "Accumulated other comprehensive income (loss)") represented the estimated maximum future earnings at that date from the Closed Block expected to result from operations attributed to the Closed Block after income taxes. In establishing the Closed Block, the Company developed an actuarial calculation of the timing of such maximum future earnings. If actual cumulative earnings of the Closed Block from inception through the end of any given period are greater than the expected cumulative earnings, only the expected earnings will be recognized in income. Any excess of actual cumulative earnings over expected cumulative earnings will represent undistributed accumulated earnings attributable to policyholders, which are recorded as a policyholder dividend obligation. The policyholder dividend obligation represents amounts to be paid to Closed Block policyholders as an additional policyholder dividend unless otherwise offset by future Closed Block performance that is less favorable than originally expected. If the actual cumulative earnings of the Closed Block from its inception through the end of any given period are less than the expected cumulative earnings of the Closed Block, the Company will recognize only the actual earnings in income. However, the Company may reduce policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equaled the expected cumulative earnings. As of December 31, 2003, the Company has not recognized a policyholder dividend obligation for the excess of actual cumulative earnings over the expected cumulative earnings. However, net unrealized investment gains that have arisen subsequent to the establishment of the Closed Block have been reflected as policyholder dividend obligations of $2,443 million and $1,606 million at December 31, 2003 and 2002, respectively, to be paid to Closed Block policyholders unless otherwise offset by future experience, with an offsetting amount reported in "Accumulated other comprehensive income (loss)."

On December 11, 2002 and November 13, 2001, the Company's Board of Directors acted to reduce dividends, effective January 1, 2003 and 2002, respectively, on Closed Block policies to reflect unfavorable investment experience that had emerged since July 1, 2000, the date the Closed Block was originally funded. These actions resulted in a $56 million reduction of the liability for policyholder dividends recognized in the year ended December 31, 2002.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Closed Block Liabilities and Assets designated to the Closed Block at December 31, as well as maximum future earnings to be recognized from Closed Block Liabilities and Closed Block Assets, are as follows:


                                                                                              2003      2002
                                                                                            -------   -------
                                                                                              (in millions)
Closed Block Liabilities
   Future policy benefits ...............................................................   $48,842   $48,247
   Policyholders' dividends payable .....................................................     1,168     1,151
   Policyholder dividend obligation .....................................................     2,443     1,606
   Policyholders' account balances ......................................................     5,523     5,481
   Other Closed Block liabilities .......................................................     7,222     9,760
                                                                                            -------   -------
      Total Closed Block Liabilities ....................................................    65,198    66,245
                                                                                            -------   -------

Closed Block Assets
   Fixed maturities, available for sale, at fair value ..................................    40,517    42,402
   Equity securities, available for sale, at fair value .................................     2,282     1,521
   Commercial loans .....................................................................     6,423     6,457
   Policy loans .........................................................................     5,543     5,681
   Other long-term investments ..........................................................       983     1,008
   Short-term investments ...............................................................     3,361     2,374
                                                                                            -------   -------
      Total investments .................................................................    59,109    59,443
   Cash and cash equivalents ............................................................     2,075     2,526
   Accrued investment income ............................................................       693       715
   Other Closed Block assets ............................................................       323       528
                                                                                            -------   -------
      Total Closed Block Assets .........................................................    62,200    63,212
                                                                                            -------   -------

Excess of reported Closed Block Liabilities over Closed Block Assets ....................     2,998     3,033
Portion of above representing accumulated other comprehensive income:
      Net unrealized investment gains ...................................................     3,415     2,720
      Allocated to policyholder dividend obligation .....................................    (2,443)   (1,606)
                                                                                            -------   -------
Future earnings to be recognized from Closed Block Assets and Closed Block Liabilities ..   $ 3,970   $ 4,147
                                                                                            =======   =======

Information regarding the policyholder dividend obligation is as follows:

                                                                                             2003     2002
                                                                                            ------   ------
                                                                                              (in millions)
Balance, January 1 ......................................................................   $1,606   $   --
Impact on income before gains allocable to policyholder dividend obligation .............       --       --
Net investment gains ....................................................................       --       --
Unrealized investment gains .............................................................      837    1,606
                                                                                            ------   ------
Balance, December 31 ....................................................................   $2,443   $1,606
                                                                                            ======   ======

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Closed Block revenues and benefits and expenses for the years ended December 31, 2003 and 2002, and the period from the date of demutualization through December 31, 2001 were as follows:

                                                                                         December 18, 2001
                                                                                               through
                                                                        2003     2002    December 31, 2001
                                                                       ------   ------   -----------------
                                                                                (in millions)
Revenues
   Premiums.........................................................   $3,860   $4,022          $293
   Net investment income............................................    3,326    3,333           129
   Realized investment gains (losses), net..........................      430     (521)           24
   Other income.....................................................       64       68             3
                                                                       ------   ------          ----
      Total Closed Block revenues...................................    7,680    6,902           449
                                                                       ------   ------          ----

Benefits and Expenses
   Policyholders' benefits..........................................    4,174    4,310           288
   Interest credited to policyholders' account balances.............      139      139             5
   Dividends to policyholders.......................................    2,452    2,506           100
   General and administrative expenses..............................      759      801            33
                                                                       ------   ------          ----
      Total Closed Block benefits and expenses......................    7,524    7,756           426
                                                                       ------   ------          ----
Closed Block revenues, net of Closed Block benefits and expenses,
   before income taxes..............................................      156     (854)           23
                                                                       ------   ------          ----
Income tax expense (benefit)........................................      (21)    (147)            2
                                                                       ------   ------          ----
Closed Block revenues, net of Closed Block benefits and expenses
   and income taxes.................................................   $  177   $ (707)         $ 21
                                                                       ======   ======          ====

9.   REINSURANCE

The Company participates in reinsurance in order to provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Property and casualty reinsurance was placed on a pro-rata basis and excess of loss, including stop-loss, basis. The property and casualty insurance operations were destacked on the date of demutualization as discussed in Note 1. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

The Company participates in reinsurance transactions with the following subsidiaries of Prudential Financial: Prudential Life Insurance Company of Taiwan Inc., The Prudential Life Insurance Company of Korea, Ltd., The Prudential Life Insurance Company, Ltd., Prumerica Life S.p.A., The Prumerica Life Insurance Company, Inc., Prudential Seguros, S.A., Prumerica Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna and Pruco Reinsurance Ltd.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

The tables presented below exclude amounts pertaining to the Company's discontinued operations.

Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

                                                       2003     2002      2001
                                                      ------   ------   -------
                                                            (in millions)
Direct premiums....................................   $7,868   $7,927   $12,842
   Reinsurance assumed.............................      277      154        95
   Reinsurance ceded...............................     (975)    (838)     (684)
                                                      ------   ------   -------
Premiums...........................................   $7,170   $7,243   $12,253
                                                      ======   ======   =======
Policyholders' benefits ceded......................   $  844   $  773   $   845
                                                      ======   ======   =======

"Premiums" includes affiliated reinsurance assumed of $196 million and $104 million and affiliated reinsurance ceded of $(222) million and $(162) million for the years ended December 31, 2003 and 2002, respectively. Affiliated policyholders' benefits ceded were $68 million and $54 million for the years ended December 31, 2003 and 2002, respectively.

Reinsurance recoverables, included in "Other assets" and "Due from parent and affiliates" at December 31, are as follows:

                                                                    2003    2002
                                                                   ------   ----
                                                                   (in millions)
Life insurance..................................................   $  945   $901
Other reinsurance...............................................       62     71
                                                                   ------   ----
Total reinsurance recoverable...................................   $1,007   $972
                                                                   ======   ====

Reinsurance recoverables included in "Other assets" are $500 million and $565 million at December 31, 2003 and 2002, respectively. Three major reinsurance companies account for approximately 71% of the reinsurance recoverable at December 31, 2003. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable therefrom in order to minimize its exposure to loss from reinsurer insolvencies, recording an allowance when necessary for uncollectible reinsurance.

Reinsurance recoverables included in "Due from parent and affiliates" are $507 million and $407 million at December 31, 2003 and 2002, respectively. Reinsurance payables included in "Due to parent and affiliates" are $220 million and $169 million at December 31, 2003 and 2002, respectively.

10.  SHORT-TERM AND LONG-TERM DEBT

Short-term Debt

Short-term debt at December 31, is as follows:

                                                                  2003     2002
                                                                 ------   ------
                                                                  (in millions)
Commercial paper..............................................   $2,846   $1,265
Notes payable.................................................      278       30
Current portion of long-term debt.............................      454      638
                                                                 ------   ------
Total short-term debt.........................................   $3,578   $1,933
                                                                 ======   ======

The weighted average interest rate on outstanding short-term debt, excluding the current portion of long-term debt, was approximately 1.0% and 1.3% at December 31, 2003 and 2002, respectively. Notes payable at December 31, 2003 includes a $262 million note payable to a related party that matures on January 7, 2004 and bears an interest rate of 1.0%

At December 31, 2003, the Company had $1,566 million in committed lines of credit from numerous financial institutions, all of which were unused. These lines of credit generally have terms ranging from one to five years.

The Company issues commercial paper primarily to manage operating cash flows and existing commitments, to meet working capital needs and to take advantage of current investment opportunities. At December 31, 2003 and 2002, a portion of

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

commercial paper borrowings were supported by $1,500 million and $2,500 million of the Company's existing lines of credit, respectively. At December 31, 2003 and 2002, the weighted average maturity of commercial paper outstanding was 17 and 19 days, respectively.

Long-term Debt

Long-term debt at December 31, is as follows:

Description                       Maturity Dates      Rate        2003     2002
-------------------------------   --------------   ----------    ------   ------
                                                                  (in millions)
Fixed rate notes
   U.S. Dollar.................      2006-2023     6.38%-7.30%   $  965   $1,002
Floating rate notes ("FRNs")
   U.S. Dollar.................           2004               (a)     --      399
Surplus notes..................      2007-2025               (b)    691      690
                                                                 ------   ------
Total long-term debt...........                                  $1,656   $2,091
                                                                 ======   ======

(a) The interest rates on the U.S. dollar denominated FRNs are generally based on rates such as LIBOR, Constant Maturity Treasury and the Federal Funds Rate. Interest rates on the U.S. dollar denominated FRNs ranged from 1.72% to 2.43% in 2002.
(b) The interest rate on the Surplus notes ranged from 7.65% to 8.30% in 2003 and 2002.

Several long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2003 and 2002, the Company was in compliance with all debt covenants.

Payment of interest and principal on the surplus notes issued after 1993, of which $691 million and $690 million was outstanding at December 31, 2003 and 2002, respectively, may be made only with the prior approval of the Commissioner of Banking and Insurance of the State of New Jersey ("the Commissioner"). The Commissioner could prohibit the payment of the interest and principal on the surplus notes if certain statutory capital requirements are not met. At December 31, 2003, the Company has met these statutory capital requirements.

In order to modify exposure to interest rate and currency exchange rate movements, the Company utilizes derivative instruments, primarily interest rate swaps, in conjunction with some of its debt issues. These instruments qualify for hedge accounting treatment. The impact of these instruments, which is not reflected in the rates presented in the tables above, were decreases of $28 million and $30 million in interest expense for the years ended December 31, 2003 and 2002, respectively. Floating rates are determined by contractual formulas and may be subject to certain minimum or maximum rates. See Note 17 for additional information on the Company's use of derivative instruments.

Interest expense for short-term and long-term debt was $167 million, $220 million and $641 million, for the years ended December 31, 2003, 2002 and 2001, respectively.

Included in "Policyholders' account balances" are debt obligations of the Company. See Note 7 for further discussion.

11.  STOCK-BASED COMPENSATION

In 2003, Prudential Financial issued stock-based compensation including stock options, restricted stock, restricted stock units and performance shares. Effective January 1, 2003, Prudential Financial changed its accounting for employee stock options to adopt the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation," as amended, prospectively for all new awards granted to employees on or after January 1, 2003. Accordingly, results of operations of the Company for the year ended December 31, 2003, include costs of $3 million associated with stock-based compensation issued by Prudential Financial to certain employees and non-employees of the Company and the Statement of Financial Position at December 31, 2003, includes a reduction in equity for deferred compensation. Prior to January 1, 2003, Prudential Financial accounted for employee stock options using the intrinsic value method of APB No. 25, "Accounting for Stock Issued to Employees," and related interpretations. Under this method, Prudential Financial and the Company did not recognize any stock-based compensation costs as all options granted had an exercise price equal to the market value of Prudential Financial's Common Stock on the date of grant.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12.  EMPLOYEE BENEFIT PLANS

Pension and Other Postretirement Plans

The Company has funded and non-funded contributory and non-contributory defined benefit pension plans, which cover substantially all of its employees as well as employees of certain destacked subsidiaries. For some employees, benefits are based on final average earnings and length of service, while benefits for other employees are based on an account balance that takes into consideration age, service and salary during their career.

The Company provides certain life insurance and health care benefits for its retired employees (including those of certain destacked subsidiaries), their beneficiaries and covered dependents ("other postretirement benefits"). The health care plan is contributory; the life insurance plan is non-contributory. Employees generally become eligible to receive other postretirement benefits if they retire after age 55 with at least 10 years of service or under certain circumstances after age 50 with at least 20 years of continuous service. The Company has elected to amortize its transition obligation for other postretirement benefits over 20 years.

On December 8, 2003, President Bush signed the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 ("the Act") into law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D). This legislation may eventually reduce the Company's costs for retiree health care benefits.

On January 12, 2004, the FASB issued FASB Staff Position No. FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement, and Modernization Act of 2003" ("FSP 106-1"). As permitted by FSP 106-1, the Company is electing to defer the accounting for the effects of the Act. The deferral remains in effect until the earlier of the re-measurement of plan assets and obligations subsequent to January 31, 2004 or the issuance of guidance by the FASB. The accumulated postretirement benefit obligation and net periodic postretirement cost in the financial statements and accompanying notes do not reflect the effect of the Act.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Prepaid and accrued benefits costs are included in "Other assets" and "Other liabilities," respectively, in the Company's Consolidated Statements of Financial Position. The status of these plans as of September 30, adjusted for fourth-quarter activity, is summarized below:

                                                                                             Other
                                                                 Pension Benefits   Postretirement Benefits
                                                                -----------------   -----------------------
                                                                  2003      2002         2003     2002
                                                                -------   -------      -----------------
                                                                                 (in millions)
Change in benefit obligation
Benefit obligation at the beginning of period ...............   $(6,546)  $(5,851)     $(2,370)  $(2,027)
Service cost ................................................      (149)     (138)         (13)      (13)
Interest cost ...............................................      (419)     (434)        (150)     (148)
Plan participants' contributions ............................        --        --          (11)       (8)
Amendments ..................................................       (10)     (218)          73       141
Annuity purchase ............................................         3        68           --        --
Actuarial losses, net .......................................      (648)     (409)        (549)     (380)
Curtailments ................................................       112        --            1        --
Contractual termination benefits ............................        (1)       (1)          --        --
Special termination benefits ................................       (44)       --           (1)       --
Transfers from destacked subsidiaries .......................        --        --           (3)       --
Transfers to destacked subsidiaries .........................        --        49           --        --
Benefits paid ...............................................       602       388          168       160
Foreign currency changes ....................................        (1)       --           (4)       --
Transfer from postemployment benefits .......................        --        --           --       (95)
                                                                -------   -------      -------   -------
Benefit obligation at end of period .........................   $(7,101)  $(6,546)     $(2,859)  $(2,370)
                                                                =======   =======      =======   =======

Change in plan assets
Fair value of plan assets at beginning of period ............   $ 7,837   $ 8,628      $ 1,157   $ 1,343
Actual return (loss) on plan assets .........................     1,381      (364)         126       (37)
Annuity purchase ............................................        (3)      (68)          --        --
Employer contributions ......................................        30        29            5         3
Plan participants' contributions ............................        --        --           11         8
Benefits paid ...............................................      (602)     (388)        (168)     (160)
                                                                -------   -------      -------   -------
Fair value of plan assets at end of period ..................   $ 8,643   $ 7,837      $ 1,131   $ 1,157
                                                                =======   =======      =======   =======

Funded status
Funded status at end of period ..............................   $ 1,542   $ 1,291      $(1,728)  $(1,213)
Unrecognized transition (asset) liability ...................       (23)     (130)           6        15
Unrecognized prior service costs ............................       164       230          (74)      (10)
Unrecognized actuarial losses, net ..........................     1,349     1,366          866       372
Effects of fourth quarter activity ..........................         6         6            1         2
                                                                -------   -------      -------   -------
Net amount recognized .......................................   $ 3,038   $ 2,763      $  (929)  $  (834)
                                                                =======   =======      =======   =======

Amounts recognized in the Statements of Financial Position
Prepaid benefit cost ........................................   $ 3,328   $ 3,082      $    --   $    --
Accrued benefit liability ...................................      (397)     (371)        (929)     (834)
Intangible asset ............................................        --        --           --        --
Accumulated other comprehensive income ......................       107        52           --        --
                                                                -------   -------      -------   -------
Net amount recognized .......................................   $ 3,038   $ 2,763      $  (929)  $  (834)
                                                                =======   =======      =======   =======
Accumulated benefit obligation ..............................   $(6,596)  $(6,027)     $(2,859)  $(2,434)
                                                                =======   =======      =======   =======

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $508 million, $404 million and $0 million, respectively, at September 30, 2003 and $456 million, $379 million and $0 million, respectively, at September 30, 2002.

In 2003 and 2002, the pension plan purchased annuity contracts from Prudential Insurance for $3 million and $68 million, respectively. The approximate future annual benefit payment for all annuity contracts was $22 million and $20 million in 2003 and 2002, respectively.

The benefit obligation for pensions increased by $10 million in 2003 related to non-qualified pension obligations transferred from a destacked subsidiary. The benefit obligation for pensions increased by $218 million in 2002 for amendments related to the distribution of value to the pension plan upon demutualization for $200 million and $18 million related to Prudential Securities cash balance feature, which increased the amount of earnings considered pensionable.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

The benefit obligation for other postretirement benefits decreased by $73 million in 2003 for changes in the substantive plan made to medical, dental and life insurance benefits. There was a reduction in cost related to changes in the prescription drug program of $39 million and a reduction of $39 million for cost sharing shifts to certain retirees for medical and dental benefits. There was an increase in cost of $5 million associated with providing Prudential Financial benefits to former Prudential Securities Inc. employees that transferred to Prudential Financial effective July 1, 2003. The benefit obligation for other postretirement benefits decreased by $141 million in 2002 for changes in the substantive plan made to medical and dental benefits. The significant cost reduction relates to changes in the prescription drug program of $128 million for co-payments and $13 million for cost sharing shifts to certain retirees for medical and dental benefits. Also in 2002, the Company approved the establishment of a new category of retiree called disabled retirees. Based on this new category, $95 million of medical and dental benefits were transferred from postemployment benefits to postretirement benefits.

The pension benefits were amended during the time periods presented for 2002 and 2001 to provide contractual termination benefits to certain plan participants whose employment had been terminated. Costs related to these amendments are reflected in contractual termination benefits in the table below.

Employees were provided special termination benefits in conjunction with their termination of employment related to the Prudential Securities Inc. and Prudential Property and Casualty transactions in 2003. These benefits include the cost of vesting plan participants, accruing benefits until year-end, crediting service for vesting purposes and certain early retirement subsidies.

Net periodic (benefit) cost included in "General and administrative expenses" in the Company's Consolidated Statements of Operations for the years ended December 31, includes the following components:

                                                                               Other
                                                  Pension Benefits     Postretirement Benefits
                                               ---------------------   -----------------------
                                                2003    2002    2001    2003    2002    2001
                                               -----   -----   -----    ----   -----   -----
                                                               (in millions)
Components of net periodic (benefit) cost
Service cost ...............................   $ 149   $ 138   $ 167    $ 13   $  13   $  18
Interest cost ..............................     419     434     431     150     148     150
Expected return on plan assets .............    (833)   (908)   (880)    (84)   (115)   (134)
Amortization of transition amount ..........    (107)   (107)   (106)      2      14      17
Amortization of prior service cost .........      29      30      12      --      --      --
Amortization of actuarial net (gain) loss ..       8     (47)    (85)     10      (8)    (16)
Curtailments ...............................      37      --      --      --      --      --
Contractual termination benefits ...........      --       1       4      --      --      --
Special termination benefits ...............      44      --      --       1      --      --
                                               -----   -----   -----    ----   -----   -----
Net periodic (benefit) cost ................   $(254)  $(459)  $(457)   $ 92   $  52   $  35
                                               =====   =====   =====    ====   =====   =====

The increase in the minimum liability included in "Accumulated other comprehensive income" as of September 30, 2003 and September 30, 2002 is as follows:

                                                                          Other
                                               Pension Benefits   Postretirement Benefits
                                               ----------------   -----------------------
                                                  2003   2002           2003   2002
                                                  ----   ----           ----   ----
                                                                       (in millions)
Increase in minimum liability included
   in other comprehensive income............       $55    $7            $--    $--

The assumptions at September 30, used by the Company to calculate the benefit obligations as of that date and to determine the benefit cost in the year are as follows:

                                                                    Pension Benefits       Other Postretirement Benefits
                                                                   ------------------   -----------------------------------
                                                                   2003   2002   2001      2003         2002         2001
                                                                   ----   ----   ----   ----------   ----------   ---------
Weighted-average assumptions
Discount rate (beginning of period).............................   6.50%  7.25%  7.75%        6.50%        7.25%       7.75%
Discount rate (end of period)...................................   5.75%  6.50%  7.25%        5.75%        6.50%       7.25%
Rate of increase in compensation levels (beginning of period) ..   4.50%  4.50%  4.50%        4.50%        4.50%       4.50%
Rate of increase in compensation levels (end of period).........   4.50%  4.50%  4.50%        4.50%        4.50%       4.50%
Expected return on plan assets (beginning of period) ...........   8.75%  9.50%  9.50%        7.75%        9.00%       9.00%
Health care cost trend rates....................................     --     --     --   6.05-10.00%  6.40-10.00%  6.76-8.76%
Ultimate health care cost trend rate after
   gradual decrease until 2007..................................     --     --     --         5.00%        5.00%       5.00%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

The pension and postretirement expected long term rates of return for 2003 were determined based upon an approach that considered an expectation of the allocation of plan assets during the measurement period of 2003. Expected returns are estimated by asset class as noted in the discussion of investment policies and strategies. The expected returns by an asset class contemplate the risk free interest rate environment as of the measurement date and then add a risk premium. The risk premium is a range of percentages and is based upon historical information and other factors such as expected reinvestment returns and asset manager performance.

The Company applied the same approach to the determination of the expected long term rate of return in 2004. The expected long term rate of return for 2004 is 8.75% and 7.75%, respectively, for the pension and postretirement plans.

The Company, with respect to pension benefits, uses market related value to determine the components of net periodic benefit cost. Market related value is a measure of asset value that reflects the difference between actual and expected return on assets over a 5 year period.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage point increase and decrease in assumed health care cost trend rates would have the following effects:

                                                                 Other
                                                         Postretirement Benefits
                                                         -----------------------
                                                                   2003
                                                                   ----
                                                               (in millions)
One percentage point increase
Increase in total service and interest costs .........             $ 11
Increase in postretirement benefit obligation.........              230

One percentage point decrease
Decrease in total service and interest costs..........             $ 10
Decrease in postretirement benefit obligation.........              197

Pension and postretirement plan asset allocation as of September 30, 2003 and September 30, 2002, are as follows:

                               Pension Percentage of        Postretirement
                               Plan Assets as of       Percentage of Plan Assets
                                    September 30          as of September 30
                               ---------------------   -------------------------
                                     2003  2002               2003  2002
                                     ----  ----               ----  ----
Asset category
U.S. Stocks.................          49%   42%                52%    55%
International Stocks........           9%    9%                 5%     3%
U.S. Bonds..................          32%   30%                20%    14%
International Bonds.........           2%    5%                 0%     0%
Short Term Investments......           2%    3%                 3%     1%
Real Estate.................           6%    8%                 0%     0%
Municipal Bonds.............           0%    0%                20%    27%
Other.......................           0%    3%                 0%     0%
                                     ---   ---                ---    ---
Total.......................         100%  100%               100%   100%
                                     ===   ===                ===    ===

The Company, for its domestic pension and postretirement plans, has developed guidelines for asset allocations. As of the September 30, 2003 measurement date the range of target percentages are as follows:

                                                                Postretirement
                                       Pension Investment      Investment Policy
                                    Policy Guidelines as of    Guidelines as of
                                       September 30, 2003     September 30, 2003
                                    -----------------------   ------------------
                                       Minimum   Maximum       Minimum   Maximum
                                       -------   -------       -------   -------
Asset category
U.S. Stocks......................        18%       56%           24%       59%
International Stocks.............         5%       15%            1%        7%
U.S. Bonds.......................        19%       57%           10%       44%
International Bonds..............         5%       25%            0%        0%
Short Term Investments...........         0%        5%            0%       27%
Real Estate......................         0%        7%            0%        0%
Municipal Bonds..................         0%        0%           20%       22%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Management reviews its investment strategy on an annual basis.

The investment goal of the domestic pension plan assets is to generate an above benchmark return on a diversified portfolio of stocks, bonds and real estate, while meeting the cash requirements for a pension obligation that includes a traditional formula principally representing payments to annuitants and a cash balance formula which allows lump sum payments and annuity payments. The pension plan risk management practices include guidelines for asset concentration, credit rating and liquidity. The pension plan does not invest in leveraged derivatives. Derivatives such as futures contracts are used to reduce transaction costs and change asset concentration.

The investment goal of the domestic postretirement plan assets is to generate an above benchmark return on a diversified portfolio of stocks, bonds and municipal bonds, while meeting the cash requirements for the postretirement obligations that includes a medical benefit including prescription drugs, a dental benefit and a life benefit. The postretirement domestic equity is used to provide expected growth in assets deposited into the plan assets. International equity is used to provide diversification to domestic equity as well as expected capital growth. Bonds provide liquidity and income. Short-term investments provide liquidity and allow for defensive asset mixes. Municipal bonds provide liquidity and tax efficient income, where appropriate. The postretirement plans risk management practices include guidelines for asset concentration, credit rating, liquidity, and tax efficiency. The postretirement plan does not invest in leveraged derivatives. Derivatives such as futures contracts are used to reduce transaction costs and change asset concentration.

Pension assets include Prudential Financial Inc. common stock in the amount of $103 million (1.2 percent of total plan assets) as of September 30, 2002. There were no investments in Prudential Financial Inc. common stock as of September 30, 2003. Pension plan assets of $7,216 million and $6,385 million are included in Separate Account assets and liabilities as of September 30, 2003 and 2002, respectively.

Postretirement equity securities did not include any Prudential Financial Inc. common stock as of September 30, 2003 or 2002.

The expected benefit payments for the Company's domestic pension and postretirement plans for the years indicated are as follows:

                                                                       Other
                                                                  Postretirement
Expected Benefits Payments                              Pension      Benefits
                                                        -------   --------------
                                                             (in millions)
2004.................................................    $  633       $  226
2005.................................................       434          233
2006.................................................       362          239
2007.................................................       363          242
2008.................................................       367          241
2009-2013............................................     1,963        1,206
                                                         ------       ------
   Total.............................................    $4,122       $2,387
                                                         ======       ======

The Company anticipates that it will make cash contributions in 2004 of $29 million to the non-qualified pension plan and $2 million to the postretirement plans. The Company does not anticipate making any contributions to the qualified pension plan in 2004.

Postemployment Benefits

The Company accrues postemployment benefits primarily for life and health benefits provided to former or inactive employees who are not retirees. The net accumulated liability for these benefits at December 31, 2003 and 2002, was $52 million and $84 million, respectively, and is included in "Other liabilities."

Other Employee Benefits

The Company sponsors voluntary savings plans for employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The matching contributions by the Company included in "General and administrative expenses" were $54 million, $55 million and $72 million for the years ended December 31, 2003, 2002 and 2001, respectively.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13.  INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                         2003    2002     2001
                                                         ----   -----   -------
                                                              (in millions)
Current tax expense (benefit)
   U.S. ..............................................   $379   $ 231   $(1,014)
   State and local ...................................      2      18        57
   Foreign ...........................................     15       4        43
                                                         ----   -----   -------
   Total .............................................    396     253      (914)
                                                         ----   -----   -------

Deferred tax expense (benefit)
   U.S. ..............................................     48    (221)      765
   State and local ...................................    (16)    (22)      (73)
   Foreign ...........................................     (1)     --       171
                                                         ----   -----   -------
   Total .............................................     31    (243)      863
                                                         ----   -----   -------
Total income tax expense (benefit) ...................   $427   $  10   $   (51)
                                                         ====   =====   =======

The Company's actual income tax expense (benefit) for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

                                                            2003   2002    2001
                                                           -----   ----   -----
                                                                (in millions)
Expected federal income tax expense (benefit) ........     $ 558   $  1   $ (67)
Non-taxable investment income ........................       (56)   (96)    (63)
Change in valuation allowance ........................       (19)    22      17
Non-deductible expenses ..............................       (18)    67     241
State and local income taxes .........................        (9)    (5)    (12)
Equity tax ...........................................        --     --    (200)
Other ................................................       (29)    21      33
                                                           -----   ----   -----
   Total income tax expense (benefit) ................     $ 427   $ 10   $ (51)
                                                           =====   ====   =====

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                                2003      2002
                                                              -------   -------
                                                                (in millions)
Deferred tax assets
   Insurance reserves .....................................   $ 1,340   $ 1,096
   Policyholder dividends .................................     1,136       778
   Other ..................................................       336       194
                                                              -------   -------

   Deferred tax assets before valuation allowance .........     2,812     2,068
   Valuation allowance ....................................       (28)      (47)
                                                              -------   -------

   Deferred tax assets after valuation allowance ..........     2,784     2,021
                                                              -------   -------

Deferred tax liabilities
   Net unrealized investment gains ........................     2,770     2,309
   Deferred policy acquisition costs ......................     1,168     1,082
   Employee benefits ......................................       610       510
   Other ..................................................       165        34
                                                              -------   -------

   Deferred tax liabilities ...............................     4,713     3,935
                                                              -------   -------

Net deferred tax liability ................................   $(1,929)  $(1,914)
                                                              =======   =======

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax asset after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 2003 and 2002, respectively, the Company had federal net operating and capital loss carryforwards of $65 million and $300 million, which expire between 2007 and 2018. At December 31, 2003 and 2002, respectively, the Company had state operating and capital loss carryforwards for tax purposes approximating $2,490 million and $2,747 million, which expire between 2005 and 2023.

The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1996. The Service has begun its examination of 1997 through 2001. Management believes sufficient provisions have been made for potential adjustments.

14.  STOCKHOLDER'S EQUITY

Dividend Restrictions

New Jersey insurance law provides that dividends or distributions may be declared or paid by Prudential Insurance without prior regulatory approval only from unassigned surplus, as determined pursuant to statutory accounting principles, less unrealized capital gains and certain other adjustments. Unassigned surplus of Prudential Insurance was $1,557 million at December 31, 2003. There were applicable adjustments for unrealized capital gains of $624 million at December 31, 2003. In addition, Prudential Insurance must obtain non-disapproval from the New Jersey insurance regulator before paying a dividend if the dividend, together with other dividends or distributions made within the preceding twelve months, would exceed the greater of 10% of Prudential Insurance's surplus as of the preceding December 31 or its net gain from operations for the twelve month period ending on the preceding December 31, excluding realized capital gains and losses. The laws regulating dividends of Prudential Insurance's other insurance subsidiaries domiciled in other states are similar, but not identical, to New Jersey's.

Statutory Net Income and Surplus

Prudential Insurance is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Statutory net income (loss) of Prudential Insurance amounted to $1,231 million, $(490) million and $(896) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus of Prudential Insurance amounted to $7,472 million and $5,699 million at December 31, 2003 and 2002, respectively.

The New York State Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the New York State Insurance Department to financial statements prepared in accordance with GAAP in making such determinations.

15.  RELATED PARTY TRANSACTIONS

Service Agreements - Services Provided

The Company has service agreements with Prudential Financial and certain subsidiaries of Prudential Financial, that prior to the destacking, were subsidiaries of Prudential Insurance. These companies include, along with their subsidiaries, PRUCO, Inc. (includes Prudential Securities Group Inc. and Prudential P&C Holdings, Inc.), Prudential Asset Management Holding Company, Prudential International Insurance Holdings, Ltd., Prudential IBH Holdco, Inc., The Prudential Real Estate Affiliates, Inc., Prudential International Investments Corporation and Prudential Japan Holdings, LLC. Under the agreements, the Company provides general and administrative services and, accordingly, charges these companies for such services. These charges totaled $501 million and $527 million for the years ended December 31, 2003 and December 31, 2002, respectively, and are recorded as a reduction to the Company's "General and administrative expenses."

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Under these service agreements, the Company converts deposited funds denominated in foreign currencies into U.S. dollars for payment to other subsidiaries of Prudential Financial. At December 31, 2003, the Company's affiliated liability due to these deposits was $187 million and is included within "Due to parent and affiliates."

The Company also engages in other transactions with affiliates in the normal course of business. Affiliated revenues in "Commissions and other income" were $214 million and $231 million for the years ended December 31, 2003 and 2002, respectively, related primarily to compensation for the sale of affiliates' products through the Company's distribution network. The amounts due to the Company under such agreements were $166 million and $208 million at December 31, 2003 and 2002, respectively, and are included in "Due from parent and affiliates."

Service Agreements - Services Received

Prudential Financial and certain of its subsidiaries have service agreements with the Company. Under the agreements, the Company receives the services of the officers and employees of Prudential Financial, asset management services from Prudential Asset Management Holding Company and subsidiaries, distribution services from Prudential Securities Group Inc. and consulting services from Prumerica Systems Ireland Limited. The Company is charged based on the level of service received. Affiliated expenses for services received were $200 million and $195 million in "Net investment income" and $146 million and $101 million in "General and administrative expenses" for the years ended December 31, 2003 and 2002, respectively. The amounts due to Prudential Financial and certain of its subsidiaries under such agreements were $35 million and $25 million at December 31, 2003 and 2002, respectively, and are included in "Due to parent and affiliates."

Notes Receivable and Other Lending Activities

Prudential Funding, LLC, an indirect, wholly owned consolidated subsidiary of the Company, borrows funds primarily through the issuance of commercial paper, private placement medium-term notes and Euro medium-term notes which are reflected in "Short-term debt" and "Long-term debt." Historically, Prudential Funding, LLC lent net proceeds to Prudential Insurance and its subsidiaries at cost. After demutualization, the interest rates on loans to the destacked subsidiaries were adjusted to market rates.

Affiliated notes receivable included in "Due from parent and affiliates" at December 31, are as follows:

Description                                                         Maturity Dates       Rate         2003     2002
-----------------------------------------------------------------   --------------   -------------   ------   ------
                                                                                                       (in millions)
U.S. Dollar floating rate notes (a)..............................     2003-2005      1.60% - 3.40%   $1,150   $2,150
U.S. Dollar fixed rate note (b)..................................     2004-2010      4.56% - 5.37%      120       20
Japanese Yen fixed rate note.....................................          2008      1.92% - 2.17%      690      624
Great Britain Pound floating rate note...........................          2004      4.49% - 5.17%       95       85
                                                                                                     ------   ------
Total long-term notes receivable - affiliated (c)................                                     2,055    2,879
Short-term notes receivable - affiliated (d).....................                                     2,365    1,025
                                                                                                     ------   ------
Total notes receivable - affiliated..............................                                    $4,420   $3,904
                                                                                                     ======   ======

(a) On the date of demutualization, Prudential Financial made a contribution of capital to the Company amounting to $1,050 million that was financed with the proceeds from the purchase by Prudential Insurance of a series of notes issued by Prudential Financial with market rates of interest and maturities ranging from nineteen months to three years which is included in floating rate notes. Included within floating rate notes is the current portion of long-term notes receivable, which was $1,000 million at December 31, 2003 and 2002.

(b) Included within fixed rate notes is the current portion of long-term notes receivable, which was $20 million at December 31, 2003.

(c) All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances, with the exception of the Prudential Financial notes described in (a) above.

(d) Short-term notes receivable have variable rates, which averaged 1.36% at December 31, 2003 and 1.82% at December 31, 2002. Short-term notes receivable are payable on demand.

Accrued interest receivable related to these loans was $3 million and $4 million at December 31, 2003 and 2002, and is included in "Due from parent and affiliates."

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

The Company also engages in overnight borrowing and lending of funds with Prudential Financial. "Cash and cash equivalents" included $228 million and $170 million associated with these transactions at December 31, 2003 and 2002, respectively.

Revenues related to lending activities to affiliates were $24 million and $28 million in "Net investment income" and $55 million and $82 million in "Commissions and other income" for the years ended December 31, 2003 and 2002, respectively.

Short-term Debt

As discussed in Note 10, at December 31, 2003, "Short-term debt" includes $262 million of borrowings due to an affiliate of Prudential Financial.

Purchase of Fixed Maturities from an Affiliate

In October 2003, the Company purchased fixed maturity investments from an affiliate for $595 million, the fair value on the date of the transfer plus accrued interest. The Company recorded the investments at the historic amortized cost of the affiliate. The difference of $29 million between the historic amortized cost and the fair value, net of taxes was recorded as a reduction in additional paid-in-capital. The fixed maturity investments are categorized in the Company's consolidated statement of financial position as available-for-sale debt securities, and are therefore carried at fair value, with the difference between amortized cost and fair value reflected in accumulated other comprehensive income.

Derivatives

Prudential Global Funding, Inc., an indirect, wholly owned consolidated subsidiary of the Company enters into derivative contracts with Prudential Financial and certain of its subsidiaries. Affiliated derivative assets included in "Trading account assets" were $370 million and $342 million at December 31, 2003 and 2002, respectively. Affiliated derivative liabilities included in "Due to parent and affiliates" were $263 million and $56 million at December 31, 2003 and 2002, respectively.

Reinsurance

As discussed in Note 9, the Company participates in reinsurance transactions with certain subsidiaries of Prudential Financial.

16.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Estimated fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The methods and assumptions discussed below were used in calculating the estimated fair values of the instruments. See Note 17 for a discussion of derivative instruments.

Commercial Loans

The estimated fair value of commercial loans is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for similar quality loans.

Policy Loans

The estimated fair value of insurance policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Notes Receivable - Affiliated

The estimated fair value of affiliated notes receivable is derived by using discount rates based on the borrowing rates currently available to the Company for notes with similar terms and remaining maturities.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Investment Contracts

For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted projected cash flows based on interest rates being offered for similar contracts with maturities consistent with those of the contracts being valued. For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

Debt

The estimated fair value of short-term and long-term debt is derived by using discount rates based on the borrowing rates currently available to the Company for debt with similar terms and remaining maturities.

The carrying amount approximates or equals fair value for the following instruments: fixed maturities available for sale, equity securities, short-term investments, cash and cash equivalents, restricted cash and securities, separate account assets and liabilities, trading account assets, securities purchased under agreements to resell, securities sold under agreements to repurchase, cash collateral for loaned securities, and securities sold but not yet purchased. The following table discloses the Company's financial instruments where the carrying amounts and estimated fair values differ at December 31,

                                                       2003                     2002
                                              ---------------------   ---------------------
                                              Carrying    Estimated   Carrying   Estimated
                                               Amount    Fair Value    Amount    Fair Value
                                              --------   ----------   --------   ----------
                                                              (in millions)
Commercial loans...........................    $15,659     $17,188     $15,420     $17,276
Policy loans...............................      7,207       8,647       8,094       9,916
Notes receivable - affiliated..............      4,420       4,442       3,904       3,925
Investment contracts.......................     30,739      31,508      28,722      29,615
Short-term and long-term debt..............      5,234       5,490       4,024       4,293

17.  DERIVATIVE INSTRUMENTS

Types of Derivative Instruments

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Exchange-traded futures and options are used by the Company to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring or selling. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which are determined by the value of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange.

Treasury futures typically are used to hedge duration mismatches between assets and liabilities by replicating Treasury performance. Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

When the Company anticipates a significant decline in the stock market that will correspondingly affect its diversified portfolio, it may purchase put index options where the basket of securities in the index is appropriate to provide a hedge against a decrease in the value of the Company's equity portfolio or a portion thereof. This strategy affects an orderly sale of hedged securities.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

When the Company has large cash flows that it has allocated for investment in equity securities, it may purchase call index options as a temporary hedge against an increase in the price of the securities it intends to purchase. This hedge is intended to permit such investment transactions to be executed with less adverse market impact.

Currency derivatives, including exchange-traded currency futures and options, currency forwards and currency swaps, are used by the Company to reduce market risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell. The Company also uses currency forwards to hedge the currency risk associated with net investments in foreign operations and anticipated earnings of its foreign operations.

Under exchange-traded currency futures and options, the Company agrees to purchase or sell a specified number of contracts and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded currency futures and options with regulated futures commissions merchants who are members of a trading exchange.

Under currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. As noted above, the Company uses currency forwards to mitigate the risk that unfavorable changes in currency exchange rates will reduce U.S. dollar equivalent earnings generated by certain of its non-U.S. businesses. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. earnings are expected to be generated. These contracts do not qualify for hedge accounting. Concurrent with destacking, currency forwards hedging earnings of certain non-U.S. businesses were effectively terminated by entering into equal and offsetting trades.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. Credit derivatives are sold for a premium and are recorded at fair value.

Forward contracts are used by the Company to manage market risks relating to interest rates. The Company also uses "to be announced" (TBA) forward contracts to gain exposure to the investment risk and return of mortgage-backed securities. TBA transactions can help the Company to achieve better diversification and to enhance the return on its investment portfolio. TBAs provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual mortgage-backed pools. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

Cash Flow, Fair Value and Net Investment Hedges

The ineffective portion of derivatives accounted for using hedge accounting in the years ended December 31, 2003, 2002 and 2001 was not material to the results of operations of the Company. In addition, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur on the anticipated date or within the additional time period permitted by SFAS No. 133.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes.

                                                                   (in millions)
Additions due to cumulative effect of change in accounting
   principle upon adoption of SFAS No. 133 at January 1, 2001...       $   8
Net deferred gains on cash flow hedges from January 1 to
   December 31, 2001............................................           3
Amount reclassified into current period earnings................         (18)
Destacking......................................................          15
                                                                       -----
Balance, December 31, 2001......................................           8

Net deferred gains on cash flow hedges from January 1 to
   December 31, 2002............................................          79
Amount reclassified into current period earnings................         (30)
                                                                       -----
Balance, December 31, 2002......................................          57

Net deferred losses on cash flow hedges from January 1 to
   December 31, 2003............................................        (100)
Amount reclassified into current period earnings................         (24)
                                                                       -----
Balance, December 31, 2003......................................       $ (67)
                                                                       =====

It is anticipated that a pre-tax gain of approximately $12 million will be reclassified from "Accumulated other comprehensive income (loss)" to earnings during the year ended December 31, 2004, offset by amounts pertaining to the hedged items. The maximum length for which variable cash flows are hedged is 20 years. Income amounts deferred in "Accumulated other comprehensive income
(loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Stockholder's Equity.

For effective net investment hedges, the amounts, before applicable taxes, recorded in the cumulative translation adjustments account within "Accumulated other comprehensive income (loss)" were losses of $33 million in 2003, losses of $32 million in 2002 and gains of $75 million in 2001.

For the years ended December 31, 2003, 2002 and 2001, there were no derivative reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

Credit Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's swaps transactions is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. Because exchange-traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments. The credit exposure of exchange-traded instruments is represented by the negative change, if any, in the fair value (market value) of contracts from the fair value (market value) at the reporting date. The credit exposure of currency forwards is represented by the difference, if any, between the exchange rate specified in the contract and the exchange rate for the same currency at the reporting date.

The Company manages credit risk by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. In addition, the Company enters into over-the-counter swaps pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange-traded futures and options through regulated exchanges and these positions are marked to market on a daily basis.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

18.  COMMITMENTS AND GUARANTEES, CONTINGENCIES AND LITIGATION

Commitments and Guarantees

The following table presents, as of December 31, 2003, the Company's future commitments on long-term debt, as more fully described in Note 10, and future minimum lease payments under non-cancelable operating leases:

                                                           Long-term   Operating
                                                              Debt       Leases
                                                           ---------   ---------
                                                               (in millions)
2004 ...................................................     $   --       $108
2005 ...................................................         58         94
2006 ...................................................         63         78
2007 ...................................................        269         66
2008 ...................................................        602         38
Beyond 2008 ............................................        664        100
                                                             ------       ----
Total ..................................................     $1,656       $484
                                                             ======       ====

The Company occupies leased office space in many locations under various long-term leases and has entered into numerous leases covering the long-term use of computers and other equipment. Rental expense incurred for the years ended December 31, 2003, 2002 and 2001 was $74 million, $69 million and $520 million, respectively.

In connection with the Company's commercial loan business, it originates commercial mortgage loans. As of December 31, 2003, the Company had outstanding commercial mortgage loan commitments with borrowers of $548 million.

The Company also has other commitments, which primarily include commitments to fund investments. These commitments amounted to $2,349 million as of December 31, 2003.

Certain contracts underwritten by the Company's guaranteed products business include guarantees of principal related to financial assets owned by the guaranteed party. These contracts are accounted for as derivatives, at fair value, in accordance with SFAS No. 133. At December 31, 2003, such contracts in force carried a total guaranteed value of $1,567 million.

A number of guarantees provided by the Company relate to real estate investments, in which the unconsolidated investor has borrowed funds, and the Company has guaranteed their obligation to their lender. In some cases, the investor is an affiliate, and in other cases the unaffiliated investor purchases the real estate investment from the Company. The Company provides these guarantees to assist them in obtaining financing for the transaction on more beneficial terms. The Company's maximum potential exposure under these guarantees was $879 million at December 31, 2003. Any payments that may become required of the Company under these guarantees would either first be reduced by proceeds received by the creditor on a sale of the assets, or would provide the Company with rights to obtain the assets. At December 31, 2003, no amounts were accrued as a result of the Company's assessment that it is unlikely payments will be required.

The Company is subject to other financial guarantees and indemnity arrangements, including those related to businesses that have been sold. Some of these guarantees may extend far into the future, and are subject to caps aggregating to $13 million. In other limited cases, the amount that can be claimed from the Company or the time in which these claims may be presented to the Company are not limited. At December 31, 2003, the Company has accrued liabilities of $5 million associated with all other financial guarantees and indemnity arrangements, which does not include liabilities retained associated with sold businesses.

Contingencies

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

matters, after consideration of applicable reserves, should not have a material adverse effect on the Company's financial position.

Litigation

The Company is subject to legal and regulatory actions in the ordinary course of its businesses. Pending legal and regulatory actions include proceedings relating to aspects of our businesses and operations that are specific to the Company and proceedings that are typical of the businesses in which the Company operates, including in both cases businesses that have either been divested or placed in wind-down status. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

The Company retained all liabilities for the litigation associated with its discontinued healthcare business that existed at the date of closing with Aetna (August 6, 1999), or commenced within two years of that date, with respect to claims relating to events that occurred prior to the closing date. This litigation includes purported class actions and individual suits involving various issues, including payment of claims, denial of benefits, vicarious liability for malpractice claims, and contract disputes with provider groups and former policyholders. Some of the purported class actions challenge practices of the Company's former managed care operations and assert nationwide classes. In October 2000, by Order of the Judicial Panel on Multi-district Litigation, class actions brought by policyholders and physicians were consolidated for pre-trial purposes, along with lawsuits pending against other managed health care companies, in the United States District Court for the Southern District of Florida in a consolidated proceeding captioned In Re Managed Care Litigation. The policyholder actions have been resolved. The class actions brought by the physicians allege, among other things, breach of contract, violations of ERISA, violations of and conspiracy to violate RICO, and industry-wide conspiracy to defraud physicians by failing to pay under provider agreements and by unlawfully coercing providers to enter into agreements with unfair and unreasonable terms. The remedies sought include unspecified damages, restitution, disgorgement of profits, treble damages, punitive damages and injunctive relief. In September 2002, the court granted plaintiffs' motion for certification of a nationwide class of physicians. The Company and the other managed care defendants have appealed the certification to the United States Court of Appeals for the Eleventh Circuit. That appeal is pending.

In November 2003, an action was commenced in the United States Bankruptcy Court for the Southern District of New York, Enron Corp. v. J.P. Morgan Securities, Inc., et al., against approximately 100 defendants, including the Company and other affiliated entities, who invested in Enron's commercial paper. The complaint alleges that Enron's October 2001 prepayment of its commercial paper is a voidable preference under the bankruptcy laws and constitutes a fraudulent conveyance. The complaint alleges that the Company received prepayments of approximately $100 million. All defendants have moved to dismiss the complaint.

The Company's litigation is subject to many uncertainties, and given its complexity and scope, its outcome cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves, should not have a material adverse effect on the Company's financial position.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of The Prudential Insurance Company of America

     In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Prudential Insurance Company of America and its subsidiaries at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 2, the Company adopted Financial Accounting Standards Board revised Interpretation ("FIN") No. 46, "Consolidation of Variable Interest Entities" as of December 31, 2003, Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" as of January 1, 2002, and Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" as of January 1, 2002.


/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 23, 2004

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  The following financial statements are included in Part B:

          Consolidated Financial Statement of The Prudential Insurance Company of America and its subsidiaries (Note 1)

          Financial Statements of the Registrant for the fiscal year ended December 31, 2003 (Note 1)

     (b)  Exhibits

          1. Resolution adopted by the Board of Directors of The Prudential Insurance Company of America on November 9, 1999 establishing the Prudential Discovery Premier Group Variable Contract Account (the "Discovery Account"). (Note 5)

          2.     Not applicable.

          3(a).  Distribution Agreement. (Note 5)

          3(b).  Broker-dealer sales agreement (Marketing Agreement). (Note 6)

          4(a).  Form of Group Annuity Contract. (Note 5)

          4(b).  Form of Group Annuity Contract Amendment. (Note 5)

          4(c).  Form of Group Annuity Contract Amendment DCA-GBP-2000 (Note 6)

          5(a).  Not applicable.

          5(b).  Not applicable.

          6(a). Charter of The Prudential Insurance Company of America, as amended February 27, 2002. (Note 3)

          6(b). By-Laws of The Prudential Insurance Company of America, as amended September 10, 2002. (Note 3)

          7.     Not applicable.

          8.     Form of Participation Agreement. (Note 4)

          9. Consent and opinion of Clifford E. Kirsch, Chief Counsel, Variable Products The Prudential Insurance Company of America, as to the legality of the securities being registered. (Note 1)

          10(a). Consent of PricewaterhouseCoopers LLC, Independent Accountants.
                 (Note 1)

          10(c). Powers of Attorney.

                 Agnew, Becker, Carbone, Cullen,
                 Gray, Hanson, Hiner, Horner,
                 Piszel, Ryan, Schmertz, Thomson,
                 Unruh, Van Ness (Note 2)

          11.    Not applicable.

          12.    Not applicable.


----------

(Note 1) Filed herewith.

(Note 2) Incorporated by reference to Post-Effective Amendment No. 14 to Form
         S-1, Registration Statement No. 33-20083, filed April 10, 2001 on behalf of the Prudential Variable Contract Real Property Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 8 to Form
         N-6, Registration No. 333-02031, filed February 14, 2003 on behalf of The Prudential Variable Contract Account GI-2.

(Note 4) Incorporated by reference to Form N-4 Registration No. 333-0671, filed
         June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to Form N-4 Registration No. 333-95637, filed
         April 26, 2000 on behalf of Registrant.

(Note 6) Incorporated by reference to Form N-4 Registration No. 333-95637, filed
         February 27, 2001, on behalf of Registrant.

Item 25. Directors and Officers of the Depositor

Information about the Directors and Executive Officers of The Prudential Insurance Company of America ("Prudential"),Registrant's depositor, appears under the heading of "Directors and Officers of Prudential" in the Statement of Additional information (Part B of this Registration Statement).

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


Registrant is a separate account of Prudential, a stock life insurance company organized under the laws of the State of New Jersey and a subsidiary of Prudential Financial, Inc. ("Prudential Financial"). The subsidiaries of Prudential Financial are listed under Exhibit 21.1 of the Annual Report on Form

10-K of Prudential Financial, Inc. (PFI), Registration No. 001-16707, filed March 10, 2004, the text of which is hereby incorporated.


In addition to the subsidiaries shown on the Organization Chart, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential also holds directly and in three of its separate accounts, shares of The Prudential Series Fund, Inc., a Maryland corporation. The balance of the shares of The Prudential Series Fund, Inc. are held in separate accounts of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey, wholly-owned subsidiaries of Prudential. All of the separate accounts referred to above are unit investment trusts registered under the Investment Company Act of 1940. Prudential's Gibraltar Fund, Inc. and The Prudential Series Fund, Inc. are registered as open-end, diversified management investment companies under the Investment Company Act of 1940. The shares of these investment companies are voted in accordance with the instructions of persons having interests in the unit investment trusts, and Prudential, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.


Registrant may also be deemed to be under common control with other insurers that are direct or indirect subsidiaries of PFI and their separate accounts.


Prudential is a stock insurance company. Its financial statements have been prepared in conformity with generally accepted accounting principles, which include statutory accounting practices prescribed or permitted by state regulatory authorities for insurance companies.

Item 27. Number of Contractholders


As of February 29, 2004 there were 8 contractholders of qualified contracts offered by Registrant, and 1 contractholder of non-qualified contracts offered by Registrant.


Item 28. Indemnification

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions and exclusions of the insurance policies.

New Jersey, being the state of organization of The Prudential Insurance Company of America ("Prudential"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential's By-law
Article VII, Section 1, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit f(ii) to Form N-6, Registration No. 333-01031, filed February 14, 2003 on behalf of The Prudential Variable Contract Account GI-2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter
     (a)  Prudential Investment Management Services, LLC (PIMS)


PIMS is distributor for American Skandia Trust, American Skandia Advisor Funds, Inc., Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Equity Fund, Inc.; Prudential's Gibraltar Fund, Inc.; Dryden Global Total Return Fund, Inc.; Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Securities Fund, Jennison Sector Funds, Inc., Dryden Short-Term Bond Fund, Inc., Jennison Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Dryden Tax-Managed Funds, Dryden Tax-Managed Small Cap Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Prudential Series Fund, Inc., The Target Portfolio Trust, The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11.

PIMS is also distributor of the following unit investment trusts: Separate Accounts; The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Prudential Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.


     (b)(1) The following table sets forth information regarding certain officers of PIMS. As a limited liability company, PIMS has no directors. None of these persons has a position or office with the Registrant. The principal business address for the following persons is 751 Broad Street, Newark, NJ 07102.


             NAME AND PRINCIPAL         POSITIONS AND OFFICES
              BUSINESS ADDRESS            WITH UNDERWRITER
            --------------------   --------------------------------
            Robert F. Gunia        President

            Kenneth I. Schindler   Executive Vice President
                                   & Chief Compliance Officer

            Stephen Pelletier      Executive Vice President

            Bernard B. Winograd    Executive Vice President

            Scott Sleyster         Executive Vice President

            Edward P. Baird        Executive Vice President

            C. Edward Chaplin      Executive Vice President &
                                      Treasurer

            William V. Healey      Senior Vice President, Secretary
                                      and Chief Legal Officer

            Michael J. McQuade     Senior Vice President,
                                      Comptroller and Chief Financial
                                      Officer

            David R. Odenath       Vice President

            Peter J. Boland        Vice President and Deputy
                                      Chief Operating Officer



           (c)
-----------------------------   --------------------------   --------------------------   ----------
Name of Principal Underwriter   Net Underwriting Discounts   Compensation on Redemption   Brokerage
                                     and Commissions                                      Commission
-----------------------------   --------------------------   --------------------------   ----------
Prudential Investment                     $529,729                     $ -0-               $-0-
Management Services, LLC
-----------------------------   --------------------------   --------------------------   ----------


Item 30. Location of Accounts and Records

All accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by the Registrant through Prudential at the following addresses:

     The Prudential Insurance Company of America and Prudential Investment Management, Inc.
     751 Broad Street
     Newark, New Jersey 07102-3777

     The Prudential Insurance Company of America and Prudential Investment Management, Inc.
     Gateway Buildings Two, Three and Four
     100 Mulberry Street
     Newark, New Jersey 07102

     The Prudential Insurance Company of America and
     Prudential Investment Management, Inc.
     56 North Livingston Avenue

     Roseland, New Jersey  07088

     The Prudential Insurance Company of America
     c/o Prudential Investment
     30 Scranton Office Park
     Scranton, Pennsylvania 18507-1789

     The Prudential Insurance Company of America
     c/o The Prudential Asset Management Company, Inc.
     71 Hanover Road
     Florham Park, New Jersey 07932

     State Street Bank and Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Item 31. Management Services

None.

Item 32. Undertakings

     The Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

     (b) to include either (1) as part of any enrollment form to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


     (d) Prudential Insurance Company of America hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Insurance Company of America under the respective facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Prudential Insurance Company of America to earn a profit, the degree to which the contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration

          Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract or prospectus or otherwise.


                                403(b) ANNUITIES

The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs
(1)-(4) thereof.

                                    TEXAS ORP

The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with that offering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-(d) of that Rule will be complied with.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Prudential Discovery Premier Group Variable Contract Account, represents that this post-effective amendment is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933, and further represents that no material event requiring disclosure in the prospectus has occurred since the effective date of the most recent post-effective amendment to this registration statement, and the Registrant and the Depositor have duly cause this Registration Statement to be signed on their behalf, in the City of Newark, and State of New Jersey, on this 29th day of April, 2004.


                                The Prudential Discovery Premier Group Variable Contract Account

                                ------------------------------------------------
                                                 (Registrant)

                                BY: The Prudential Insurance Company of America

                                ------------------------------------------------
                                                 (Depositor)


By: /s/ C. Christopher Sprague
    ---------------------------------
C. Christopher Sprague
Vice President, Corporate Counsel
(Signature and Title)

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Prudential Discovery Premier Group Variable Contract Account, represents that this post-effective amendment is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933, and further represents that no material event requiring disclosure in the prospectus has occurred since the effective date of the most recent post-effective amendment to this registration statement, and the Registrant and the Depositor have duly cause this Registration Statement to be signed on their behalf, in the City of Newark, and State of New Jersey, on this 29th day of April, 2004.


Signature and Title
-------------------


/s/               *
    -----------------------------
    Arthur F. Ryan
    Chairman of the Board,
    President and Chief Executive
    Officer


/s/               *
    -----------------------------
    Anthony S. Piszel
    Vice President and Controller
    (Chief Accounting Officer)


/s/               *
    -----------------------------
    Richard J. Carbone
    Senior Vice President and
    Principal Financial Officer


/s/               *
    -----------------------------
    Franklin E. Agnew
    Director


/s/               *
    -----------------------------
    Frederic K. Becker

    Director



/s/               *
    -----------------------------
    James G. Cullen
    Director


/s/               *
    -----------------------------
    William H. Gray III
    Director


/s/               *
    -----------------------------
    Jon F. Hanson
    Director


/s/               *
    -----------------------------
    Glen H. Hiner
    Director


/s/               *
    -----------------------------
    Constance J. Horner
    Director





/s/
    -----------------------------
    Ida F.S. Schmertz
    Director


/s/               *
    -----------------------------
    Richard M. Thomson
    Director


/s/               *
    -----------------------------
    James A. Unruh
    Director

/s/               *
    -----------------------------
    Stanley C. Van Ness
    Director


                                                    * By: C. Christopher Sprague
                                                          ----------------------
                                                          C. Christopher Sprague
                                                          (Attorney-In-Fact)

                                  EXHIBIT INDEX


(9)   Opinion of Counsel

10(a) Consent of PricewaterhouseCoopers LLP, independent accountants